As filed with the Securities and Exchange Commission on March 31, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Core Bond Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 27.0%
		U.S. Treasury Bonds
	$7,495	5.50%, due 8/15/28	$9,701
	920	4.50%, due 2/15/36	1,163
	3,085	3.88%, due 8/15/40	3,549
		U.S. Treasury Inflation-Indexed Bonds
	10,440	0.25%, due 1/15/25	10,376	(b)
	7,698	2.00%, due 1/15/26	8,771	(b)
	2,955	1.75%, due 1/15/28	3,344	(b)
	1,343	3.63%, due 4/15/28	1,786	(b)
	9,955	3.88%, due 4/15/29	13,772	(b)
		U.S. Treasury Notes
	3,030	0.88%, due 11/30/17 – 1/31/18	3,032
	13,755	1.38%, due 4/30/20 – 4/30/21	13,614
	6,905	2.13%, due 12/31/21	6,970
	830	1.50%, due 2/28/23	800
	4,450	2.75%, due 2/15/24	4,594
	12,276	1.63%, due 2/15/26	11,465
	55	4.75%, due 2/15/37	71

		Total U.S. Treasury Obligations (Cost $93,395)	93,008

U.S. Government Agency Securities 1.7%
	1,560	Federal Home Loan Bank, 5.50%, due 7/15/36	2,056
	450	Federal Home Loan Mortgage Corp., 6.75%, due 3/15/31	637
	1,200	Federal National Mortgage Association, 1.60%, due 12/24/20	1,185
	2,455	Residual Funding Corp., 0.00%, due 4/15/30	1,597	(c)
	250	Tennessee Valley Authority, 5.25%, due 9/15/39	313

		Total U.S. Government Agency Securities (Cost $5,841)	5,788

Mortgage-Backed Securities 33.2%

Collateralized Mortgage Obligations 0.0%
	12	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 1.01%, due 5/25/32	11	(d)

Commercial Mortgage-Backed 5.2%
		Bear Stearns Commercial Mortgage Securities
	12	Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	12
	330	Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	335	(e)
		Citigroup Commercial Mortgage Trust
	3,435	Ser. 2013-GC15, Class XA, 1.18%, due 9/10/46	149	(d)(f)
	4,888	Ser. 2014-GC25, Class XA, 1.06%, due 10/10/47	301	(d)(f)
	2,610	Ser. 2015-GC27, Class XA, 1.43%, due 2/10/48	215	(d)(f)
	550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	573
	114	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	114	(e)
		Commercial Mortgage Loan Trust
	6,853	Ser. 2014-CR17, Class XA, 1.16%, due 5/10/47	367	(d)(f)
	679	Ser. 2008-LS1, Class A4B, 6.10%, due 12/10/49	690	(d)
		Commercial Mortgage Trust
	6,366	Ser. 2013-CR11, Class XA, 1.15%, due 10/10/46	334	(d)(f)
	6,998	Ser. 2014-CR16, Class XA, 1.22%, due 4/10/47	378	(d)(f)
	4,452	Ser. 2014-LC15, Class XA, 1.36%, due 4/10/47	259	(d)(f)
	3,945	Ser. 2014-UBS3, Class XA, 1.33%, due 6/10/47	241	(d)(f)
	4,924	Ser. 2014-UBS6, Class XA, 1.05%, due 12/10/47	265	(d)(f)
	335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	348
		Credit Suisse Mortgage Capital Certificates
	31	Ser. 2007-C3, Class A4, 5.67%, due 6/15/39	31	(d)
	450	Ser. 2007-C4, Class A4, 5.94%, due 9/15/39	455	(d)
	615	Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	622	(e)
	250	Ser. 2008-C1, Class A3, 6.06%, due 2/15/41	254	(d)
	353	CSAIL Commercial Mortgage Trust, Ser. 2016-C7, Class A5, 3.50%, due 11/15/49	356
	1,970	Freddie Mac Multifamily, Ser. 2017-KT01, Class A, 1.10%, due 2/25/20	1,970
		GS Mortgage Securities Trust
	787	Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	788	(d)
	11,917	Ser. 2014-GC18, Class XA, 1.13%, due 1/10/47	648	(d)(f)
	335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	350
	442	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/48	453
	355	Ser. 2015-GC34, Class A4, 3.51%, due 10/10/48	363
		JP Morgan Chase Commercial Mortgage Securities Corp.
	305	Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	305
	1,013	Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,023	(e)
	687	Morgan Stanley ABS Capital I, Inc., Trust, Ser. 2003-HE1, Class M1, 1.97%, due 5/25/33	669	(d)
		Morgan Stanley Bank of America Merrill Lynch Trust
	4,657	Ser. 2014-C16, Class XA, 1.19%, due 6/15/47	254	(d)(f)
	710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	740
	2,793	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.76%, due 12/10/45	198	(d)(f)(g)
		Wells Fargo Commercial Mortgage Trust
	500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	516
	225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/49	219
	950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/49	920
	500	Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	518
	445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/59	456
		WF-RBS Commercial Mortgage Trust
	6,421	Ser. 2014-C25, Class XA, 0.94%, due 11/15/47	328	(d)(f)
	15,463	Ser. 2014-C22, Class XA, 0.93%, due 9/15/57	744	(d)(f)
			17,761
Fannie Mae 15.2%
		Pass-Through Certificates
	947	2.50%, due 4/1/30 – 1/1/31	949
	8,072	3.00%, due 9/1/27 – 11/1/46	8,096
	6,914	3.50%, due 12/1/41 – 11/1/46	7,090
	10,985	4.00%, due 2/1/41 – 10/1/46	11,546
	5,239	4.50%, due 9/1/23 – 3/1/46	5,642
	3,463	5.00%, due 3/1/21 – 4/1/44	3,784
	2,180	5.50%, due 11/1/22 – 3/1/41	2,425
	981	6.00%, due 3/1/33 – 11/1/38	1,105
	155	2.50%, TBA, 15 Year Maturity	155	(h)
	1,465	3.00%, TBA, 15 Year Maturity	1,503	(h)
	4,600	3.00%, TBA, 30 Year Maturity	4,551	(h)
	2,295	3.50%, TBA, 30 Year Maturity	2,345	(h)
	2,995	4.00%, TBA, 30 Year Maturity	3,142	(h)
			52,333
Freddie Mac 9.5%
		Pass-Through Certificates
	403	2.50%, due 1/1/32	403
	174	2.75%, due 4/1/37	185	(d)
	2,662	3.00%, due 8/1/46 – 1/1/47	2,633
	125	3.05%, due 2/1/37	132	(d)
	5,284	3.50%, due 7/1/42 – 10/1/46	5,411
	8,735	4.00%, due 11/1/40 – 1/1/47	9,175
	1,963	4.50%, due 6/1/39 – 5/1/46	2,116
	563	5.00%, due 5/1/23 – 5/1/41	611
	967	5.50%, due 12/1/22 – 11/1/38	1,074
	18	6.00%, due 12/1/37	20
	4	6.50%, due 11/1/25	4
	685	2.50%, TBA, 15 Year Maturity	685	(h)
	1,115	3.00%, TBA, 15 Year Maturity	1,144	(h)
	5,340	3.00%, TBA, 30 Year Maturity	5,279	(h)
	1,400	3.50%, TBA, 30 Year Maturity	1,429	(h)
	2,340	4.00%, TBA, 30 Year Maturity	2,454	(h)
			32,755
Ginnie Mae 3.3%
		Pass-Through Certificates
	1,013	3.00%, due 3/20/45 – 11/20/46	1,023
	2,098	3.50%, due 1/20/43 – 1/20/47	2,178
	1,254	4.00%, due 11/20/44 – 5/20/46	1,327
	3,815	3.00%, TBA, 30 Year Maturity	3,846	(h)
	1,145	3.50%, TBA, 30 Year Maturity	1,186	(h)
	1,850	4.00%, TBA, 30 Year Maturity	1,956	(h)
			11,516

		Total Mortgage-Backed Securities (Cost $116,340)	114,376

Corporate Bonds 30.2%

Airlines 0.8%
		American Airlines, Inc.
	1,660	Ser. 2016-2, Class A, 3.65%, due 6/15/28	1,631	(i)
	390	Ser. 2016-2, Class AA, 3.20%, due 6/15/28	379
	750	Southwest Airlines Co., 3.00%, due 11/15/26	708	(i)
			2,718
Auto Manufacturers 2.0%
	1,310	Ford Motor Co., 4.35%, due 12/8/26	1,313
	955	Ford Motor Credit Co. LLC, 3.10%, due 5/4/23	925	(i)
	560	General Motors Co., 6.60%, due 4/1/36	646
		General Motors Financial Co., Inc.
	1,150	2.40%, due 5/9/19	1,147	(i)
	1,555	3.20%, due 7/6/21	1,547	(i)
	840	4.30%, due 7/13/25	837
	520	4.35%, due 1/17/27	517
			6,932
Banks 7.2%
	1,395	Bank of America Corp., 4.45%, due 3/3/26	1,424	(i)
		Barclays PLC
	820	2.00%, due 3/16/18	820
	2,445	3.68%, due 1/10/23	2,449
		Capital One N.A.
	1,149	2.35%, due 8/17/18	1,156	(i)
	1,865	2.35%, due 1/31/20	1,870
		Citigroup, Inc.
	1,280	2.70%, due 3/30/21	1,272	(i)
	1,145	3.20%, due 10/21/26	1,085	(i)
	335	4.45%, due 9/29/27	340
	1,685	Credit Suisse Group AG, 3.57%, due 1/9/23	1,676	(g)
	1,100	Goldman Sachs Group, Inc., 5.15%, due 5/22/45	1,138	(i)
	2,195	HSBC Holdings PLC, 2.65%, due 1/5/22	2,148	(i)
	1,065	Huntington Bancshares, Inc., 2.30%, due 1/14/22	1,033
		Morgan Stanley
	1,035	2.50%, due 4/21/21	1,022	(i)
	740	3.88%, due 1/27/26	745
	1,990	3.63%, due 1/20/27	1,958
	905	PNC Bank N.A., 1.70%, due 12/7/18	903
		Wells Fargo & Co.
	1,965	2.10%, due 7/26/21	1,912	(i)
	340	4.90%, due 11/17/45	352
	1,300	Ser. S, 5.90%, due 12/29/49	1,337	(d)
			24,640
Beverages 1.3%
		Anheuser-Busch InBev Finance, Inc.
	2,825	3.65%, due 2/1/26	2,844	(i)
	470	4.90%, due 2/1/46	503
	1,130	Anheuser-Busch InBev Worldwide, Inc., 3.75%, due 1/15/22	1,183
			4,530
Commercial Services 0.6%
	1,135	ERAC USA Finance LLC, 2.70%, due 11/1/23	1,088	(g)(i)
	1,170	University of Southern California, 3.03%, due 10/1/39	1,049	(i)
			2,137
Computers 1.8%
	1,315	Apple, Inc., 4.65%, due 2/23/46	1,384	(i)
	2,240	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, due 6/15/21	2,338	(g)(i)
		HP Enterprise Co.
	1,295	4.40%, due 10/15/22	1,361
	1,210	4.90%, due 10/15/25	1,260
			6,343
Diversified Financial Services 0.9%
	1,060	Air Lease Corp., 2.13%, due 1/15/20	1,047	(i)
	1,895	Int'l Lease Finance Corp., 6.25%, due 5/15/19	2,044	(i)
			3,091
Electric 0.9%
	1,405	Duke Energy Corp., 1.80%, due 9/1/21	1,355	(i)
	865	Exelon Corp., 4.45%, due 4/15/46	859
	840	Southern Co., 4.40%, due 7/1/46	831
			3,045
Healthcare-Products 0.8%
		Abbott Laboratories
	1,410	2.35%, due 11/22/19	1,414
	1,440	4.90%, due 11/30/46	1,451
			2,865
Insurance 0.4%
	1,365	Allstate Corp., 3.28%, due 12/15/26	1,359

Media 2.6%
	1,245	21st Century Fox America, Inc., 4.75%, due 11/15/46	1,237	(g)
		Charter Communications Operating LLC/Charter Communications Operating Capital
	1,450	3.58%, due 7/23/20	1,485
	2,215	4.91%, due 7/23/25	2,323
	865	6.48%, due 10/23/45	983
		Viacom, Inc.
	460	2.75%, due 12/15/19	461
	765	3.88%, due 4/1/24	742
	970	3.45%, due 10/4/26	900
	1,145	4.38%, due 3/15/43	938	(i)
			9,069
Multi-National 0.3%
	1,100	Council Of Europe Development Bank, 1.88%, due 1/27/20	1,102

Oil & Gas 0.7%
	1,650	Hess Corp., 4.30%, due 4/1/27	1,650	(i)
	865	Noble Energy, Inc., 5.05%, due 11/15/44	884
			2,534
Pharmaceuticals 2.0%
		AbbVie, Inc.
	1,215	2.50%, due 5/14/20	1,220	(i)
	355	3.20%, due 5/14/26	337
	935	Pfizer, Inc., 3.00%, due 12/15/26	918
	1,685	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,665	(i)
		Teva Pharmaceutical Finance Netherlands III BV
	1,900	1.70%, due 7/19/19	1,865
	850	4.10%, due 10/1/46	712
			6,717
Pipelines 0.6%
		Energy Transfer Partners L.P.
	650	4.15%, due 10/1/20	679
	900	6.50%, due 2/1/42	1,015
	355	Kinder Morgan, Inc., 5.55%, due 6/1/45	375	(i)
			2,069
Real Estate Investment Trusts 0.5%
	1,135	Corporate Office Properties L.P., 3.60%, due 5/15/23	1,104
	705	Omega Healthcare Investors, Inc., 4.50%, due 1/15/25	693
			1,797
Semiconductors 0.8%
	2,660	Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, due 1/15/20	2,654	(g)

Software 2.0%
		Microsoft Corp.
	4,085	3.30%, due 2/6/27	4,089	(j)
	865	3.70%, due 8/8/46	794	(i)
	1,065	4.50%, due 2/6/57	1,079	(j)
	790	Oracle Corp., 4.00%, due 7/15/46	741	(i)
			6,703
Telecommunications 4.0%
		AT&T, Inc.
	3,515	3.80%, due 3/1/24	3,498
	3,515	5.25%, due 3/1/37	3,523
	2,510	4.75%, due 5/15/46	2,293	(i)
	1,260	Deutsche Telekom International Finance BV, 2.23%, due 1/17/20	1,261	(g)
		Verizon Communications, Inc.
	570	5.05%, due 3/15/34	584
	1,890	4.27%, due 1/15/36	1,760	(i)
	820	4.13%, due 8/15/46	706
			13,625

		Total Corporate Bonds (Cost $104,724)	103,930

Asset-Backed Securities 9.4%
	1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 1.33%, due 4/25/36	1,266	(d)
	1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 1.48%, due 5/25/35	1,152	(d)
	530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 1.27%, due 9/25/35	511	(d)
	1,275	Asset Backed Funding Certificates, Ser. 2004-OPT3, Class A4, 1.55%, due 11/25/33	1,214	(d)
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 1.25%, due 10/25/35	1,003	(d)
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 1.23%, due 12/25/33	14	(d)
	8,185	Chase Issuance Trust, Ser. 2016-A7, Class A7, 1.06%, due 9/16/19	8,177	(i)
	6,540	Citibank Credit Card Issuance Trust, Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	6,488
	110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 1.14%, due 1/25/36	108	(d)
		Countrywide Asset-Backed Certificates
	250	Ser. 2004-5, Class 1A, 1.27%, due 10/25/34	234	(d)
	772	Ser. 2005-15, Class 2AV3, 1.13%, due 4/25/36	737	(d)
	19	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.99%, due 4/25/33	18	(d)
	775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.75%, due 4/25/35	704	(d)
	1,410	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 1.12%, due 3/25/36	1,351	(d)
	897	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2004-NC1, Class M1, 1.82%, due 12/27/33	874	(d)
	1,307	Navient Student Loan Trust, Ser. 2016-6A, Class A1, 1.25%, due 3/25/66	1,308	(d)(g)
	464	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, 1.03%, due 4/25/35	450	(d)
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 1.23%, due 1/25/36	1,178	(d)
		Residential Asset Mortgage Products, Inc.
	6	Ser. 2003-RS2, Class AII, 1.45%, due 3/25/33	5	(d)
	750	Ser. 2005-RS4, Class M3, 1.25%, due 4/25/35	732	(d)
	770	Ser. 2005-RS7, Class M1, 1.27%, due 7/25/35	725	(d)
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 1.30%, due 3/25/35	8	(d)
		Soundview Home Equity Loan Trust
	775	Ser. 2005-DO1, Class M5, 1.73%, due 5/25/35	696	(d)
	1,560	Ser. 2005-OPT1, Class M2, 1.45%, due 6/25/35	1,441	(d)
	900	Ser. 2005-OPT3, Class M1, 1.24%, due 11/25/35	804	(d)
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1.45%, due 1/25/34	4	(d)
	1,350	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	1,344	(g)

		Total Asset-Backed Securities (Cost $32,006)	32,546

Foreign Government Securities 1.4%
	990	Japan Int'l Cooperation Agency, 2.13%, due 10/20/26	923
MXN	36,100	Mexican Bonos, Ser. M, 7.75%, due 11/13/42	1,684
ZAR	40,970	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41	2,171	(i)

		Total Foreign Government Securities (Cost $6,497)	4,778

Municipal Notes 0.2%
	$550	California St. Var. Purp. G.O. (Build America Bonds), Ser. 2009, 7.55%, due 4/1/39 (Cost $883)	810

NUMBER OF SHARES

Short-Term Investment 5.8%

Investment Company 5.8%
	20,059,955	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $20,060)	20,060	(i)(k)

		Total Investments 108.9% (Cost $379,746)	375,296	##

		Other Assets Less Liabilities (8.9)%	(30,769)	(l)

		Net Assets 100.0%	$344,527

(a)	Principal amount is stated in the currency in which the security is denominated. MXN = Mexican Peso ZAR = South African Rand
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)	This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(e)	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $13,104,000, which represents 3.8% of net assets of the fund. These securities have been deemed by the investment manager to be liquid.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2017, amounted to approximately $29,675,000, which represents 8.6% of net assets of the fund.

(i)	All or a portion of this security is segregated in connection with obligations for TBAs and/or futures contracts and/or when-issued securities with a total value of approximately $61,070,000.
(j)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $5,168,000, which represents 1.5% of net assets of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2017.
(l)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/13/2017	82 Euro, 90 Day	Long	$(5,427)
3/13/2017	1 New Zealand Dollar	Long	2,201
3/22/2017	108 U.S. Treasury Bond, 10 Year Ultra	Long	(38,416)
3/22/2017	4 U.S. Treasury Ultra Long Bond	Long	(5,573)
3/8/2017	27 Euro-Bobl Bond, 30 Year	Short	3,712
3/8/2017	29 Euro-Buxl Bond, 30 Year	Short	275,406
3/8/2017	40 Euro-OAT	Short	130,592
3/13/2017	2 Euro	Short	(5,670)
3/13/2017	73 Mexican Peso	Short	34,763
3/13/2017	58 South African Rand	Short	(65,963)
3/22/2017	98 U.S. Treasury Note, 10 Year	Short	47,671
3/22/2017	11 US. Treasury Long Bond	Short	10,191
3/29/2017	25 United Kingdom Long Gilt Bond	Short	(9,302)
Total			$374,185

At January 31, 2017, the notional value of futures for the Fund was $35,484,590 for long positions and $(37,387,867) for short positions. The Fund had $789,548 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$93,008	$—	$93,008
U.S. Government Agency Securities	—	5,788	—	5,788
Mortgage-Backed Securities(a)	—	114,376	—	114,376
Corporate Bonds(a)	—	103,930	—	103,930
Asset-Backed Securities	—	32,546	—	32,546
Foreign Government Securities	—	4,778	—	4,778
Municipal Notes	—	810	—	810
Short-Term Investment	—	20,060	—	20,060
Total Investments	$—	$375,296	$—	$375,296

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(b)
Assets	504	—	—	504
Liabilities	(130)	—	—	(130)
Total	$374	$—	$—	$374

(b)	Futures are reported at the cumulative appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) January 31, 2017

NUMBER OF SHARES			VALUE	†
			(000's omitted)
Common Stock 0.2%

Colombia 0.2%
	5,378	Pacific Exploration and Production Corp. (Cost $829)	$215	*(b)

PRINCIPAL AMOUNT(a)
(000's omitted)

Corporate Bonds 26.8%

Argentina 1.2%
	$150	Aeropuertos Argentina 2000 SA, 6.88%, due 2/1/27	152	(b)(c)
	150	Cablevision SA, 6.50%, due 6/15/21	154	(d)
	150	Genneia SA, 8.75%, due 1/20/22	155	(c)
	150	Pampa Energia SA, 7.50%, due 1/24/27	148	(c)
	257	Petrobras Argentina SA, 7.38%, due 7/21/23	261	(c)
		YPF SA
	124	8.50%, due 3/23/21	134	(c)(e)
	400	8.75%, due 4/4/24	432	(d)(e)
			1,436
Austria 0.4%
	200	Eldorado Intl Finance GmbH, 8.63%, due 6/16/21	178	(d)
	300	JBS Investments GmbH, 7.25%, due 4/3/24	315	(d)
			493
Azerbaijan 0.2%
	200	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	216	(d)(e)

Barbados 0.2%
	200	Columbus Cable Barbados Ltd., 7.38%, due 3/30/21	212	(d)

Brazil 2.2%
	200	Banco Bradesco SA, 5.90%, due 1/16/21	213	(d)
	200	Braskem America Finance Co., 7.13%, due 7/22/41	209	(d)(e)
	301	Cosan Luxembourg SA, 7.00%, due 1/20/27	313	(c)(e)
	300	CSN Islands XI Corp., 6.88%, due 9/21/19	264	(d)
	200	GTL Trade Finance, Inc., 5.89%, due 4/29/24	203	(d)
		Marfrig Holdings Europe BV
	200	8.00%, due 6/8/23	211	(c)(e)
	200	8.00%, due 6/8/23	211	(d)
		Petrobras Global Finance BV
	300	5.38%, due 1/27/21	302	(e)
	395	8.38%, due 5/23/21	439	(e)
	261	Suzano Austria GmbH, 5.75%, due 7/14/26	261	(c)(e)
	117	Vale Overseas Ltd., 8.25%, due 1/17/34	136	(e)
			2,762
Canada 0.0%
	20	Nexen, Inc., 5.88%, due 3/10/35	22

Chile 0.9%
	200	Empresa Electrica Angamos SA, 4.88%, due 5/25/29	194	(d)(e)
	160	Enel Americas SA, 4.00%, due 10/25/26	156
	200	GNL Quintero SA, 4.63%, due 7/31/29	201	(d)(e)
	300	Latam Airlines Group SA, 7.25%, due 6/9/20	316	(d)
	250	VTR Finance BV, 6.88%, due 1/15/24	262	(d)(e)
			1,129
China 2.1%
	200	Alibaba Group Holding Ltd., 3.60%, due 11/28/24	199	(e)
	200	Baosteel Financing 2015 Pty Ltd., 3.88%, due 1/28/20	203	(d)(e)
	200	China Construction Bank Corp., 3.88%, due 5/13/25	202	(d)(f)
	200	China Overseas Finance Cayman VI Ltd., 6.45%, due 6/11/34	229	(d)(e)
	205	CNOOC Finance 2011 Ltd., 4.25%, due 1/26/21	214	(d)(e)
	200	CNOOC Nexen Finance 2014 ULC, 4.25%, due 4/30/24	206	(e)
	200	Huarong Finance II Co. Ltd., 5.50%, due 1/16/25	210	(d)(e)
	200	Longfor Properties Co. Ltd., 6.75%, due 1/29/23	212	(d)(e)
	400	Moon Wise Global Ltd., 9.00%, due 1/29/49	434	(d)(e)(f)
	200	Shimao Property Holdings Ltd., 8.38%, due 2/10/22	226	(d)
	200	Sunshine Life Insurance Corp. Ltd., 3.15%, due 4/20/21	195	(d)
			2,530
Colombia 1.5%
	267	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.88%, due 4/21/25	268	(c)(e)
	400	Banco de Bogota SA, 5.38%, due 2/19/23	412	(d)(e)
		Ecopetrol SA
	100	7.38%, due 9/18/43	102
	149	5.88%, due 5/28/45	132	(e)
		Empresas Publicas de Medellin ESP
COP	1,278,000	8.38%, due 2/1/21	439	(d)(e)
	807,000	7.63%, due 9/10/24	266	(c)(e)
	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/24	143	(c)(e)
	$100	SUAM Finance B.V., 4.88%, due 4/17/24	104	(d)
			1,866
Cyprus 0.2%
	200	Global Ports Finance PLC, 6.50%, due 9/22/23	202	(d)

Guatemala 0.3%
	200	Cementos Progreso Trust, 7.13%, due 11/6/23	210	(c)(e)
	200	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 2/6/24	210	(d)
			420
Hong Kong 0.8%
	400	Bank of East Asia Ltd, 5.50%, due 12/29/49	387	(d)(f)
	200	Fita Int'l Ltd., 7.00%, due 2/10/20	219
	400	Studio City Co. Ltd., 7.25%, due 11/30/21	423	(c)
			1,029
India 2.5%
	200	ABJA Investment Co. Pte Ltd., 5.95%, due 7/31/24	204	(d)
		Adani Ports & Special Economic Zone Ltd.
	200	3.50%, due 7/29/20	201	(d)(e)
	300	3.95%, due 1/19/22	298	(c)
	250	Bharti Airtel Int'l Netherlands BV, 5.35%, due 5/20/24	262	(c)(e)
	200	Greenko Investment Co., 4.88%, due 8/16/23	192	(d)
		IDBI Bank Ltd./DIFC Dubai
	500	3.75%, due 1/25/19	506	(d)(e)
	200	4.25%, due 11/30/20	205	(d)(e)
	400	JSW Steel Ltd., 4.75%, due 11/12/19	393	(d)(e)
	250	Reliance Industries Ltd., 4.88%, due 2/10/45	239	(c)(e)
		Vedanta Resources PLC
	400	8.25%, due 6/7/21	435	(d)(e)
	200	6.38%, due 7/30/22	200	(b)(c)
			3,135
Indonesia 0.8%
		Pertamina Persero PT
	200	5.63%, due 5/20/43	190	(d)
	350	5.63%, due 5/20/43	333	(c)(e)
	450	Perusahaan Gas Negara Persero Tbk, 5.13%, due 5/16/24	468	(d)(e)
			991
Iraq 0.3%
	400	Genel Energy Finance PLC, 7.50%, due 5/14/19	320	(c)(d)

Israel 0.6%
		Israel Electric Corp. Ltd.
	400	9.38%, due 1/28/20	472	(d)(e)
	200	5.00%, due 11/12/24	209	(c)(d)
			681
Jamaica 0.2%
	300	Digicel Group Ltd., 8.25%, due 9/30/20	266	(d)(e)

Kazakhstan 0.5%
	200	Halyk Savings Bank of Kazakhstan JSC, 7.25%, due 1/28/21	214	(d)
		KazMunayGas National Co., JSC
	200	9.13%, due 7/2/18	217	(d)(e)
	200	6.38%, due 4/9/21	218	(d)(e)
			649
Korea 0.7%
	218	Korea National Oil Corp., 2.13%, due 4/14/21	211	(c)(e)
	200	Shinhan Bank, 3.88%, due 3/24/26	196	(c)(e)
	200	Woori Bank, 4.50%, due 12/29/49	193	(c)(f)
	200	Woori Bank Co., Ltd., 4.75%, due 4/30/24	205	(c)(e)
			805
Kuwait 0.3%
	200	Equate Petrochemical BV, 4.25%, due 11/3/26	197	(c)
	200	NBK Tier 1 Financing Ltd., 5.75%, due 12/29/49	205	(d)(e)(f)
			402
Luxembourg 0.2%
	200	Raizen Fuels Finance SA, 5.30%, due 1/20/27	200	(c)

Macau 0.4%
	200	MCE Finance Ltd., 5.00%, due 2/15/21	201	(d)
	250	Studio City Finance Ltd., 8.50%, due 12/1/20	261	(d)
			462
Mexico 3.6%
	200	Alpek SAB de CV, 5.38%, due 8/8/23	205	(d)(e)
	230	Banco Mercantil del Norte SA, 5.75%, due 10/4/31	214	(c)(f)
	200	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, due 1/30/24	205	(d)(f)
	200	Cemex SAB de CV, 7.75%, due 4/16/26	223	(c)(e)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/25	273
	$200	El Puerto de Liverpool SAB de CV, 3.88%, due 10/6/26	184	(c)
	400	Elementia SAB de CV, 5.50%, due 1/15/25	386	(d)(e)
	238	Fermaca Enterprises S de RL de CV, 6.38%, due 3/30/38	238	(d)(e)
		Petroleos Mexicanos
	119	4.61%, due 3/11/22	124	(c)(f)
	130	4.63%, due 9/21/23	127
MXN	10,910	7.19%, due 9/12/24	446	(d)(e)
	$41	6.88%, due 8/4/26	43
MXN	13,713	Ser. 14-2, 7.47%, due 11/12/26	541
	$700	6.50%, due 6/2/41	651
	200	PLA Administradora Industrial S de RL de CV, 5.25%, due 11/10/22	191	(d)
	200	Sigma Alimentos SA de CV, 4.13%, due 5/2/26	188	(c)(e)
	200	Trust F/1401, 5.25%, due 12/15/24	194	(d)(e)
			4,433
Morocco 0.3%
	350	Office Cherifien des Phosphates SA, 5.63%, due 4/25/24	364	(c)(e)

Netherlands 0.1%
	134	Petrobras Global Finance BV, 6.13%, due 1/17/22	138

Panama 0.2%
	200	Sable Int'l Finance Ltd., 6.88%, due 8/1/22	211	(c)(e)

Peru 0.8%
	200	Abengoa Transmision Sur SA, 6.88%, due 4/30/43	205	(c)(e)
	100	BBVA Banco Continental SA, 5.25%, due 9/22/29	104	(d)(e)(f)
	83	InRetail Consumer, 5.25%, due 10/10/21	85	(c)(e)
	312	Union Andina de Cementos SAA, 5.88%, due 10/30/21	322	(c)(e)
	300	Volcan Cia Minera SAA, 5.38%, due 2/2/22	300	(d)(e)
			1,016
Qatar 0.1%
	100	Nakilat, Inc., 6.07%, due 12/31/33	117	(d)(e)

Russia 1.6%
	200	Bank Otkritie Financial Corp OJSC via OFCB Capital PLC, 7.25%, due 4/25/18	206	(d)(e)
	319	Credit Bank of Moscow Via CBOM Finance PLC, 5.88%, due 11/7/21	319	(c)
	200	Evraz Group SA, 8.25%, due 1/28/21	224	(d)
	218	O1 Properties Finance PLC, 8.25%, due 9/27/21	214	(c)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/22	204	(d)(e)
	200	TMK OAO Via TMK Capital SA, 6.75%, due 4/3/20	209	(d)
	200	VimpelCom Holdings BV, 7.50%, due 3/1/22	223	(d)(e)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/25	329	(d)(e)
			1,928
Singapore 0.7%
	200	BOC Aviation Ltd., 3.88%, due 4/27/26	195	(d)
	300	Global Logistic Properties Ltd., 3.88%, due 6/4/25	279	(d)(e)
	350	Oversea-Chinese Banking Corp. Ltd., 3.15%, due 3/11/23	353	(d)(e)(f)
			827
South Africa 0.3%
	200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	202	(c)(e)
	200	Myriad Int'l Holdings BV, 5.50%, due 7/21/25	204	(c)(e)
			406
Thailand 0.8%
	200	Krung Thai Bank PCL, 5.20%, due 12/26/24	208	(d)(e)(f)
	200	PTT Exploration & Production PCL, 4.88%, due 12/29/49	203	(d)(e)(f)(g)
	200	PTT Global Chemical PCL, 4.25%, due 9/19/22	209	(d)(e)
	200	PTT PCL, 4.50%, due 10/25/42	188	(d)(e)
	200	Thai Oil PCL, 3.63%, due 1/23/23	201	(d)(e)
			1,009
Tunisia 0.2%
	294	Banque Centrale de Tunisie SA, 5.75%, due 1/30/25	277	(c)(e)

Turkey 0.9%
	200	Akbank TAS, 5.13%, due 3/31/25	183	(c)(e)
	200	TC Ziraat Bankasi AS, 4.25%, due 7/3/19	198	(d)
	200	Turkiye Halk Bankasi AS, 5.00%, due 7/13/21	187	(c)
	200	Turkiye Is Bankasi, 5.38%, due 10/6/21	192	(d)
	200	Turkiye Sinai Kalkinma Bankasi AS, 5.38%, due 10/30/19	199	(d)
	200	Yapi ve Kredi Bankasi AS, 5.25%, due 12/3/18	201	(c)(e)
			1,160
United Arab Emirates 0.5%
	150	DP World Ltd., 6.85%, due 7/2/37	165	(c)(e)
	450	MAF Global Securities Ltd., 7.13%, due 10/29/49	477	(d)(e)(f)
			642
Venezuela 0.2%
	600	Petroleos de Venezuela SA, 6.00%, due 5/16/24	240	(d)(e)

		Total Corporate Bonds (Cost $33,223)	32,996

Foreign Government Securities 68.9%

Argentina 4.3%
ARS	1,500	Argentina Treasury Bond BONCER, 2.50%, due 7/22/21	107
		Argentine Bonad Bonds
	$627	0.75%, due 2/22/17	626	(e)
	313	2.40%, due 3/18/18	308	(e)
ARS	3,552	Argentine Bonos del Tesoro, 21.20%, due 9/19/18	250
		Argentine Republic Government International Bond
	$184	5.63%, due 1/26/22	185	(c)
EUR	372	5.00%, due 1/15/27	366	(d)
	$332	6.88%, due 1/26/27	328	(c)
EUR	1,531	7.82%, due 12/31/33	1,675
	$519	8.28%, due 12/31/33	531	(e)
	150	7.13%, due 7/6/36	141	(d)
EUR	924	2.26%, due 12/31/38	586	(g)
	256	2.26%, due 12/31/38	160	(g)
			5,263
Armenia 0.2%
	$287	Republic of Armenia, 7.15%, due 3/26/25	301	(c)(e)

Azerbaijan 0.4%
		State Oil Co. of the Azerbaijan Republic
	200	4.75%, due 3/13/23	193	(d)
	200	6.95%, due 3/18/30	211	(d)(e)
	180	6.95%, due 3/18/30	190	(d)(e)
			594
Belize 0.1%
	311	Belize Government International Bond, 5.00%, due 2/20/38	134	(d)(e)(g)

Bermuda 0.4%
		Bermuda Government International Bond
	300	4.85%, due 2/6/24	313	(d)(e)
	200	3.72%, due 1/25/27	191	(d)
			504
Brazil 2.5%
BRL	1,425	Brazil Letras do Tesouro Nacional, 12.38% - 15.19%, due 1/1/19	374	(h)
	$400	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	393	(d)(e)
		Brazil Notas do Tesouro Nacional
BRL	1,000	Ser. B, 6.00%, due 8/15/22	950
	1,536	Ser. F, 10.00%, due 1/1/23	471
	840	Ser. F, 10.00%, due 1/1/27	253
		Brazilian Government International Bond
	$300	8.25%, due 1/20/34	359	(e)
	250	5.63%, due 1/7/41	234
			3,034
Colombia 5.8%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/23	130
EUR	370	3.88%, due 3/22/26	450
COP	921,000	9.85%, due 6/28/27	388	(e)
	$100	7.38%, due 9/18/37	124	(e)
	310	5.63%, due 2/26/44	329	(e)
		Colombian TES
COP	11,342,000	Ser. B, 7.00%, due 5/4/22	3,959	(e)
	1,373,300	Ser. B, 10.00%, due 7/24/24	559
	1,893,300	Ser. B, 7.50%, due 8/26/26	676
	799,700	Ser. B, 6.00%, due 4/28/28	253
	621,381	4.75%, due 4/4/35	248
			7,116
Costa Rica 0.2%
	$320	Costa Rica Government International Bond, 7.00%, due 4/4/44	308	(d)(e)

Cote D'Ivoire 0.9%
	1,156	Ivory Coast Government International Bond, 5.75%, due 12/31/32	1,069	(d)(e)

Croatia 1.0%
		Croatia Government International Bond
	100	6.75%, due 11/5/19	109	(d)(e)
	200	6.63%, due 7/14/20	219	(d)(e)
	600	6.38%, due 3/24/21	656	(d)(e)
EUR	200	3.00%, due 3/11/25	215	(d)
			1,199
Dominican Republic 1.1%
		Dominican Republic International Bond
DOP	2,040	11.00%, due 1/5/18	44	(b)(d)
	1,200	15.95%, due 6/4/21	31	(b)(d)
	10,330	11.00%, due 7/30/21	223	(b)(c)
	8,900	11.50%, due 5/10/24	199	(b)(d)
	$100	6.88%, due 1/29/26	106	(d)
	100	6.88%, due 1/29/26	107	(b)(c)
	236	7.45%, due 4/30/44	249	(b)(d)(e)
	123	7.45%, due 4/30/44	130	(b)(c)
	300	6.85%, due 1/27/45	295	(d)
			1,384
Ecuador 0.6%
		Ecuador Government International Bond
	200	10.50%, due 3/24/20	218	(c)
	530	7.95%, due 6/20/24	525	(d)(e)
			743
Egypt 0.5%
		Egypt Government International Bond
	200	6.13%, due 1/31/22	201	(d)
	224	5.88%, due 6/11/25	206	(c)
	200	8.50%, due 1/31/47	204	(d)
			611
El Salvador 0.4%
		El Salvador Government International Bond
	220	6.38%, due 1/18/27	193	(d)(e)
	100	7.65%, due 6/15/35	88	(d)(e)
	300	7.63%, due 2/1/41	261	(d)
			542
Ghana 0.9%
		Ghana Government Bond
GHS	388	24.50%, due 4/22/19	94
	194	24.00%, due 9/9/19	48
	774	24.75%, due 7/19/21	208
	$600	Republic of Ghana, 10.75%, due 10/14/30	706	(d)(e)
			1,056
Hungary 3.2%
		Hungary Government Bond
HUF	500,000	3.00%, due 6/26/24	1,743
	42,130	5.50%, due 6/24/25	172
	117,190	6.75%, due 10/22/28	525
	$1,100	Hungary Government International Bond, 7.63%, due 3/29/41	1,537	(e)
			3,977
Indonesia 6.8%
		Indonesia Government International Bond
EUR	480	3.38%, due 7/30/25	543	(d)
	300	3.75%, due 6/14/28	339	(d)
	$800	8.50%, due 10/12/35	1,109	(d)(e)
		Indonesia Treasury Bond
IDR	3,500,000	7.88%, due 4/15/19	267	(e)
	22,400,000	8.38%, due 3/15/24	1,741	(e)
	8,500,000	8.38%, due 9/15/26	668
	2,500,000	7.00%, due 5/15/27	179
	9,975,000	9.00%, due 3/15/29	807	(e)
	11,204,000	8.75%, due 5/15/31	882	(e)
	10,544,000	8.38%, due 3/15/34	803	(e)
	13,599,000	8.25%, due 5/15/36	1,024
			8,362
Iraq 0.4%
	$640	Republic of Iraq, 5.80%, due 1/15/28	531	(d)(e)

Kazakhstan 0.2%
	250	Kazakhstan Government International Bond, 5.13%, due 7/21/25	268	(d)

Kenya 1.0%
	449	Kenya Government International Bond, 6.88%, due 6/24/24	433	(d)(e)
		Kenya Infrastructure Bond
KES	5,300	12.50%, due 5/12/25	48
	90,000	11.00%, due 9/15/25	795	(e)
			1,276
Malaysia 3.4%
	$1,000	1MDB Global Investments Ltd., 4.40%, due 3/9/23	926	(d)(e)
		Malaysia Government Bond
MYR	880	3.49%, due 3/31/20	198
	400	4.05%, due 9/30/21	92
	500	3.80%, due 9/30/22	112
	1,700	3.80%, due 8/17/23	381
	2,300	4.18%, due 7/15/24	523	(e)
	3,500	3.96%, due 9/15/25	779	(e)
	100	3.90%, due 11/30/26	22
	1,835	4.23%, due 6/30/31	401
	350	4.94%, due 9/30/43	80	(e)
	3,000	Malaysia Government Investment Issue, 4.07%, due 9/30/26	664
			4,178
Mexico 2.0%
		Mexican Bonos
MXN	3,510	Ser. M20, 10.00%, due 12/5/24	195
	3,950	Ser. M, 5.75%, due 3/5/26	169
	557	Ser. M20, 7.50%, due 6/3/27	26
	5,939	Ser. M20, 8.50%, due 5/31/29	302	(e)
	11,188	Ser. M20, 8.50%, due 5/31/29	569
	8,500	Ser. M, 7.75%, due 5/29/31	404
	3,634	Ser. M30, 8.50%, due 11/18/38	183
		Mexico Government International Bond
	$262	4.60%, due 1/23/46	238	(e)
	200	4.35%, due 1/15/47	173
	170	5.75%, due 10/12/10	158
			2,417
Mongolia 0.5%
	200	Development Bank of Mongolia LLC, 5.75%, due 3/21/17	196	(d)
		Mongolia Government International Bond
	200	10.88%, due 4/6/21	211	(d)
	300	5.13%, due 12/5/22	261	(d)(e)
			668
Morocco 0.4%
EUR	420	Morocco Government International Bond, 3.50%, due 6/19/24	483	(d)

Oman 0.2%
	$200	Oman Government International Bond, 3.63%, due 6/15/21	199	(d)

Peru 2.3%
		Peruvian Government International Bond
PEN	833	5.70%, due 8/12/24	255	(d)
	1,641	5.70%, due 8/12/24	503	(c)
	1,192	8.20%, due 8/12/26	421	(d)
	622	6.35%, due 8/12/28	192	(c)
EUR	819	3.75%, due 3/1/30	1,003	(d)
PEN	1,254	6.95%, due 8/12/31	401	(d)
			2,775
Philippines 0.2%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/22	232	(e)

Poland 3.4%
		Poland Government Bond
PLN	5,850	1.75%, due 7/25/21	1,389
	1,861	5.75%, due 9/23/22	523
	1,299	4.00%, due 10/25/23	334
	3,800	3.25%, due 7/25/25	919
	4,848	2.50%, due 7/25/26	1,089
			4,254
Romania 0.3%
		Romanian Government International Bond
EUR	160	2.88%, due 5/26/28	175	(d)
	110	3.88%, due 10/29/35	122	(d)
	$100	6.13%, due 1/22/44	118	(d)
			415
Russia 6.7%
		Russian Federal Bond - OFZ
RUB	78,481	7.50%, due 3/15/18	1,294
	118,964	6.70%, due 5/15/19	1,922
	209,852	6.80%, due 12/11/19	3,384
	10,000	7.60%, due 4/14/21	164
	12,342	7.60%, due 7/20/22	202
	67,674	7.75%, due 9/16/26	1,096
	$200	Russian Foreign Bond - Eurobond, 5.00%, due 4/29/20	214	(d)(e)
			8,276
Saudi Arabia 0.3%
		Saudi Government International Bond
	200	3.25%, due 10/26/26	190	(d)
	200	4.50%, due 10/26/46	196	(d)
			386
Senegal 0.4%
		Senegal Government International Bond
	260	6.25%, due 7/30/24	256	(d)(e)
	200	6.25%, due 7/30/24	197	(c)
			453
Serbia 0.7%
	720	Republic of Serbia, 7.25%, due 9/28/21	812	(d)(e)

Slovenia 0.4%
	400	Slovenia Government International Bond, 5.25%, due 2/18/24	441	(d)

South Africa 6.1%
		South Africa Government Bond
ZAR	11,766	7.75%, due 2/28/23	844
	1,040	10.50%, due 12/21/26	86
	31,651	10.50%, due 12/21/26	2,605
	14,728	8.00%, due 1/31/30	991
	12,618	8.25%, due 3/31/32	852
	16,017	8.50%, due 1/31/37	1,078
	5,515	8.75%, due 2/28/48	375
		South Africa Government International Bond
	$200	4.88%, due 4/14/26	201
	577	4.30%, due 10/12/28	542
			7,574
Sri Lanka 0.8%
		Sri Lanka Government International Bond
	200	6.25%, due 10/4/20	206	(d)
	561	6.85%, due 11/3/25	563	(d)(e)
	200	6.83%, due 7/18/26	200	(d)
			969
Thailand 3.0%
		Thailand Government Bond
THB	24,828	3.88%, due 6/13/19	741
	26,000	3.65%, due 12/17/21	789
	3,000	1.88%, due 6/17/22	83
	24,100	3.63%, due 6/16/23	734
	24,457	3.85%, due 12/12/25	756
	4,400	4.88%, due 6/22/29	148
	14,500	3.40%, due 6/17/36	412
			3,663
Turkey 5.2%
		Export Credit Bank of Turkey
	$200	5.38%, due 2/8/21	198	(c)
	200	5.38%, due 10/24/23	190	(c)
		Turkey Government Bond
TRY	5,550	7.40%, due 2/5/20	1,343
	6,874	9.40%, due 7/8/20	1,753	(e)
	600	10.70%, due 2/17/21	159
	1,400	8.50%, due 9/14/22	337
	2,162	3.00%, due 8/2/23	574
	2,506	10.60%, due 2/11/26	664
		Turkey Government International Bond
	$380	5.13%, due 3/25/22	379	(e)
	280	4.25%, due 4/14/26	250	(e)
	200	4.88%, due 10/9/26	186
	200	6.00%, due 3/25/27	202
	200	6.63%, due 2/17/45	201
			6,436
Ukraine 1.3%
		Ukraine Government International Bond
	271	7.75%, due 9/1/20	265	(c)(e)
	100	7.75%, due 9/1/21	97	(c)
	100	7.75%, due 9/1/23	95	(d)
	200	7.75%, due 9/1/25	186	(d)
	100	7.75%, due 9/1/26	93	(d)
	460	7.75%, due 9/1/27	424	(d)(e)
	286	0.00%, due 5/31/40	83	(c)(f)
	310	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	305	(c)(e)
			1,548
Uruguay 0.2%
	305	Uruguay Government International Bond, 5.10%, due 6/18/50	286

Venezuela 0.0%
	40	Venezuela Government International Bond, 8.25%, due 10/13/24	19	(d)(e)

Vietnam 0.2%
	180	Vietnam Government International Bond, 6.75%, due 1/29/20	196	(d)

		Total Foreign Government Securities (Cost $86,458)	84,952

NUMBER OF SHARES

Short-Term Investment 2.1%

Investment Company 2.1%
	2,634,246	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $2,634)	2,634	(e)(i)

		Total Investments 98.0% (Cost $123,144)	120,797	##

		Other Assets Less Liabilities 2.0%	2,548	(j)

		Net Assets 100.0%	$123,345

*	Non-income producing security.
(a)
Principal amount is stated in the currency in which the security is denominated.
ARS = Argentine Peso
BRL = Brazilian Real
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
GHS = Ghanaian Cedi
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenyan Shilling
MXN = Mexican Peso
MYR = Malaysian Ringgit
PEN = Peruvian Nuevo Sol
PHP = Philippine Peso
PLN = Polish Zloty
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand

(b)	Illiquid security.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $13,808,000 or 11.2% of net assets for the Fund. Securities denoted with a (c) but without a (b) have been deemed by the investment manager to be liquid.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2017, amounted to approximately $39,654,000, which represents 32.1% of net assets of the Fund.

(e)	All or a portion of this security is segregated in connection for futures and/or forward foreign currency and/or swaps contracts with a total value of approximately $47,606,000.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(h)	Rate shown was the discount rate at the date of purchase.
(i)	Represents 7-day effective yield as of January 31, 2017.
(j)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/22/2017	38 U.S. Treasury Note, 10 Year	Long	$(5,096)
3/8/2017	22 Euro-Bund	Short	24,217
3/8/2017	6 Euro-Buxl Bond, 30 Year	Short	27,193
3/22/2017	7 U.S. Treasury Bond, Ultra Long	Short	(7,452)
3/22/2017	18 U.S. Treasury Note, 10 Year	Short	(3,645)
3/31/2017	31 U.S. Treasury Note, 5 Year	Short	(25,691)
Total			$9,526

At January 31, 2017, the notional value of futures for the Fund was $4,729,813 for long positions and $(11,952,512) for short positions. The Fund had $241,700 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency ("forward contracts")

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive	In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
535,000	Brazilian Real	$168,451	JPMorgan Chase Bank, N.A.	2/6/2017	$1,139
1,350,000	Brazilian Real	411,390	JPMorgan Chase Bank, N.A.	3/6/2017	13,537
679,130	Brazilian Real	207,888	Citibank, N.A.	3/21/2017	5,028
2,050,000	Brazilian Real	621,702	Goldman Sachs International	4/11/2017	17,670
14,188,458	Brazilian Real	4,377,262	JPMorgan Chase Bank, N.A.	4/28/2017	31,397
400,835,850	Chilean Peso	596,038	JPMorgan Chase Bank, N.A.	2/14/2017	21,466
388,314,548	Chilean Peso	580,874	JPMorgan Chase Bank, N.A.	2/14/2017	17,340
8,300,000	Chinese Yuan Renminbi	1,186,053	JPMorgan Chase Bank, N.A.	2/8/2017	20,994
4,800,000	Chinese Yuan Renminbi	668,431	JPMorgan Chase Bank, N.A.	10/31/2017	10,595
1,373,043	Chinese Yuan Renminbi	194,441	Citibank, N.A.	11/14/2017	(446)
3,751,755	Chinese Yuan Renminbi	523,842	Goldman Sachs International	11/14/2017	6,236
894,343,801	Colombian Peso	279,482	Goldman Sachs International	2/21/2017	25,242
523,888,450	Colombian Peso	161,395	JPMorgan Chase Bank, N.A.	2/21/2017	17,106
489,018,592	Colombian Peso	154,679	JPMorgan Chase Bank, N.A.	2/21/2017	11,941
317,267,440	Colombian Peso	104,351	Citibank, N.A.	3/6/2017	3,503
879,695,560	Colombian Peso	288,094	JPMorgan Chase Bank, N.A.	3/6/2017	10,957
352,211,113	Colombian Peso	117,014	JPMorgan Chase Bank, N.A.	3/6/2017	2,720
889,778,348	Colombian Peso	301,824	JPMorgan Chase Bank, N.A.	3/6/2017	654
244,765,475	Colombian Peso	82,887	JPMorgan Chase Bank, N.A.	3/6/2017	321
2,190,121	Egyptian Pounds	164,054	JPMorgan Chase Bank, N.A.	10/18/2017	(54,663)
2,572,392	Euro	2,694,731	Citibank, N.A.	2/2/2017	82,165
448,305	Euro	466,193	Goldman Sachs International	2/2/2017	17,752
325,353	Euro	339,852	Goldman Sachs International	2/2/2017	11,367
135,750	Euro	141,174	Goldman Sachs International	2/2/2017	5,368
56,093	Euro	58,505	Goldman Sachs International	2/2/2017	2,047
252,317	Euro	270,424	Goldman Sachs International	2/2/2017	1,952
254,093	Euro	273,047	Goldman Sachs International	2/2/2017	1,247
110,967	Euro	116,301	JPMorgan Chase Bank, N.A.	2/2/2017	3,488
280,445	Euro	301,115	JPMorgan Chase Bank, N.A.	2/2/2017	1,625
548,288	Euro	587,148	Goldman Sachs International	3/3/2017	5,370
3,105,912	Euro	3,326,443	JPMorgan Chase Bank, N.A.	3/3/2017	30,024
41,414,619	Indian Rupee	605,433	Citibank, N.A.	2/23/2017	6,742
38,141,179	Indian Rupee	558,354	Goldman Sachs International	3/9/2017	4,489
42,251,433	Indian Rupee	615,291	Goldman Sachs International	3/14/2017	7,812
8,648,965,387	Indonesian Rupiah	645,301	Citibank, N.A.	2/15/2017	2,257
8,478,067,675	Indonesian Rupiah	627,262	Citibank, N.A.	4/25/2017	1,691
2,889,100,000	Indonesian Rupiah	209,725	Goldman Sachs International	5/23/2017	3,657
809,100,000	Indonesian Rupiah	58,990	JPMorgan Chase Bank, N.A.	5/23/2017	769
4,530,388,725	Indonesian Rupiah	334,717	JPMorgan Chase Bank, N.A.	5/23/2017	(113)
8,218,500,000	Indonesian Rupiah	602,529	Goldman Sachs International	7/19/2017	(968)
8,206,300,000	Indonesian Rupiah	601,194	Citibank, N.A.	7/20/2017	(620)
1,686,248	Malaysian Ringgit	399,537	Goldman Sachs International	2/6/2017	(19,054)
823,419	Malaysian Ringgit	195,123	JPMorgan Chase Bank, N.A.	2/6/2017	(9,328)
3,166,195	Malaysian Ringgit	751,976	JPMorgan Chase Bank, N.A.	2/6/2017	(37,559)
1,331,269	Malaysian Ringgit	298,792	JPMorgan Chase Bank, N.A.	2/7/2017	1,541
300,000	Malaysian Ringgit	67,492	JPMorgan Chase Bank, N.A.	2/7/2017	188
2,659,764	Malaysian Ringgit	589,748	Citibank, N.A.	2/17/2017	9,861
2,600,000	Malaysian Ringgit	584,138	Goldman Sachs International	2/17/2017	1,997
277,932	Malaysian Ringgit	61,735	JPMorgan Chase Bank, N.A.	2/17/2017	921
2,000,000	Malaysian Ringgit	443,951	JPMorgan Chase Bank, N.A.	3/24/2017	6,272
12,340,684	Mexican Peso	575,950	JPMorgan Chase Bank, N.A.	2/16/2017	14,658
7,883,096	Mexican Peso	407,839	Goldman Sachs International	2/17/2017	(30,619)
2,527,261	Mexican Peso	123,593	JPMorgan Chase Bank, N.A.	2/17/2017	(2,659)
5,706,087	Mexican Peso	306,619	JPMorgan Chase Bank, N.A.	2/17/2017	(33,573)
56,373,506	Mexican Peso	2,872,278	JPMorgan Chase Bank, N.A.	2/17/2017	(174,708)
12,236,750	Mexican Peso	575,335	Goldman Sachs International	2/28/2017	9,290
23,801,601	Mexican Peso	1,133,766	Goldman Sachs International	2/28/2017	3,383
788,766	Mexican Peso	37,862	Goldman Sachs International	2/28/2017	(178)
1,375,242	Mexican Peso	66,151	Goldman Sachs International	2/28/2017	(447)
6,169,387	Mexican Peso	291,430	JPMorgan Chase Bank, N.A.	2/28/2017	3,320
4,773,053	Mexican Peso	229,651	JPMorgan Chase Bank, N.A.	2/28/2017	(1,613)
7,456,644	Mexican Peso	359,214	JPMorgan Chase Bank, N.A.	2/28/2017	(2,964)
193,515	Peruvian Nuevo Sol	57,749	Goldman Sachs International	2/21/2017	1,289
42,768,086	Russian Rubles	686,383	Goldman Sachs International	2/1/2017	24,582
23,247,788	Russian Rubles	381,330	Goldman Sachs International	2/1/2017	5,135
125,000,000	Russian Rubles	2,073,139	Goldman Sachs International	2/1/2017	4,827
131,504,293	Russian Rubles	2,184,580	Goldman Sachs International	2/1/2017	1,511
16,520,505	Russian Rubles	275,147	Goldman Sachs International	2/1/2017	(515)
16,968,141	Russian Rubles	282,603	Goldman Sachs International	2/1/2017	(529)
35,511,552	Russian Rubles	591,441	Goldman Sachs International	2/1/2017	(1,107)
40,252,880	Russian Rubles	670,408	Goldman Sachs International	2/1/2017	(1,255)
19,438,167	Russian Rubles	303,745	JPMorgan Chase Bank, N.A.	2/1/2017	19,390
9,335,513	Russian Rubles	155,482	JPMorgan Chase Bank, N.A.	2/1/2017	(291)
36,723,198	Russian Rubles	611,621	JPMorgan Chase Bank, N.A.	2/1/2017	(1,145)
38,500,000	Russian Rubles	641,214	JPMorgan Chase Bank, N.A.	2/1/2017	(1,200)
6,221,506	Russian Rubles	104,636	JPMorgan Chase Bank, N.A.	2/1/2017	(1,212)
154,368,051	Russian Rubles	2,570,984	JPMorgan Chase Bank, N.A.	2/1/2017	(4,812)
10,115,664	Russian Rubles	165,459	JPMorgan Chase Bank, N.A.	4/20/2017	81
4,089,665	South African Rand	306,000	Citibank, N.A.	3/8/2017	(4,320)
2,064,025	South African Rand	152,231	Goldman Sachs International	3/8/2017	25
4,959,536	South African Rand	357,355	JPMorgan Chase Bank, N.A.	3/8/2017	8,492
1,811,969	South African Rand	130,603	JPMorgan Chase Bank, N.A.	3/8/2017	3,060
8,600,000	South African Rand	622,073	Citibank, N.A.	4/24/2017	6,834
703,627,178	South Korean Won	596,042	Goldman Sachs International	2/14/2017	14,977
205,300,517	South Korean Won	174,917	Goldman Sachs International	2/15/2017	3,364
94,417,411	South Korean Won	80,783	Goldman Sachs International	2/15/2017	1,208
746,700,000	South Korean Won	635,598	Citibank, N.A.	3/24/2017	12,947
14,400,000	Thai Baht	405,143	JPMorgan Chase Bank, N.A.	2/21/2017	3,756
20,408,791	Thai Baht	576,651	JPMorgan Chase Bank, N.A.	2/21/2017	2,872
4,718,680	Thai Baht	132,347	JPMorgan Chase Bank, N.A.	2/21/2017	1,643
23,600,000	Thai Baht	670,550	Citibank, N.A.	2/28/2017	(454)
5,760,249	Thai Baht	160,968	Goldman Sachs International	3/20/2017	2,557
690,243	Thai Baht	19,663	Goldman Sachs International	3/20/2017	(68)
2,384,441	Thai Baht	66,605	JPMorgan Chase Bank, N.A.	3/20/2017	1,086
2,334,290	Turkish Lira	605,397	Goldman Sachs International	4/24/2017	(324)
3,136,867	Turkish Lira	799,856	Goldman Sachs International	5/3/2017	11,324
Total	$203,315

Cross Currency Contracts to Receive	In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
30,575,340	Czech Koruna	1,144,929	Euro	Goldman Sachs International	9/27/2018	$1,346
29,341,852	Czech Koruna	1,105,446	Euro	Goldman Sachs International	12/20/2018	(5,941)
553,267	Euro	174,014,498	Hungarian Forint	Goldman Sachs International	2/16/2017	(8,664)
128,082	Euro	578,073	Romanian Leu	JPMorgan Chase Bank, N.A.	3/20/2017	(408)
33,955	Euro	148,744	Polish Zloty	Goldman Sachs International	4/12/2017	(332)
150,892	Euro	654,802	Polish Zloty	JPMorgan Chase Bank, N.A.	4/12/2017	73
125,046,297	Hungarian Forint	403,898	Euro	Goldman Sachs International	2/16/2017	(603)
98,246,737	Hungarian Forint	318,198	Euro	Goldman Sachs International	2/16/2017	(1,405)
160,645,223	Hungarian Forint	515,111	Euro	JPMorgan Chase Bank, N.A.	2/16/2017	3,300
13,855,868	Hungarian Forint	44,651	Euro	JPMorgan Chase Bank, N.A.	2/16/2017	45
20,923,845	Hungarian Forint	67,755	Euro	JPMorgan Chase Bank, N.A.	2/16/2017	(285)
7,762,482	Polish Zloty	1,763,136	Euro	Citibank, N.A.	4/12/2017	26,905
2,571,125	Romanian Leu	569,539	Euro	Goldman Sachs International	3/6/2017	2,154
1,279,427	Romanian Leu	282,764	Euro	Goldman Sachs International	3/6/2017	1,770
3,199,232	Romanian Leu	705,298	Euro	JPMorgan Chase Bank, N.A.	3/6/2017	6,327
326,662	Romanian Leu	72,485	Euro	Citibank, N.A.	3/20/2017	115
8,455,199	Romanian Leu	1,878,384	Euro	JPMorgan Chase Bank, N.A.	3/20/2017	569
Total	$24,966

Contracts to Deliver	In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
535,000	Brazilian Real	$162,170	JPMorgan Chase Bank, N.A.	2/6/2017	$(7,419)
535,000	Brazilian Real	165,532	JPMorgan Chase Bank, N.A.	4/12/2017	(1,292)
1,008,549	Brazilian Real	313,916	Citibank, N.A.	4/28/2017	538
788,774	Canadian Dollar	604,561	JPMorgan Chase Bank, N.A.	3/17/2017	(1,874)
400,583,856	Chilean Peso	606,440	Citibank, N.A.	2/14/2017	(10,676)
153,550,511	Chilean Peso	234,375	JPMorgan Chase Bank, N.A.	2/14/2017	(2,176)
195,388,091	Chilean Peso	293,442	JPMorgan Chase Bank, N.A.	2/14/2017	(7,562)
4,600,000	Chinese Yuan Renminbi	662,633	JPMorgan Chase Bank, N.A.	10/31/2017	11,901
4,500,000	Chinese Yuan Renminbi	647,902	JPMorgan Chase Bank, N.A.	10/31/2017	11,315
5,124,798	Chinese Yuan Renminbi	738,497	Citibank, N.A.	11/14/2017	14,425
953,247,603	Colombian Peso	299,575	JPMorgan Chase Bank, N.A.	2/21/2017	(25,219)
1,973,119,987	Colombian Peso	627,683	JPMorgan Chase Bank, N.A.	2/21/2017	(44,606)
594,192,735	Colombian Peso	191,428	JPMorgan Chase Bank, N.A.	3/6/2017	(10,567)
8,098,239,880	Colombian Peso	2,576,596	JPMorgan Chase Bank, N.A.	3/6/2017	(176,386)
280,369	Euro	300,774	Citibank, N.A.	2/2/2017	(1,884)
279,880	Euro	298,455	Citibank, N.A.	2/2/2017	(3,676)
310,622	Euro	327,373	Goldman Sachs International	2/2/2017	(7,944)
345,999	Euro	360,371	Goldman Sachs International	2/2/2017	(13,135)
112,933	Euro	121,434	JPMorgan Chase Bank, N.A.	2/2/2017	(477)
3,105,912	Euro	3,322,485	JPMorgan Chase Bank, N.A.	2/2/2017	(30,346)
80,745	Euro	84,616	Citibank, N.A.	2/3/2017	(2,551)
600,961	Euro	636,329	Citibank, N.A.	2/3/2017	(12,430)
4,308,152	Euro	4,504,422	Citibank, N.A.	2/3/2017	(146,380)
350,764	Euro	374,848	Goldman Sachs International	2/3/2017	(3,814)
583,431	Euro	623,594	JPMorgan Chase Bank, N.A.	2/3/2017	(6,240)
1,149,055	Euro	1,220,827	Citibank, N.A.	2/16/2017	(20,194)
2,800,500,000	Indonesian Rupiah	209,227	Citibank, N.A.	2/15/2017	(450)
8,540,978,144	Indonesian Rupiah	638,012	Goldman Sachs International	3/17/2017	781
3,832,197,127	Indonesian Rupiah	269,873	JPMorgan Chase Bank, N.A.	5/23/2017	(13,164)
8,000,000,000	Indonesian Rupiah	547,009	JPMorgan Chase Bank, N.A.	5/23/2017	(43,852)
1,724,402,512	Indonesian Rupiah	126,214	Goldman Sachs International	7/20/2017	14
3,000,000	Malaysian Ringgit	685,323	Goldman Sachs International	2/17/2017	9,012
994,865	Malaysian Ringgit	222,798	Goldman Sachs International	2/17/2017	(1,481)
1,010,947	Malaysian Ringgit	226,198	JPMorgan Chase Bank, N.A.	2/17/2017	(1,707)
376,592	Malaysian Ringgit	84,183	JPMorgan Chase Bank, N.A.	2/21/2017	(706)
1,563,945	Malaysian Ringgit	352,399	JPMorgan Chase Bank, N.A.	3/24/2017	337
12,340,684	Mexican Peso	590,207	Goldman Sachs International	2/16/2017	(401)
7,773,221	Mexican Peso	411,905	Citibank, N.A.	2/17/2017	39,943
11,956,110	Mexican Peso	567,949	Goldman Sachs International	2/17/2017	(4,172)
11,115,744	Mexican Peso	541,373	JPMorgan Chase Bank, N.A.	2/17/2017	9,466
6,485,921	Mexican Peso	316,017	JPMorgan Chase Bank, N.A.	2/17/2017	5,654
6,122,611	Mexican Peso	277,577	Goldman Sachs International	2/28/2017	(14,938)
3,451,478	Mexican Peso	167,166	JPMorgan Chase Bank, N.A.	2/28/2017	2,268
6,003,196	Mexican Peso	287,403	JPMorgan Chase Bank, N.A.	2/28/2017	594
1,452,452	Mexican Peso	69,708	JPMorgan Chase Bank, N.A.	2/28/2017	315
6,236,999	Mexican Peso	297,906	JPMorgan Chase Bank, N.A.	2/28/2017	(74)
5,649,266	Mexican Peso	267,365	JPMorgan Chase Bank, N.A.	2/28/2017	(2,535)
19,200,000	New Taiwan Dollar	595,349	Goldman Sachs International	2/10/2017	(21,321)
35,511,552	Russian Rubles	596,532	Goldman Sachs International	2/1/2017	6,198
131,504,293	Russian Rubles	2,190,190	Goldman Sachs International	2/1/2017	4,100
125,000,000	Russian Rubles	2,081,862	Goldman Sachs International	2/1/2017	3,897
42,768,086	Russian Rubles	712,298	Goldman Sachs International	2/1/2017	1,333
23,247,788	Russian Rubles	387,190	Goldman Sachs International	2/1/2017	725
16,520,505	Russian Rubles	255,445	Goldman Sachs International	2/1/2017	(19,187)
16,968,141	Russian Rubles	262,820	Goldman Sachs International	2/1/2017	(19,254)
40,252,880	Russian Rubles	646,267	Goldman Sachs International	2/1/2017	(22,886)
36,723,198	Russian Rubles	615,438	JPMorgan Chase Bank, N.A.	2/1/2017	4,962
19,438,167	Russian Rubles	323,741	JPMorgan Chase Bank, N.A.	2/1/2017	606
6,221,506	Russian Rubles	103,619	JPMorgan Chase Bank, N.A.	2/1/2017	194
9,335,513	Russian Rubles	152,012	JPMorgan Chase Bank, N.A.	2/1/2017	(3,179)
38,500,000	Russian Rubles	596,298	JPMorgan Chase Bank, N.A.	2/1/2017	(43,715)
154,368,051	Russian Rubles	2,367,608	JPMorgan Chase Bank, N.A.	2/1/2017	(198,563)
125,000,000	Russian Rubles	2,045,005	Goldman Sachs International	3/30/2017	(5,930)
10,930,086	Russian Rubles	178,843	Goldman Sachs International	4/20/2017	(25)
7,762,322	Russian Rubles	126,829	Goldman Sachs International	4/20/2017	(199)
131,504,293	Russian Rubles	2,145,114	Goldman Sachs International	4/20/2017	(6,914)
900,000	Singapore Dollar	638,389	Citibank, N.A.	2/15/2017	(289)
800,000	Singapore Dollar	561,585	JPMorgan Chase Bank, N.A.	3/7/2017	(6,221)
800,000	Singapore Dollar	556,560	Citibank, N.A.	3/20/2017	(11,306)
2,075,837	South African Rand	149,524	Goldman Sachs International	3/8/2017	(3,603)
1,721,979	South African Rand	127,916	JPMorgan Chase Bank, N.A.	3/8/2017	891
4,538,968	South African Rand	329,358	JPMorgan Chase Bank, N.A.	3/8/2017	(5,466)
6,500,686	South African Rand	469,103	JPMorgan Chase Bank, N.A.	3/8/2017	(10,429)
714,700,000	South Korean Won	594,197	Goldman Sachs International	2/10/2017	(26,422)
790,362,924	South Korean Won	684,789	JPMorgan Chase Bank, N.A.	2/14/2017	(1,550)
774,919,132	South Korean Won	671,001	JPMorgan Chase Bank, N.A.	2/14/2017	(1,926)
781,400,000	South Korean Won	668,149	Goldman Sachs International	2/15/2017	(10,411)
689,316,592	South Korean Won	576,220	Goldman Sachs International	3/24/2017	(22,484)
123,510,025	South Korean Won	102,305	JPMorgan Chase Bank, N.A.	3/24/2017	(4,969)
1,746,025	Thai Baht	48,836	JPMorgan Chase Bank, N.A.	2/21/2017	(744)
7,332,276	Thai Baht	205,706	JPMorgan Chase Bank, N.A.	2/21/2017	(2,500)
8,301,728	Thai Baht	233,162	JPMorgan Chase Bank, N.A.	2/21/2017	(2,572)
6,674,119	Turkish Lira	1,726,099	Citibank, N.A.	4/24/2017	(3,905)
448,126	Turkish Lira	115,856	Citibank, N.A.	5/3/2017	(27)
466,586	Turkish Lira	121,532	Goldman Sachs International	5/3/2017	875
2,332,948	Turkish Lira	599,088	JPMorgan Chase Bank, N.A.	5/3/2017	(4,202)
Total	$(950,183)

Credit default swap contracts ("credit default swaps")

At January 31, 2017, the Fund had outstanding over the counter (“OTC”) credit default swaps as follows:

OTC Credit Default Swaps — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate(a)	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
JPMorgan Chase Bank, N.A.	CDX.EM.26.V1	$ 250,000	1.00%	12/20/2021	$18,068	$(3,038)	$(299)	$14,731

(a)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

Cross currency swap contracts ("cross currency swaps")

At January 31, 2017, the Fund had outstanding cross currency swaps as follows:

Counterparty	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Total Fair Value(b)

JPMorgan Chase Bank, N.A.	TRY 16,000,000	Pay	3-month Libor	11.54%	4/25/2018	$—	$10,286	$10,286

(a)	Notional value represents the value (including any fees or commissions) of the long positions when they were established. TRY = Turkish Lira

(b)	Total Fair Value reflects the appreciation/(depreciation) of the cross currency swap plus accrued interest as of January 31, 2017.

See Notes to Schedule of Investments

Interest rate swap contracts ("interest rate swaps")

At January 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:
Clearinghouse	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)

CME Group, Inc.	MXN 1,800,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.72%	12/3/2026	$(779)
LCH.Clearnet Limited	PLN 5,256,500	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.51%	1/10/2022	(4,087)
CME Group, Inc.	MXN 3,300,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	8.16%	12/28/2026	3,626
CME Group, Inc.	MXN 3,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	7.71%	1/21/2022	1,495
Total						$255
(a)	Notional amount is stated in the currency in which the swap is denominated. MXN = Mexican Peso PLN = Polish Zloty

(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of January 31, 2017.

The Fund had $76,121 deposited in a segregated account to cover collateral requirements on centrally cleared interest rate swaps.

At January 31, 2017, the Fund had outstanding OTC interest rate swaps as follows:

Counterparty	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)
Goldman Sachs International	BRL 3,811,089	Pay	1-day Overnight Brazil (CETIP)	11.81%	1/2/2018	$(39,742)
Goldman Sachs International	BRL 12,431,344	Pay	1-day Overnight Brazil (CETIP)	12.86%	1/2/2018	1,703
Goldman Sachs International	BRL 1,757,009	Pay	1-day Overnight Brazil (CETIP)	12.89%	1/2/2019	20,346
Goldman Sachs International	BRL 5,376,538	Pay	1-day Overnight Brazil (CETIP)	13.39%	1/2/2019	96,016
Goldman Sachs International	BRL 3,622,798	Pay	1-day Overnight Brazil (CETIP)	12.73%	1/4/2021	94,753
Goldman Sachs International	BRL 1,000,000	Pay	1-day Overnight Brazil (CETIP)	11.99%	1/2/2023	16,545
JPMorgan Chase Bank, N.A.	BRL 1,063,932	Pay	1-day Overnight Brazil (CETIP)	11.46%	1/2/2020	9,254
Citibank, N.A.	CNY 4,500,000	Receive	7-day China Fixing Repo Rate (CNRR007)	3.61%	1/23/2022	6,012
Goldman Sachs International	COP 1,846,930,126	Receive	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	7.23%	5/4/2026	(38,823)
JPMorgan Chase Bank, N.A.	COP 1,124,229,971	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)	6.96%	11/11/2017	1,246
Citibank, N.A.	CZK 2,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.35%	6/27/2021	1,032
Goldman Sachs International	CZK 14,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.61%	8/5/2020	(2,320)
Goldman Sachs International	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.57%	12/16/2020	(92)
Goldman Sachs International	CZK 6,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.38%	8/2/2021	2,800
Goldman Sachs International	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.33%	9/1/2021	10,117
Goldman Sachs International	CZK 4,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.53%	11/1/2021	1,027
JPMorgan Chase Bank, N.A.	CZK 3,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.36%	9/29/2021	1,973
JPMorgan Chase Bank, N.A.	CZK 8,000,000	Pay	6-month Prague Interbank Offer Rate (PRIBOR)	0.94%	11/14/2026	3,393
JPMorgan Chase Bank, N.A.	CZK 95,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.54%	2/16/2020	(19,624)
JPMorgan Chase Bank, N.A.	CZK 8,600,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.30%	2/26/2021	3,840
JPMorgan Chase Bank, N.A.	CZK 5,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)	0.39%	4/4/2021	1,367
Goldman Sachs International	HUF 359,014,464	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.27%	1/10/2022	7,302
JPMorgan Chase Bank, N.A.	HUF 1,079,898,824	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.77%	7/17/2017	(60,308)
JPMorgan Chase Bank, N.A.	HUF 600,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	0.85%	10/10/2019	(3,860)
JPMorgan Chase Bank, N.A.	HUF 128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	1.38%	6/17/2021	(6,725)
JPMorgan Chase Bank, N.A.	HUF 225,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)	4.29%	8/4/2024	(135,415)
Goldman Sachs International	KRW 8,000,000,000	Pay	3-month Certificate of Deposit Rate (KWCDC)	1.32%	11/4/2018	(25,329)
Goldman Sachs International	KRW 3,000,000,000	Receive	3-month Certificate of Deposit Rate (KWCDC)	1.39%	11/4/2021	35,106
Goldman Sachs International	MXN 33,482,471	Receive	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.56%	9/21/2018	42,600
Goldman Sachs International	MXN 9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.37%	3/17/2021	(32,919)
Goldman Sachs International	MXN 28,033,731	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	5.90%	9/12/2022	(106,452)
Goldman Sachs International	MXN 10,713,184	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.21%	12/8/2025	(55,314)
Goldman Sachs International	MXN 9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.17%	3/5/2026	(51,441)
Goldman Sachs International	MXN 5,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.38%	9/16/2026	(25,055)
JPMorgan Chase Bank, N.A.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)	6.13%	6/18/2026	(42,935)
Goldman Sachs International	MYR 2,750,000	Pay	3-month Malaysia Bumiputra Bank Rate (KLIBOR)	3.42%	9/23/2021	(15,113)
Goldman Sachs International	PLN 2,700,000	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)	2.87%	12/16/2026	(11,353)
Total						$(316,388)

(a)
Notional amount is stated in the currency in which the swap is denominated.
BRL = Brazilian Real
CNY = Chinese Yuan Renminbi
COP = Colombian Peso
CZK = Czech Republic  Koruna
HUF = Hungarian Forint
KRW= South Korean Won
MXN = Mexican Peso
MYR = Malaysian Ringgit
PLN = Polish Zloty
TRY = Turkish Lira

(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of January 31, 2017.

At January 31, 2017, the Fund had cash collateral of $1,000, $260,000 and $590,000 deposited in a segregated account for Citibank, N.A., Goldman Sachs International and JPMorgan Chase Bank, N.A. respectively, to cover collateral requirements on OTC derivatives.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stock(a)	$215	$—	$—	$215
Corporate Bonds(a)	—	32,996	—	32,996
Foreign Government Securities
Dominican Republic	—	1,340	44	1,384
Other Foreign Government Securities(a)	—	83,568	—	83,568
Total Foreign Government Securities	—	84,908	44	84,952
Short-Term Investment	—	2,634	—	2,634
Total Investments	$215	$120,538	$44	$120,797

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Foreign Government Securities(c)
Dominican Republic	$45	$—	$—	$(1)	$—	$—	$—	$—	$44	$(1)
Total	$45	$—	$—	$(1)	$—	$—	$—	$—	$44	$(1)

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$52	$—	$—	$52
Liabilities	(42)	—	—	(42)
Forward Contracts(a)
Assets	—	763	—	763
Liabilities	—	(1,485)	—	(1,485)
Swaps
Assets	—	387	—	387
Liabilities	—	(678)	—	(678)
Total	$10	$(1,013)	$—	$(1,003)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

(a)	Futures and forward contracts are reported at the cumulative appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY
EMERGING MARKETS DEBT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$83,965	68.1%
Oil & Gas	8,196	6.6%
Banks	6,729	5.5%
Electric	2,756	2.2%
Real Estate	2,076	1.7%
Iron - Steel	1,627	1.3%
Telecommunications	1,384	1.1%
Chemicals	1,184	1.0%
Mining	935	0.8%
Food	925	0.8%
Diversified Financial Services	922	0.7%
Lodging	885	0.7%
Commercial Services	866	0.7%
Pipelines	655	0.5%
Media	620	0.5%
Metal Fabricate - Hardware	595	0.5%
Gas	585	0.5%
Building Materials	545	0.4%
Forest Products & Paper	439	0.4%
Municipal	393	0.3%
Real Estate Investment Trusts	385	0.3%
Airlines	316	0.3%
Retail	269	0.2%
Investment Companies	210	0.2%
Internet	199	0.2%
Insurance	195	0.2%
Energy - Alternate Sources	155	0.1%
Engineering & Construction	152	0.1%
Short-Term Investment and Other Assets-Net	5,182	4.1%
	$123,345	100.0%

*Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Loan Assignments(a) 97.1%

Aerospace & Defense 1.0%
$890	B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	$893
	Transdigm Inc.
1,080	First Lien Term Loan D, 4.00%, due 6/4/21	1,077
374	Term Loan E1, 4.00%, due 5/14/22	373	(b)(c)
1,228	First Lien Term Loan F, 3.77%, due 6/9/23	1,224	(b)(c)
		3,567
Air Transport 1.2%
	American Airlines Inc.
1,141	First Lien Term Loan B1, 3.26%, due 10/10/21	1,147
1,185	First Lien Term Loan, 3.28%, due 4/28/23	1,191
920	First Lien Term Loan B, 3.27%, due 12/14/23	924
	United Air Lines, Inc.
547	First Lien Term Loan B, 3.28%, due 4/1/19	549
632	First Lien Term Loan B, 3.52%, due 9/15/21	636	(b)(c)
		4,447
All Telecom 5.9%
368	Communications Sales and Leasing Inc., First Lien Term Loan B, 4.50%, due 10/24/22	373
	Consolidated Communications Inc.
245	First Lien Term Loan B2, 4.00%, due 10/5/23	247	(b)(c)
1,237	First Lien Term Loan B, 4.00%, due 10/5/23	1,246
400	GTT Communications, Inc., First Lien Term Loan, 5.00%, due 1/9/24	405
3,919	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	3,855
	Level 3 Financing, Inc.
1,610	First Lien Term Loan B3, 4.00%, due 8/1/19	1,629
982	First Lien Term Loan B4, 4.00%, due 1/15/20	994
650	First Lien Term Loan B2, 3.51%, due 5/31/22	656
660	Midcontinent Communications, First Lien Term Loan B, 3.45%, due 11/21/23	663
917	Premiere Global Services, Inc., First Lien Term Loan, 7.50%, due 12/8/21	897
1,270	RCN Grande, First Lien Term Loan, , due 12/8/23	1,279	(b)(c)
1,021	SBA Communications, First Lien Term Loan B, 2.02%, due 3/24/21	1,024	(b)(c)
	Syniverse Technologies
2,078	First Lien Term Loan, 4.00%, due 4/23/19	1,864
145	First Lien Term Loan, 4.00%, due 4/23/19	130
	Telesat
828	First Lien Term Loan B, 4.78%, due 11/10/23	828
215	First Lien Term Loan B, 3.75%, due 11/17/23	215
	Zayo Group
372	First Lien Term Loan B, due 1/12/24	375	(b)(c)
773	First Lien Term Loan B2, 3.50%, due 1/19/24	779
	Ziggo Secured
1,693	First Lien Term Loan D, 3.77%, due 8/31/24	1,691	(b)(c)
2,085	First Lien Term Loan E, 2.50%, due 4/23/25	2,089
		21,239
Automotive 1.1%
	ABRA Auto
611	First Lien Term Loan, 4.75%, due 9/17/21	616
700	Second Lien Term Loan, 8.50%, due 9/17/22	697
318	Allison Transmission, First Lien Term Loan B, 3.28%, due 9/23/22	321
	Caliber Collision
677	First Lien Term Loan, 4.00%, due 2/1/24	682
68	First Lien Term Loan DD, 4.00%, due 2/1/24	68
605	Cooper Standard Automotive Inc., First Lien Term Loan B, 3.75%, due 11/2/23	611	(b)(c)
489	Dealer Tire LLC, First Lien Term Loan B, 4.75%, due 12/22/21	495
643	Midas Intermediate, First Lien Term Loan B, 3.75%, due 8/18/21	648
		4,138
Brokers, Dealers & Investment Houses 0.2%
618	Compass Diversified, First Lien Term Loan B, 4.25%, due 6/6/21	624

Building & Development 3.3%
1,760	American Builders & Co. Inc., First Lien Term Loan B, 3.53%, due 10/31/23	1,774
658	Beacon Roofing Supply, First Lien Term Loan B, 3.71%, due 10/1/22	663
655	Capital Automotive LP, First Lien Term Loan B, 4.00%, due 4/10/19	658
	DTZ
1,867	First Lien Term Loan B, 4.25%, due 11/4/21	1,877
15	Second Lien Term Loan, 9.25%, due 11/4/22	15
	HD Supply, Inc.
432	First Lien Term Loan B, 3.75%, due 8/13/21	435
633	First Lien Term Loan B, 3.75%, due 10/17/23	638
1,516	Jeld Wen, Inc., First Lien Term Loan B2, 4.75%, due 7/1/22	1,524
420	Mueller Water Products Inc., First Lien Term Loan B, 4.02%, due 11/25/21	424
334	Ply Gem Industries, Inc., First Lien Term Loan B, 4.00%, due 1/30/21	338
710	Quikrete, First Lien Term Loan, 4.02%, due 11/15/23	718	(b)(c)
2,330	Realogy Group, Term Loan, 3.27%, due 7/20/22	2,344
355	Wilsonart LLC, First Lien Term Loan, 4.50%, due 12/19/23	357
		11,765
Business Equipment & Services 10.4%
1,911	Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	1,845
	Advantage Sales and Marketing
1,982	First Lien Term Loan, 4.25%, due 7/25/21	1,970
460	Second Lien Term Loan, 7.50%, due 7/25/22	446
1,001	Brand Services, Inc., First Lien Term Loan, 4.79%, due 11/26/20	999
	Brickman Group Holdings Inc.
1,239	Term Loan, 4.00%, due 12/18/20	1,243
2	Second Lien Term Loan, 7.50%, due 12/18/21	2
507	Brock Holdings III, Second Lien Term Loan B, 10.00%, due 3/16/18	487
1,428	CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	1,431
860	Coinmach Corp., First Lien Term Loan B, 4.29%, due 11/8/19	856
1,140	CPA Global, First Lien Term Loan B, 4.50%, due 12/3/20	1,145
535	Digitalglobe, Inc., First Lien Term Loan B, 3.51%, due 12/22/23	538
	Emdeon Business Services
2,010	First Lien Term Loan B2, 3.75%, due 11/2/18	2,011
197	First Lien Term Loan B3, 3.75%, due 11/2/18	197
	First Data Corporation
2,621	First Lien Term Loan B, 3.78%, due 3/24/21	2,636
4,304	First Lien Term Loan, 3.78%, due 7/10/22	4,332
498	FleetCor Technologies, First Lien Term Loan B, 2.25%, due 11/14/21	500
	Garda World Security
156	First Lien Term Loan DD, 4.00%, due 11/9/20	156
1,049	First Lien Term Loan B, 4.00%, due 11/9/20	1,050
540	Genesys, First Lien Term Loan B, 5.00%, due 12/1/23	545
290	Global Payments, First Lien Term Loan B, 3.39%, due 4/22/23	293
1,225	Information Resource, Inc., First Lien Term Loan B, 5.25%, due 12/18/23	1,236
916	Kar Auction Services, First Lien Term Loan B3, 4.50%, due 3/9/23	926
	Kronos
930	First Lien Term Loan B, 5.00%, due 11/1/23	940
230	Second Lien Term Loan, 9.25%, due 11/1/24	237
	Mitchell International, Inc.
1,408	First Lien Term Loan, 4.50%, due 10/11/20	1,415
375	Second Lien Term Loan, 8.50%, due 10/11/21	372
614	On Assignment, First Lien Term Loan B, 3.52%, due 6/5/22	617
2,261	Presidio, First Lien Term Loan, 4.50%, due 2/2/22	2,283
589	Protection One, First Lien Term Loan, 4.25%, due 5/2/22	594
1,995	Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	2,004
	TRANS UNION LLC
1,621	First Lien Term Loan B2, 2.50%, due 4/9/23	1,628
1,470	First Lien Term Loan B2, 2.50%, due 4/9/23	1,476
553	Vantiv, First Lien Term Loan B, 3.27%, due 10/14/23	557
804	Wex, First Lien Term Loan B, 4.27%, due 7/1/23	814
		37,781
Cable & Satellite Television 5.8%
2,783	Cequel Communications, LLC, First Lien Term Loan B, 3.75%, due 1/25/25	2,813
	Charter Communications Operating LLC
349	First Lien Term Loan F1, due 1/3/21	350	(b)(c)
2,337	First Lien Term Loan I, 3.03%, due 1/15/24	2,344
680	Mediacom Illinois LLC, First Lien Term Loan K, due 2/19/24	682	(b)(c)
3,855	Neptune Finco Corp., First Lien Term Loan B, 3.77%, due 10/11/24	3,879
3,017	Numericable, First Lien Term Loan B7, 5.14%, due 1/15/24	3,048
1,745	Telenet, First Lien Term Loan AF, 4.00%, due 1/31/25	1,760
1,625	UPC Financing Partnership, First Lien Term Loan, 3.77%, due 8/31/24	1,625
850	Virgin Media, First Lien Term Loan I, 3.52%, due 1/31/25	855
2,638	Wide Open West, First Lien Term Loan B, 4.50%, due 8/11/23	2,649
	Ziggo BV
619	First Lien Term Loan B1, 3.52%, due 1/15/22	619
367	First Lien Term Loan B2, 3.52%, due 1/15/22	367
114	First Lien Term Loan B3, 4.07%, due 1/15/22	114
		21,105
Chemicals & Plastics 1.9%
	Allnex
159	First Lien Term Loan B2, 5.29%, due 9/13/23	161
120	First Lien Term Loan B3, 5.29%, due 9/13/23	121
750	Atotech BV, First Lien Term Loan B1, 4.00%, due 1/24/24	754
820	Dupont Performance Coatings, First Lien Term Loan B, 3.50%, due 2/1/23	829
1,350	Huntsman International LLC, First Lien Term Loan B, 3.96%, due 4/1/23	1,362
958	Ineos Finance PLC, First Lien Term Loan B, 4.25%, due 3/31/22	961
383	Pq Corp., First Lien Term Loan, 5.25%, due 11/4/22	388
	Solenis
997	First Lien Term Loan, 4.25%, due 7/31/21	1,000
188	Second Lien Term Loan, 7.75%, due 7/31/22	185
	Univar Inc.
733	First Lien Term Loan B, due 7/1/22	732	(b)(c)
449	First Lien Term Loan B, 2.75%, due 7/1/22	449
		6,942
Conglomerate 0.3%
842	Spectrum Brands, Inc., First Lien Term Loan B, 3.50%, due 6/23/22	852
160	Zodiac, First Lien Term Loan, 5.50%, due 12/20/23	161
		1,013
Containers & Glass Products 5.9%
861	Ardagh Packaging, First Lien Term Loan B, 4.00%, due 12/17/21	870
	Berlin Packaging
2,758	First Lien Term Loan, 4.50%, due 10/1/21	2,776	(b)(c)
525	Second Lien Term Loan, 7.75%, due 10/1/22	531
1,880	Berry Plastics, First Lien Term Loan I, 3.29%, due 10/1/22	1,891
2,635	BWAY Corporation, First Lien Term Loan B, 4.75%, due 8/14/23	2,651
	Constantia Flexibles Group
1,172	First Lien Term Loan B2, 4.00%, due 4/29/22	1,191
156	First Lien Term Loan B1, 4.75%, due 4/30/22	159
	Fort Dearborn Co.
1,117	First Lien Term Loan B, 5.00%, due 10/19/23	1,131
263	Second Lien Term Loan B, 9.50%, due 10/6/24	268
	Klockner Pentaplast
197	First Lien Term Loan, 4.25%, due 4/28/20	199
461	First Lien Term Loan, 4.25%, due 4/28/20	465
	Mauser
371	First Lien Term Loan, 4.50%, due 7/31/21	372
340	Second Lien Term Loan, 8.75%, due 7/31/22	340
425	Proampac, First Lien Term Loan, 5.00%, due 10/18/23	431
3,075	Reynolds Group, First Lien Term Loan, 4.25%, due 2/5/23	3,082
2,704	SIG Combibloc Group, First Lien Term Loan B, 4.00%, due 3/12/22	2,724	(b)(c)
	Tekni-Plex Inc.
1,664	First Lien Term Loan, 4.50%, due 6/1/22	1,671
151	Second Lien Term Loan, 8.75%, due 6/1/23	150
568	Tricorbraun, First Lien Term Loan, 4.75%, due 10/30/23	573
		21,475
Cosmetics - Toiletries 0.3%
970	Prestige Brands, Inc., First Lien Term Loan B4, 3.52%, due 1/19/24	979

Drugs 4.7%
838	Capsugel Inc., First Lien Term Loan B, 3.50%, due 7/31/21	839
3,827	Endo Pharma, First Lien Term Loan B-1, 3.81%, due 9/25/22	3,815
2,843	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	2,856
609	Pharmaceutical Technologies & Services, First Lien Term Loan B, 3.75%, due 5/20/21	614
	Valeant Pharmaceuticals
927	First Lien Term Loan E1, 5.27%, due 8/5/20	929	(b)(c)
7,939	First Lien Term Loan F1, 5.50%, due 4/1/22	7,970	(b)(c)
		17,023
Ecological Services & Equipment 0.6%
1,302	ADS Waste Holdings, Inc., First Lien Term Loan B, 3.50%, due 11/10/23	1,314
998	Waste Industries USA Inc., First Lien Term Loan B1, 3.52%, due 2/27/20	1,001
		2,315
Electronics - Electrical 7.5%
	Applied Systems
464	First Lien Term Loan, 4.00%, due 1/23/21	468
75	Second Lien Term Loan, 7.50%, due 1/23/22	75
1,960	Avast Software BV, First Lien Term Loan B, 5.00%, due 8/3/22	1,987
898	BMC Software, First Lien Term Loan, 5.00%, due 9/10/20	895
709	CommScope, First Lien Term Loan B, 3.25%, due 12/29/22	715
1,011	CPI ACQUISITION INC., First Lien Term Loan, 5.83%, due 8/17/22	913
3,059	Datatel-Sophia LP, First Lien Term Loan B, 4.25%, due 9/30/22	3,063	(b)(c)
2,612	Dell, First Lien Term Loan B, 4.02%, due 9/7/23	2,624
605	Go Daddy, First Lien Term Loan B, 4.25%, due 5/13/21	606
1,679	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	1,678
558	MKS Instruments, Inc., First Lien Term Loan B, 3.52%, due 4/29/23	563
912	NXP Funding, First Lien Term Loan B, 3.27%, due 12/7/20	916
95	Oberthur Technologies, First Lien Term Loan B1, 4.70%, due 12/15/23	97
2,139	On Semiconductor, First Lien Term Loan B, 4.02%, due 3/31/23	2,161
1,445	Rackspace Hosting Inc., First Lien Term Loan B, 5.00%, due 11/3/23	1,456
1,617	Riverbed Technology, First Lien Term Loan B, 5.00%, due 4/24/22	1,628
865	Sensata Technologies, First Lien Term Loan B1, 3.02%, due 10/14/21	870
	SkillSoft
605	First Lien Term Loan, 5.84%, due 4/28/21	550
647	Second Lien Term Loan, 9.34%, due 4/28/22	468
1,626	Vertafore, First Lien Term Loan, 4.25%, due 6/17/23	1,636	(b)(c)
898	Western Digital Corp., First Lien Term Loan B, 4.53%, due 4/29/23	905
2,678	Zebra Technologies, First Lien Term Loan B, 4.00%, due 10/27/21	2,699
		26,973
Equipment Leasing 0.9%
1,260	AER/Int'l Lease Finance Corp., First Lien Term Loan B, 3.25%, due 10/31/22	1,267	(b)(c)
1,845	Avolon, First Lien Term Loan B, due 1/19/22	1,869	(b)(c)
		3,136
Financial Intermediaries 2.3%
588	Americold, First Lien Term Loan B, 4.75%, due 12/1/22	597	(b)(c)
782	CITCO, First Lien Term Loan B, 4.25%, due 5/23/18	783
1,023	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 4.00%, due 8/18/23	1,018
897	Guggenheim Partners, First Lien Term Loan B, 3.53%, due 7/22/23	903
365	Lender Processing Services, First Lien Term Loan B, 3.81%, due 5/27/22	367
255	Ocwen Financial, First Lien Term Loan B, 6.00%, due 12/5/20	258
1,066	Royalty Pharma AG, First Lien Term Loan B5, 3.50%, due 10/14/22	1,075
814	SAM Finance, First Lien Term Loan B, 4.25%, due 12/17/20	815
365	TCW Group, First Lien Term Loan B1, 3.18%, due 2/6/20	365
2,234	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	2,145
		8,326
Food & Drug Retailers 1.0%
	Albertsons LLC
1,150	First Lien Term Loan B4, 3.77%, due 8/25/21	1,155	(b)(c)
791	First Lien Term Loan B5, 4.25%, due 12/21/22	796
840	First Lien Term Loan B6, 4.06%, due 6/22/23	845
803	General Nutrition Centers, First Lien Term Loan, 3.27%, due 3/4/19	703
		3,499
Food Products 1.4%
515	B&G Foods Inc., First Lien Term Loan B, 3.77%, due 11/2/22	520
576	DE Master Blenders 1753 NV, Term Loan B1, 4.25%, due 7/2/22	580
	Del Monte Foods
1,226	First Lien Term Loan, 4.25%, due 2/18/21	1,098
665	Second Lien Term Loan, 8.45%, due 8/18/21	467
1,618	NBTY, Inc., First Lien Term Loan B, 5.00%, due 5/5/23	1,627	(b)(c)
673	Pinnacle Foods Finance, First Lien Term Loan I, 3.53%, due 1/13/23	673
		4,965
Food Service 2.4%
	Aramark Corporation
188	First Lien Term Loan E, 3.50%, due 9/7/19	189
927	First Lien Term Loan F, 3.50%, due 2/24/21	934
2,821	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/12/21	2,847
1,177	Manitowoc Foodservice, First Lien Term Loan B, 5.75%, due 3/3/23	1,192	(b)(c)
1,622	US Foods, First Lien Term Loan B, 3.77%, due 6/27/23	1,632	(b)(c)
1,977	Yum Brands, Inc., First Lien Term Loan B, 3.52%, due 6/16/23	2,006	(b)(c)
		8,800
Health Care 8.5%
861	Air Medical Group Holding, First Lien Term Loan B, 4.25%, due 4/28/22	858
558	Alere, Inc., First Lien Term Loan B1, 4.25%, due 6/18/22	558
	CHS/Community Health
725	First Lien Term Loan G1, 3.75%, due 12/31/19	688
2,978	First Lien Term Loan H1, 4.00%, due 1/27/21	2,814
1,490	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	1,494	(b)(c)
365	Convatec Inc., Term Loan, due 10/26/23	367	(b)(c)
964	Davita Inc., First Lien Term Loan B, 3.52%, due 6/24/21	975
1,015	dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/7/20	989
2,080	Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	2,100
3,240	Grifols SA, First Lien Term Loan B, 2.25%, due 1/19/25	3,256
1,728	HCA Inc., First Lien Term Loan B6, 4.02%, due 3/17/23	1,745
3,346	IASIS Healthcare Corporation, First Lien Term Loan B2, 4.50%, due 5/3/18	3,332
872	Immucor, First Lien Term Loan B2, 5.00%, due 8/17/18	850
694	IMS Health Incorporated, First Lien Term Loan B, 3.50%, due 3/17/21	698
	Mallinckrodt International
646	First Lien Term Loan B, 3.50%, due 3/19/21	646
1,109	First Lien Term Loan B1, 3.75%, due 3/19/21	1,111	(b)(c)
1,721	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	1,745
578	National Mentor, Inc., First Lien Term Loan B, 4.25%, due 1/31/21	578
978	Surgical Care Affiliates Inc., First Lien Term Loan B, 3.75%, due 3/17/22	980
	Team Health, Inc.
3,059	First Lien Term Loan B, 3.78%, due 11/23/22	3,048	(b)(c)
2,085	First Lien Term Loan B, due 1/12/24	2,081	(b)(c)
		30,913
Industrial Equipment 4.4%
81	AECOM Technology Corp., First Lien Term Loan, 3.77%, due 10/17/21	81
	Crosby Worldwide
1,334	First Lien Term Loan, 4.00%, due 11/22/20	1,219
520	Second Lien Term Loan, 7.00%, due 11/22/21	403
1,314	Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	1,330
	Filtration Group
1,001	First Lien Term Loan DD, due 11/21/20	1,003	(b)(c)
1,450	First Lien Term Loan B, 4.50%, due 11/21/20	1,463
512	Gates Global LLC, First Lien Term Loan, 4.25%, due 7/6/21	510
900	Generac Power Systems Inc., First Lien Term Loan B, 3.75%, due 5/31/23	907
1,469	Husky Injection Molding, First Lien Term Loan B, 4.25%, due 6/30/21	1,477
	Milacron LLC
973	First Lien Term Loan B1, 4.25%, due 9/28/20	977
2,425	First Lien Term Loan B, 3.00%, due 9/24/23	2,434
	Minimax Viking
365	First Lien Term Loan B, due 8/16/23	368	(b)(c)
385	First Lien Term Loan B, 3.52%, due 8/16/23	389
2,010	Rexnord Corp., First Lien Term Loan B, 3.79%, due 8/21/23	2,021	(b)(c)
1,147	Signode Industrial, First Lien Term Loan B, 4.00%, due 5/1/21	1,156	(b)(c)
		15,738
Insurance 0.6%
	Sedgwick Holdings Inc.
1,566	First Lien Term Loan, 3.75%, due 2/28/21	1,571
159	First Lien Term Loan B, 5.25%, due 2/28/21	161
280	Second Lien Term Loan, 6.75%, due 2/28/22	280
		2,012
Leisure Goods - Activities - Movies 3.1%
499	Amc Entertainment, First Lien Term Loan B, 4.00%, due 12/15/22	503
900	Bright Horizons, First Lien Term Loan B, 3.52%, due 11/3/23	909
2,676	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	2,684
	Formula One
2,068	First Lien Term Loan B3, 4.75%, due 7/30/21	2,078
245	Second Lien Term Loan, 8.07%, due 7/29/22	246
898	Live Nation Entertainment, Inc., First Lien Term Loan B, 3.31%, due 10/27/23	906
210	Match Group Inc., First Lien Term Loan B, 4.20%, due 11/16/22	213
328	Regal Cinemas Corporation, First Lien Term Loan, 3.27%, due 4/1/22	330
1,665	Seaworld, First Lien Term Loan B2, 3.25%, due 5/14/20	1,646
350	Six Flags Theme Parks, Inc., First Lien Term Loan B, 2.25%, due 6/30/22	353
598	SRAM, First Lien Term Loan, 4.00%, due 4/10/20	595
815	Warner Music Group, First Lien Term Loan, 3.75%, due 11/1/23	818
		11,281
Lodging & Casinos 6.0%
393	Aristocrat Leisure, First Lien Term Loan B1, 3.78%, due 10/20/21	396
	Boyd Gaming Corporation
475	First Lien Term Loan B, 4.00%, due 8/14/20	477
683	First Lien Term Loan B2, 3.78%, due 9/15/23	690
1,938	CityCenter, First Lien Term Loan B, 3.50%, due 10/16/20	1,958
1,255	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/4/20	1,346	(d)
1,173	Extended Stay, First Lien Term Loan B, 3.77%, due 8/30/23	1,177
1,460	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 11/21/23	1,478
428	Graton Casino, First Lien Term Loan B, 4.52%, due 9/1/22	432
	Hilton Worldwide
83	First Lien Term Loan, 3.50%, due 10/26/20	84
1,493	First Lien Term Loan B2, 3.27%, due 10/25/23	1,506
1,768	Las Vegas Sands LLC, First Lien Term Loan B, 3.02%, due 12/19/20	1,775
1,049	MGM Growth Properties, First Lien Term Loan B, 3.52%, due 4/25/23	1,057
1,097	Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 10/13/23	1,108
640	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/23/22	644
530	Penn National Gaming, First Lien Term Loan B, due 1/19/24	534	(b)(c)
353	Pinnacle Foods Finance, First Lien Term Loan B, 3.77%, due 3/30/23	357
	Scientific Games Corp.
788	First Lien Term Loan B1, 6.00%, due 10/18/20	795
1,858	First Lien Term Loan B2, 6.02%, due 10/1/21	1,871
1,907	Station Casinos, First Lien Term Loan B, 3.77%, due 6/8/23	1,913	(b)(c)
2,170	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	2,181
		21,779
Nonferrous Metals - Minerals 0.1%
450	Harsco, First Lien Term Loan B, 6.00%, due 11/2/23	457

Oil & Gas 2.3%
	Energy Transfer Equity
4,177	First Lien Term Loan B, 3.39%, due 12/2/19	4,174
1,752	First Lien Term Loan C, 4.14%, due 12/2/19	1,757
2,115	First Lien Term Loan, 2.75%, due 2/1/24	2,110
350	EP Energy LLC, Second Lien Term Loan B, 9.75%, due 6/30/21	365
		8,406
Publishing 0.8%
898	Nielsen Finance LLC, First Lien Term Loan B3, 3.27%, due 10/4/23	903
549	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.50%, due 8/15/20	549
	Tribune Company
814	First Lien Term Loan B, 3.75%, due 1/27/24	818
730	First Lien Term Loan B, 3.75%, due 1/27/24	735	(b)(c)
		3,005
Radio & Television 2.8%
1,783	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	1,167
432	Gray Television Inc., First Lien Term Loan, 3.96%, due 6/13/21	432
1,094	iHeartCommunications Inc., First Lien Term Loan D, 7.52%, due 1/30/19	906
525	Lions Gate, First Lien Term Loan B, 3.77%, due 12/8/23	528
157	Mission Broadcasting, First Lien Term Loan B, 3.77%, due 1/17/24	159	(b)(c)
1,708	Nexstar Broadcasting, First Lien Term Loan B, 3.77%, due 1/17/24	1,728	(b)(c)
900	Sinclair Broadcasting, First Lien Term Loan B2, 3.03%, due 1/3/24	901
	Univision Communications Inc.
1,929	First Lien Term Loan C4, 4.00%, due 3/1/20	1,933
2,488	First Lien Term Loan C3, 4.00%, due 3/1/20	2,490
		10,244
Retailers (except food & drug) 3.4%
1,786	99¢ Only Stores, First Lien Term Loan B2, 4.50%, due 1/11/19	1,516
	Bass Pro Shops
1,157	First Lien Term Loan B1, 4.02%, due 6/5/20	1,152
2,010	First Lien Term Loan B, 5.97%, due 12/16/23	1,946
1,020	BJS Wholesale Club Inc., First Lien Term Loan B, 4.75%, due 1/27/24	1,017
881	CDW LLC, First Lien Term Loan B, 3.25%, due 8/17/23	887
963	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	961
1,397	Michaels Stores Inc., First Lien Term Loan B1, 3.75%, due 1/28/23	1,389
959	Party City Holdings, Inc., First Lien Term Loan B, 4.24%, due 8/19/22	952
2,017	PetSmart, Inc., First Lien Term Loan B, 4.00%, due 3/10/22	1,998
385	Pilot Travel Centers, First Lien Term Loan B, 3.52%, due 5/25/23	385
		12,203
Steel 0.9%
1,289	FMG Resources, First Lien Term Loan, 3.75%, due 6/30/19	1,297
976	McJunkin Red Man Corporation, First Lien Term Loan, 5.00%, due 11/9/19	979
820	TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	824
		3,100
Surface Transport 0.5%
489	Avis Budget Car Rental, First Lien Term Loan B, 3.50%, due 3/15/22	492
747	Hertz Corporation, First Lien Term Loan B, 3.50%, due 6/30/23	749
	Kenan Advantage Group
144	First Lien Term Loan B2, 4.00%, due 7/31/22	144
474	First Lien Term Loan B1, 4.00%, due 7/31/22	474
		1,859
Telecom - Wireless 0.9%
3,370	Sprint Communications, Inc., First Lien Term Loan B, 3.25%, due 2/27/24	3,374

Utilities 4.7%
	Calpine Construction
457	First Lien Term Loan B1, 3.02%, due 5/3/20	457
781	First Lien Term Loan B2, 3.27%, due 1/31/22	781	(b)(c)
	Calpine Corp.
120	First Lien Term Loan B6, 4.00%, due 1/15/23	120
1,320	First Lien Term Loan B7, 3.00%, due 5/31/23	1,327
309	First Lien Term Loan B5, 3.75%, due 1/15/24	311
2,215	Dynegy Holdings Inc., First Lien Term Loan C, 5.00%, due 6/27/23	2,230
1,901	Energy Future Intermediate Holding Co. LLC, First Lien Term Loan, 4.25%, due 6/30/17	1,911
1,277	Essential Power, First Lien Term Loan, 4.75%, due 8/8/19	1,279
	Lightstone Generation
406	First Lien Term Loan B, due 12/14/23	411	(b)(c)
39	First Lien Term Loan C, due 12/14/23	39	(b)(c)
1,270	NRG Energy Inc., First Lien Term Loan B, 3.00%, due 6/30/23	1,274
855	RJS Power, First Lien Term Loan B, 6.00%, due 12/6/23	868
	Texas Competitive
550	First Lien Term Loan C, 5.00%, due 8/4/23	553	(b)(c)
2,413	First Lien Term Loan B, 5.00%, due 8/4/23	2,423	(b)(c)
260	First Lien Term Loan B, 4.02%, due 12/12/23	263
2,761	TPF II, First Lien Term Loan B, 5.00%, due 10/2/21	2,788
		17,035

	Total Loan Assignments (Cost $351,430)	351,518

Corporate Bonds 2.3%

Banking 0.2%
295	Ally Financial, Inc., 3.60%, due 5/21/18	300	(e)
275	CIT Group, Inc., 5.25%, due 3/15/18	284	(e)
		584
Electric - Integrated 0.3%
1,210	RJS Power Holdings LLC, 4.63%, due 7/15/19	1,171	(e)(f)

Energy - Exploration & Production 0.1%
340	Chesapeake Energy Corp., 8.00%, due 12/15/22	363	(f)

Gaming 0.2%
725	GLP Capital L.P./GLP Financing II, Inc., 4.38%, due 11/1/18	750	(e)

Gas Distribution 0.2%
325	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	352
370	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, due 11/15/23	364
		716
Health Facilities 0.8%
690	HCA, Inc., 3.75%, due 3/15/19	702	(e)
215	MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, due 2/15/22	222
	Tenet Healthcare Corp.
735	5.00%, due 3/1/19	723	(e)
720	4.46%, due 6/15/20	729	(a)
390	Universal Health Services, Inc., 3.75%, due 8/1/19	398	(e)(f)
		2,774
Media Content 0.1%
275	Gannett Co., Inc., 5.13%, due 10/15/19	282	(e)

Oil Field Equipment & Services 0.1%
340	Precision Drilling Corp., 7.75%, due 12/15/23	367	(f)

Packaging 0.1%
475	Reynolds Group Issuer, Inc., 4.52%, due 7/15/21	489	(a)(f)

Telecom - Wireless 0.2%
880	Sprint Spectrum Co., LLC, 3.36%, due 9/20/21	881	(f)

	Total Corporate Bonds (Cost $8,338)	8,377

Asset-Backed Securities 1.8%
640	ACAS CLO Ltd., Ser. 2015-2A, Class E, 6.94%, due 10/28/27	625	(a)(f)
543	AIMCO CLO, Ser. 2015-AA, Class E, 8.84%, due 1/15/28	549	(a)(f)
285	ALM VII Ltd., Ser. 2012-7A, Class DR, 8.12%, due 10/15/28	287	(a)(f)
390	Apidos CLO, Ser. 2015-22A, Class D, 7.03%, due 10/20/27	387	(a)(f)
405	Babson CLO Ltd., Ser. 2015-2A, Class E, 6.58%, due 7/20/27	398	(a)(f)
640	Benefit Street Partners CLO Ltd., Ser. 2015-VIIA, Class D, 6.37%, due 7/18/27	589	(a)(f)
285	California Street CLO IX L.P., Ser. 2012-9A, Class ER, 8.20%, due 10/16/28	288	(a)(f)
325	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 6.03%, due 7/20/26	304	(a)(f)
385	Highbridge Loan Management Ltd., Ser. 2015-7A, Class E, 6.66%, due 11/15/26	375	(a)(f)
270	LCM Ltd. Partnership, Ser. 19A, Class E2, 6.72%, due 7/15/27	263	(a)(f)
385	Magnetite CLO Ltd., Ser. 2015-15A, Class E, 7.49%, due 10/25/27	387	(a)(f)
500	Symphony CLO XIV Ltd., Ser. 2014-14A, Class E, 5.62%, due 7/14/26	466	(a)(f)
685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, 8.19%, due 7/17/28	690	(a)(f)
405	Voya CLO Ltd., Ser. 2015-3A, Class D2, 6.48%, due 10/20/27	387	(a)(f)
445	Webster Park CLO Ltd., Ser. 2015-1A, Class D, 7.13%, due 1/20/27	417	(a)(f)

	Total Asset-Backed Securities (Cost $6,109)	6,412

NUMBER OF SHARES

Short-Term Investment 9.3%

Investment Company 9.3%
33,583,316	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $33,583)	33,583	(e)(g)

	Total Investments 110.5% (Cost $399,460)	399,890	##

	Other Assets Less Liabilities (10.5)%	(37,993)	#

	Net Assets 100.0%	$361,897

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)	All or a portion of this security has not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Illiquid security.
(e)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $38,007,000.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $10,081,000 or 2.8% of net assets for the Fund. Securities denoted with (f) but without (d) have been deemed by the investment manager to be liquid.

(g)	Represents 7-day effective yield as of January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
All Telecom	$—	$20,196	$1,043	$21,239
Automotive	—	2,196	1,942	4,138
Building & Development	—	11,427	338	11,765
Business Equipment & Services	—	37,294	487	37,781
Chemicals & Plastics	—	5,906	1,036	6,942
Financial Intermediaries	—	7,959	367	8,326
Health Care	—	27,287	3,626	30,913
Industrial Equipment	—	11,171	4,567	15,738
Leisure Goods - Activities - Movies	—	11,068	213	11,281
Lodging & Casinos	—	21,347	432	21,779
Telecom - Wireless	—	—	3,374	3,374
Other Loan Assignments(a)	—	178,242	—	178,242
Total Loan Assignments	—	334,093	17,425	351,518
Corporate Bonds(a)	—	8,377	—	8,377
Asset-Backed Securities	—	6,412	—	6,412
Short-Term Investment	—	33,583	—	33,583
Total Investments	$—	$382,465	$17,425	$399,890

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments(c)
All Telecom	$—	$—	$—	$8	$1,037	$(2)	$—	$—	$1,043	$8
Automotive	1,141	—	—	35	743	(1)	672	(648)	1,942	35
Building & Development	635	—	1	1	—	(131)	467	(635)	338	1
Business Equipment & Services	—	—	—	9	—	—	478	—	487	9
Chemicals & Plastics	—	—	—	6	749	(1)	282	—	1,036	6
Containers & Glass Products	1,226	—	(2)	2	—	(157)	—	(1,069)	—	2
Electronics - Electrical	433	—	—	—	—	—	—	(433)	—	—
Financial Intermediaries	—	—	1	(6)	371	(724)	725	—	367	(6)

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

Health Care	—	—	—	(15)	1,456	(6)	2,191	—	3,626	(15)
Industrial Equipment	—	—	—	22	3,434	(30)	1,141	—	4,567	22
Leisure Goods - Activities - Movies	686	—	—	1	—	(24)	235	(685)	213	1
Lodging &Casinos	—	—	—	2	—	(8)	438	—	432	2
Steel	489	—	—	—	—	—	—	(489)	—	—
Telecom- Wireless	—	—	—	4	3,370	—	—	—	3,374	4
Total	$4,610	$—	$—	$69	$11,160	$(1,084)	$6,629	$(3,959)	$17,425	$69

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $3,959,000 was transferred from Level 3 to Level 2. Also, approximately $6,629,000 was transferred from Level 2 to Level 3. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2017, the Fund had no transfers between Levels 1 and 2.

# As of January 31, 2017, the value of unfunded loan commitments was approximately $241,000.

(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 2.50%, due 7/31/17	$28	$28
Garda World, First Lien Term Loan DD, 4.00%, due 11/9/20	155	156
Tricorbraun, First Lien Term Loan DD, 1.88%, due 10/31/23	57	57

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Loan Assignments(a) 8.1%

Aerospace & Defense 0.4%
$1,527	B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	$1,533
15,832	Transdigm Inc., First Lien Term Loan F, 3.77%, due 6/9/23	15,786	(b)(c)
		17,319
Air Transport 0.1%
4,987	American Airlines Inc., First Lien Term Loan B1, 3.28%, due 6/27/20	5,012

All Telecom 0.7%
6,650	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	6,541
	Level 3 Financing, Inc.
14,551	First Lien Term Loan B4, 4.00%, due 1/15/20	14,729
3,684	First Lien Term Loan B2, 3.51%, due 5/31/22	3,717
	Syniverse Technologies
2,798	First Lien Term Loan, 4.00%, due 4/23/19	2,510
1,799	First Lien Term Loan, 4.00%, due 4/23/19	1,616
		29,113
Business Equipment & Services 1.4%
15,694	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	15,223
26,477	First Data Corporation, First Lien Term Loan, 3.78%, due 7/10/22	26,654	(b)(c)
7,781	Presidio, First Lien Term Loan, 4.50%, due 2/2/22	7,856
8,435	Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	8,474
		58,207
Cable & Satellite Television 0.3%
4,888	Neptune Finco Corp., First Lien Term Loan B, 3.77%, due 10/11/24	4,919
8,723	Wide Open West, First Lien Term Loan B, 4.50%, due 8/11/23	8,758
		13,677
Containers & Glass Products 0.6%
23,228	Reynolds Group, First Lien Term Loan, 4.25%, due 2/5/23	23,284	(b)(c)

Drugs 0.2%
5,599	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	5,626

Electronics - Electrical 0.2%
8,945	Rackspace Hosting Inc., First Lien Term Loan B, 5.00%, due 11/3/23	9,015

Equipment Leasing 0.3%
10,245	Avolon, First Lien Term Loan B, due 1/19/22	10,377	(b)(c)

Food Service 0.2%
1,746	Aramark Corporation, First Lien Term Loan F, 3.50%, due 2/24/21	1,759
6,204	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/12/21	6,260
		8,019
Health Care 0.6%
7,970	Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	8,047
4,314	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	4,374
	Team Health, Inc.
4,388	First Lien Term Loan B, 3.78%, due 11/23/22	4,371	(b)(c)
8,700	First Lien Term Loan B, due 1/12/24	8,684	(b)(c)
		25,476
Leisure Goods - Activities - Movies 0.1%
3,070	Match Group Inc., First Lien Term Loan B, 4.20%, due 11/16/22	3,116

Lodging & Casinos 1.2%
2,234	Boyd Gaming Corporation, First Lien Term Loan B2, 3.78%, due 9/15/23	2,258
11,520	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.50%, due 12/4/20	12,355	(d)
6,973	Extended Stay, First Lien Term Loan B, 3.77%, due 8/30/23	6,998
2,085	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 11/21/23	2,110
8,575	Hilton Worldwide, First Lien Term Loan B2, 3.27%, due 10/25/23	8,652	(b)(c)
4,824	MGM Growth Properties, First Lien Term Loan B, 3.52%, due 4/25/23	4,862
7,136	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/23/22	7,181
2,648	Station Casinos, First Lien Term Loan B, 3.77%, due 6/8/23	2,656	(b)(c)
		47,072
Oil & Gas 0.1%
2,840	Energy Transfer Equity, First Lien Term Loan B, 3.39%, due 12/2/19	2,838

Radio & Television 0.4%
7,547	Sinclair Broadcasting, First Lien Term Loan B2, 3.03%, due 1/3/24	7,556
	Univision Communications Inc.
920	First Lien Term Loan C3, 4.00%, due 3/1/20	921
7,493	First Lien Term Loan C4, 4.00%, due 3/1/20	7,509
		15,986
Retailers (except food & drug) 0.8%
	Bass Pro Shops
4,414	First Lien Term Loan B1, 4.02%, due 6/5/20	4,395
13,410	First Lien Term Loan B, 5.97%, due 12/16/23	12,985
7,000	BJS Wholesale Club Inc., First Lien Term Loan B, 4.75%, due 1/27/24	6,980
2,715	JC Penney Co., First Lien Term Loan B, 5.25%, due 6/23/23	2,711
5,567	PetSmart, Inc., First Lien Term Loan B, 4.00%, due 3/10/22	5,513
		32,584
Utilities 0.5%
	Calpine Corp.
8,421	First Lien Term Loan B6, 4.00%, due 1/15/23	8,466
6,710	First Lien Term Loan B5, 3.75%, due 1/15/24	6,740
	Dynegy Holdings Inc.
2,666	First Lien Term Loan B2, 4.00%, due 4/23/20	2,666	(b)(c)
925	First Lien Term Loan C, due 6/27/23	931	(b)(c)
2,765	Texas Competitive, First Lien Term Loan B2, 4.02%, due 12/12/23	2,793
		21,596

	Total Loan Assignments (Cost $325,300)	328,317

Corporate Bonds 88.0%

Advertising 1.1%
3,915	Clear Channel Worldwide Holdings, Inc., Ser. B, 7.63%, due 3/15/20	3,925
3,245	Lamar Media Corp., 5.75%, due 2/1/26	3,440
28,825	Nielsen Finance LLC, 5.00%, due 4/15/22	29,329	(e)
6,630	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, due 10/1/20	6,779
		43,473
Auto Parts & Equipment 0.3%
	IHO Verwaltungs GmbH
3,535	4.13% Cash/4.88% PIK, due 9/15/21	3,558	(e)(f)
3,505	4.50% Cash/5.25% PIK, due 9/15/23	3,470	(e)(f)
6,115	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	6,372	(e)
		13,400
Banking 4.7%
	Ally Financial, Inc.
13,815	5.50%, due 2/15/17	13,829
4,480	3.25%, due 9/29/17	4,516
13,955	6.25%, due 12/1/17	14,441
27,975	3.60%, due 5/21/18	28,395
11,295	3.25%, due 11/5/18	11,380
16,230	8.00%, due 3/15/20	18,456
	CIT Group, Inc.
17,645	5.25%, due 3/15/18	18,236
18,240	6.63%, due 4/1/18	19,161	(e)
43,960	5.00%, due 5/15/18	44,620	(e)
5,830	5.50%, due 2/15/19	6,134	(e)
13,555	3.88%, due 2/19/19	13,843
		193,011
Building & Construction 1.5%
	CalAtlantic Group, Inc.
3,065	8.38%, due 1/15/21	3,571
4,430	5.38%, due 10/1/22	4,591
10,135	5.25%, due 6/1/26	10,059
	Lennar Corp.
12,860	4.75%, due 12/15/17	13,053
15,925	4.75%, due 11/15/22	16,333
3,262	Meritage Homes Corp., 6.00%, due 6/1/25	3,343
1,990	PulteGroup, Inc., 4.25%, due 3/1/21	2,038
2,683	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 3/1/24	2,737	(e)
	Toll Brothers Finance Corp.
3,665	4.00%, due 12/31/18	3,775
3,240	4.38%, due 4/15/23	3,248
		62,748
Building Materials 1.0%
2,110	Allegion PLC, 5.88%, due 9/15/23	2,247
	HD Supply, Inc.
12,355	5.25%, due 12/15/21	13,003	(e)
4,615	5.75%, due 4/15/24	4,846	(e)
	USG Corp.
14,520	8.25%, due 1/15/18	15,355	(g)
2,950	5.50%, due 3/1/25	3,090	(e)
		38,541
Cable & Satellite Television 7.5%
	Altice Luxembourg SA
17,795	7.75%, due 5/15/22	18,885	(e)
10,830	7.63%, due 2/15/25	11,453	(e)
5,170	Altice US Finance I Corp., 5.50%, due 5/15/26	5,299	(e)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,480	5.25%, due 3/15/21	1,523
16,100	5.25%, due 9/30/22	16,667
20,510	5.13%, due 5/1/23	21,279	(e)
22,610	5.75%, due 2/15/26	23,960	(e)
13,280	5.88%, due 5/1/27	14,089	(e)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
11,037	6.38%, due 9/15/20	11,340	(e)
15,057	5.13%, due 12/15/21	15,264	(e)
2,200	7.75%, due 7/15/25	2,434	(e)
	CSC Holdings LLC
19,875	10.88%, due 10/15/25	23,651	(e)
4,705	5.50%, due 4/15/27	4,770	(e)
12,465	CSC Holdings, Inc., 7.63%, due 7/15/18	13,369
	DISH DBS Corp.
10,869	6.75%, due 6/1/21	11,684
14,345	5.88%, due 11/15/24	14,506
3,315	7.75%, due 7/1/26	3,703
	Numericable-SFR SA
22,540	6.00%, due 5/15/22	23,188	(e)
4,265	6.25%, due 5/15/24	4,292	(e)
26,650	7.38%, due 5/1/26	27,350	(e)
3,035	UPCB Finance IV Ltd., 5.38%, due 1/15/25	3,081	(e)
9,755	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	9,901	(e)
6,365	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, due 7/15/19	6,711
15,520	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	15,423	(e)
		303,822
Chemicals 0.4%
	Momentive Performance Materials, Inc.
4,775	8.88%, due 10/15/20	1	(d)(h)(i)
4,775	3.88%, due 10/24/21	4,632
11,740	NOVA Chemicals Corp., 5.00%, due 5/1/25	11,769	(e)
		16,402
Consumer - Commercial Lease Financing 3.2%
10,570	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, due 5/15/17	10,602
	Aircastle Ltd.
14,970	4.63%, due 12/15/18	15,531
2,140	6.25%, due 12/1/19	2,322
6,185	5.13%, due 3/15/21	6,502
2,845	5.50%, due 2/15/22	2,987
4,595	5.00%, due 4/1/23	4,664
	Int'l Lease Finance Corp.
5,505	8.88%, due 9/1/17	5,725
4,580	3.88%, due 4/15/18	4,649
	Navient Corp.
4,215	5.50%, due 1/15/19	4,310
38,530	4.88%, due 6/17/19	38,795
	Park Aerospace Holdings Ltd.
16,265	5.25%, due 8/15/22	16,672	(e)(j)
16,265	5.50%, due 2/15/24	16,712	(e)(j)
		129,471
Discount Stores 0.3%
11,625	Dollar Tree, Inc., 5.75%, due 3/1/23	12,282

Electric - Generation 2.5%
	Calpine Corp.
15,460	6.00%, due 1/15/22	16,136	(e)
11,825	5.38%, due 1/15/23	11,648
	Dynegy, Inc.
4,415	5.88%, due 6/1/23	4,018
7,735	7.63%, due 11/1/24	7,368
	NRG Energy, Inc.
13,935	6.25%, due 7/15/22	14,353
8,645	6.63%, due 3/15/23	8,904
17,025	7.25%, due 5/15/26	17,812	(e)
21,885	6.63%, due 1/15/27	21,748	(e)
		101,987
Electric - Integrated 1.7%
9,460	IPALCO Enterprises, Inc., 5.00%, due 5/1/18	9,744
28,675	PPL Energy Supply LLC, 4.60%, due 12/15/21	23,298
32,585	RJS Power Holdings LLC, 4.63%, due 7/15/19	31,526	(e)
5,330	Talen Energy Supply LLC, 6.50%, due 6/1/25	4,304
		68,872
Electronics 1.3%
12,255	Amkor Technology, Inc., 6.38%, due 10/1/22	12,715
8,170	Flextronics Int'l Ltd., 5.00%, due 2/15/23	8,729
	Micron Technology, Inc.
4,885	5.25%, due 8/1/23	4,897	(e)
4,890	5.50%, due 2/1/25	4,914
4,305	5.63%, due 1/15/26	4,312	(e)
7,510	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	7,753	(e)
4,875	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	5,228	(e)
3,215	Zebra Technologies Corp., 7.25%, due 10/15/22	3,464
		52,012
Energy - Exploration & Production 6.7%
	Antero Resources Corp.
4,785	5.38%, due 11/1/21	4,905
12,650	5.13%, due 12/1/22	12,745
5,718	Bill Barrett Corp., 7.00%, due 10/15/22	5,675
	Chesapeake Energy Corp.
20,375	6.13%, due 2/15/21	20,114
23,835	5.38%, due 6/15/21	22,824
6,690	5.75%, due 3/15/23	6,422
7,015	Concho Resources, Inc., 5.50%, due 4/1/23	7,278
	Continental Resources, Inc.
6,243	4.50%, due 4/15/23	6,165
7,460	3.80%, due 6/1/24	6,966
1,645	4.90%, due 6/1/44	1,448
4,895	Encana Corp., 6.50%, due 8/15/34	5,497
	EP Energy LLC/Everest Acquisition Finance, Inc.
36,945	9.38%, due 5/1/20	37,592
6,205	7.75%, due 9/1/22	5,709
22,155	6.38%, due 6/15/23	19,330
6,250	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	6,687	(e)
9,145	Newfield Exploration Co., 5.38%, due 1/1/26	9,488
6,615	Oasis Petroleum, Inc., 6.88%, due 3/15/22	6,780
	Range Resources Corp.
15,995	5.00%, due 8/15/22	16,091	(e)
16,245	5.00%, due 3/15/23	16,204	(e)
7,700	4.88%, due 5/15/25	7,494
6,445	Sanchez Energy Corp., 6.13%, due 1/15/23	6,187
	SM Energy Co.
3,470	6.13%, due 11/15/22	3,583
4,840	5.00%, due 1/15/24	4,610
	Whiting Petroleum Corp.
16,765	5.00%, due 3/15/19	17,067
4,040	5.75%, due 3/15/21	4,080
12,465	6.25%, due 4/1/23	12,590
		273,531
Food & Drug Retail 0.9%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
15,145	6.63%, due 6/15/24	15,784	(e)
9,850	5.75%, due 3/15/25	9,789	(e)
	Rite Aid Corp.
4,450	9.25%, due 3/15/20	4,600
4,850	6.13%, due 4/1/23	5,050	(e)
		35,223
Food - Wholesale 1.0%
14,094	NBTY, Inc., 7.63%, due 5/15/21	14,763	(e)
	Post Holdings, Inc.
18,355	6.00%, due 12/15/22	19,273	(e)
4,580	7.75%, due 3/15/24	5,070	(e)
		39,106
Gaming 3.1%
	Boyd Gaming Corp.
975	6.88%, due 5/15/23	1,047
5,525	6.38%, due 4/1/26	5,925	(e)
	GLP Capital L.P./GLP Financing II, Inc.
21,455	4.88%, due 11/1/20	22,528
5,115	5.38%, due 11/1/23	5,486
	Isle of Capri Casinos, Inc.
6,340	8.88%, due 6/15/20	6,617
10,430	5.88%, due 3/15/21	10,782
4,840	MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	5,052	(e)
	MGM Resorts Int'l
11,485	8.63%, due 2/1/19	12,748
4,435	6.63%, due 12/15/21	4,945
	Scientific Games Int'l, Inc.
15,917	6.25%, due 9/1/20	14,803
8,440	6.63%, due 5/15/21	7,765
21,755	10.00%, due 12/1/22	22,291
7,145	Station Casinos LLC, 7.50%, due 3/1/21	7,431
		127,420
Gas Distribution 6.4%
13,485	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	13,788	(e)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
7,740	6.00%, due 12/15/20	7,972
16,190	6.25%, due 4/1/23	16,716
	DCP Midstream LLC
3,050	5.35%, due 3/15/20	3,203	(e)
4,075	4.75%, due 9/30/21	4,157	(e)
4,345	6.75%, due 9/15/37	4,519	(e)
2,515	5.85%, due 5/21/43	2,257	(a)(e)
	DCP Midstream Operating L.P.
9,685	2.50%, due 12/1/17	9,661
5,485	5.60%, due 4/1/44	4,985
	Duke Energy Corp.
2,360	8.13%, due 8/16/30	2,720
4,245	6.45%, due 11/3/36	4,330	(e)
	Energy Transfer Equity L.P.
7,000	7.50%, due 10/15/20	7,823
13,280	5.88%, due 1/15/24	14,176
2,925	5.50%, due 6/1/27	3,027
	Ferrellgas L.P./Ferrellgas Finance Corp.
2,235	6.50%, due 5/1/21	2,252
8,660	6.75%, due 1/15/22	8,703
15,820	6.75%, due 6/15/23	15,780
7,100	ONEOK, Inc., 6.00%, due 6/15/35	7,153
6,440	Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	6,700
	Rockies Express Pipeline LLC
11,880	5.63%, due 4/15/20	12,593	(e)
4,915	7.50%, due 7/15/38	5,259	(e)
10,545	6.88%, due 4/15/40	10,811	(e)
14,755	Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, due 11/15/23	14,589
	Sabine Pass Liquefaction LLC
7,860	5.63%, due 2/1/21	8,508
6,000	6.25%, due 3/15/22	6,690
11,345	5.75%, due 5/15/24	12,352
5,855	5.63%, due 3/1/25	6,360
3,722	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, due 8/1/21	3,871
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
8,500	4.25%, due 11/15/23	8,373
5,835	6.75%, due 3/15/24	6,375
5,985	5.13%, due 2/1/25	6,194	(e)
4,900	5.38%, due 2/1/27	5,078	(e)
	Williams Cos., Inc.
2,285	Ser. A, 7.50%, due 1/15/31	2,662
8,000	5.75%, due 6/24/44	8,100
3,674	Williams Partners LP/ACMP Finance Corp., 6.13%, due 7/15/22	3,793
		261,530
Health Facilities 5.6%
	Columbia/HCA Corp.
8,400	7.69%, due 6/15/25	9,219
1,370	7.05%, due 12/1/27	1,418
	HCA, Inc.
8,390	6.50%, due 2/15/20	9,166
4,045	5.88%, due 3/15/22	4,394
13,545	4.75%, due 5/1/23	14,036
18,480	5.00%, due 3/15/24	19,242
11,020	5.25%, due 4/15/25	11,599
10,075	5.25%, due 6/15/26	10,503
1,755	4.50%, due 2/15/27	1,731
37,645	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	36,045
4,440	LifePoint Health, Inc., 5.88%, due 12/1/23	4,418
	MPT Operating Partnership L.P./MPT Finance Corp.
6,195	6.38%, due 3/1/24	6,543
15,768	5.50%, due 5/1/24	16,004
5,880	5.25%, due 8/1/26	5,777
21,375	OMEGA Healthcare Investors, Inc., 5.88%, due 3/15/24	22,025
11,285	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	11,680
8,697	Team Health, Inc., 7.25%, due 12/15/23	9,958	(e)
	Tenet Healthcare Corp.
4,460	6.25%, due 11/1/18	4,689
9,585	7.50%, due 1/1/22	10,280	(e)
15,795	8.13%, due 4/1/22	15,953
4,873	6.88%, due 11/15/31	3,941
		228,621
Health Services 0.6%
6,095	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	6,038
6,630	DaVita, Inc., 5.75%, due 8/15/22	6,887
	Service Corp. Int'l
1,285	4.50%, due 11/15/20	1,314
5,095	5.38%, due 1/15/22	5,299
5,415	5.38%, due 5/15/24	5,672
		25,210
Hotels 0.4%
10,973	ESH Hospitality, Inc., 5.25%, due 5/1/25	11,012	(e)
6,445	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21	6,637
		17,649
Investments & Misc. Financial Services 0.5%
	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
8,670	3.50%, due 3/15/17	8,671
11,830	4.88%, due 3/15/19	11,963
		20,634
Machinery 0.8%
6,999	Case New Holland Industrial, Inc., 7.88%, due 12/1/17	7,349
3,550	CNH Industrial Capital LLC, 4.88%, due 4/1/21	3,696
5,900	CNH Industrial NV, 4.50%, due 8/15/23	5,904
4,560	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	5,244
	Terex Corp.
7,515	6.50%, due 4/1/20	7,692
2,384	6.00%, due 5/15/21	2,458
		32,343
Managed Care 0.2%
6,640	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	7,047	(e)

Media Content 2.7%
	Gannett Co., Inc.
12,430	5.13%, due 10/15/19	12,741
4,540	5.13%, due 7/15/20	4,699
	Gray Television, Inc.
7,100	5.13%, due 10/15/24	6,976	(e)
2,355	5.88%, due 7/15/26	2,340	(e)
	iHeartCommunications, Inc.
3,478	6.88%, due 6/15/18	2,539
4,070	9.00%, due 12/15/19	3,406
31,898	11.25%, due 3/1/21	24,960
5,535	7.25%, due 10/15/27	2,380
	Netflix, Inc.
4,930	5.50%, due 2/15/22	5,281
4,585	4.38%, due 11/15/26	4,499	(e)
1,485	Nexstar Escrow Corp., 5.63%, due 8/1/24	1,483	(e)
	Sirius XM Radio, Inc.
12,180	4.25%, due 5/15/20	12,363	(e)
5,455	4.63%, due 5/15/23	5,475	(e)
3,750	6.00%, due 7/15/24	3,991	(e)
	Univision Communications, Inc.
10,349	6.75%, due 9/15/22	10,854	(e)
7,450	5.13%, due 5/15/23	7,399	(e)
		111,386
Medical Products 0.9%
6,865	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, due 6/15/21	5,938	(e)
	Fresenius Medical Care US Finance II, Inc.
8,050	6.50%, due 9/15/18	8,533	(e)
5,680	5.63%, due 7/31/19	6,063	(e)
9,680	4.13%, due 10/15/20	9,922	(e)
2,825	5.88%, due 1/31/22	3,051	(e)
3,505	4.75%, due 10/15/24	3,549	(e)
		37,056
Metals - Mining Excluding Steel 3.3%
5,190	Alcoa, Inc., 5.13%, due 10/1/24	5,391
4,120	Anglo American Capital PLC, 4.45%, due 9/27/20	4,264	(e)
	First Quantum Minerals Ltd.
23,945	7.00%, due 2/15/21	24,484	(e)
12,980	7.25%, due 5/15/22	13,272	(e)
11,390	FMG Resources (August 2006) Pty Ltd., 9.75%, due 3/1/22	13,212	(e)
	Freeport-McMoRan, Inc.
9,935	2.38%, due 3/15/18	9,905
2,780	4.00%, due 11/14/21	2,710
11,230	3.88%, due 3/15/23	10,360
12,035	5.40%, due 11/14/34	10,512
	Hudbay Minerals, Inc.
4,220	7.25%, due 1/15/23	4,463	(e)
8,080	7.63%, due 1/15/25	8,646	(e)
	Novelis Corp.
4,110	6.25%, due 8/15/24	4,341	(e)
9,590	5.88%, due 9/30/26	9,770	(e)
	Teck Resources Ltd.
4,385	4.75%, due 1/15/22	4,495
7,240	6.25%, due 7/15/41	7,439
		133,264
Oil Field Equipment & Services 0.5%
	Precision Drilling Corp.
5,250	6.63%, due 11/15/20	5,368
8,830	6.50%, due 12/15/21	9,073
7,820	5.25%, due 11/15/24	7,683
		22,124
Packaging 1.7%
13,115	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, due 2/15/25	13,197	(e)
	Ball Corp.
3,010	4.38%, due 12/15/20	3,163
8,730	5.00%, due 3/15/22	9,189
	Berry Plastics Corp.
5,030	6.00%, due 10/15/22	5,326
5,825	5.13%, due 7/15/23	5,960
14,254	BWAY Holding Co., 9.13%, due 8/15/21	15,323	(e)
	Reynolds Group Issuer, Inc.
1,555	5.75%, due 10/15/20	1,601
3,808	6.88%, due 2/15/21	3,904
12,375	5.13%, due 7/15/23	12,684	(e)
		70,347
Personal & Household Products 0.8%
	Energizer Holdings, Inc.
4,445	4.70%, due 5/19/21	4,673
20,825	4.70%, due 5/24/22	21,483
1,760	Prestige Brands, Inc., 6.38%, due 3/1/24	1,835	(e)
4,195	Spectrum Brands, Inc., 5.75%, due 7/15/25	4,383
		32,374
Pharmaceuticals 3.1%
26,560	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	22,244	(e)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
13,495	6.00%, due 7/15/23	11,504	(e)
10,875	6.00%, due 2/1/25	8,918	(e)
4,530	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	4,802	(e)
4,310	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	3,712	(e)
	Valeant Pharmaceuticals Int'l, Inc.
27,055	5.50%, due 3/1/23	20,494	(e)
60,145	5.88%, due 5/15/23	45,785	(e)
11,085	6.13%, due 4/15/25	8,300	(e)
		125,759
Printing & Publishing 1.3%
	R.R. Donnelley & Sons Co.
21,665	7.63%, due 6/15/20	22,965
11,485	7.88%, due 3/15/21	12,318
619	7.00%, due 2/15/22	614
8,730	6.50%, due 11/15/23	8,535
10,265	6.00%, due 4/1/24	9,752
		54,184
Recreation & Travel 1.3%
11,845	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 3/15/21	12,205
	NCL Corp. Ltd.
6,245	4.63%, due 11/15/20	6,386	(e)
11,640	4.75%, due 12/15/21	11,727	(e)
9,585	Royal Caribbean Cruises Ltd., 5.25%, due 11/15/22	10,352
10,385	Six Flags Entertainment Corp., 5.25%, due 1/15/21	10,671	(e)
		51,341
Restaurants 0.3%
4,231	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	4,342	(e)
6,600	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	6,677	(e)
		11,019
Software - Services 2.9%
	First Data Corp.
10,585	7.00%, due 12/1/23	11,220	(e)
10,085	5.00%, due 1/15/24	10,186	(e)
12,735	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	13,085	(e)(f)
	MSCI, Inc.
12,685	5.25%, due 11/15/24	13,148	(e)
9,250	5.75%, due 8/15/25	9,799	(e)
	Nuance Communications, Inc.
4,044	5.38%, due 8/15/20	4,145	(e)
15,180	6.00%, due 7/1/24	15,522	(e)
11,610	Open Text Corp., 5.88%, due 6/1/26	12,161	(e)
12,525	Rackspace Hosting, Inc., 8.63%, due 11/15/24	12,995	(e)
15,746	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	15,155	(e)
2,604	Syniverse Holdings, Inc., 9.13%, due 1/15/19	2,370
		119,786
Specialty Retail 1.2%
7,215	Hanesbrands, Inc., 4.88%, due 5/15/26	7,107	(e)
6,000	L Brands, Inc., 5.63%, due 10/15/23	6,240
4,775	Liberty Media Corp., 8.50%, due 7/15/29	5,300
2,135	Penske Automotive Group, Inc., 5.38%, due 12/1/24	2,146
7,936	PetSmart, Inc., 7.13%, due 3/15/23	7,797	(e)
	QVC, Inc.
10,075	5.13%, due 7/2/22	10,512
9,105	5.45%, due 8/15/34	8,316
		47,418
Steel Producers - Products 1.0%
34,715	ArcelorMittal, 8.00%, due 10/15/39	38,620

Support - Services 2.7%
21,555	Acosta, Inc., 7.75%, due 10/1/22	18,914	(e)
8,295	ADT Corp., 4.88%, due 7/15/32	6,677	(e)
14,345	AECOM, 5.88%, due 10/15/24	15,457
14,330	Aramark Services, Inc., 5.13%, due 1/15/24	14,975	(e)
4,180	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 4/1/23	4,055
13,255	Hertz Corp., 5.50%, due 10/15/24	11,134	(e)
17,653	IHS Markit Ltd., 5.00%, due 11/1/22	18,293	(e)
	Iron Mountain, Inc.
5,685	6.00%, due 8/15/23	6,026
9,389	5.75%, due 8/15/24	9,530
3,995	United Rental N.A., Inc., 5.75%, due 11/15/24	4,220
		109,281
Technology Hardware & Equipment 2.4%
11,180	CommScope Technologies Finance LLC, 6.00%, due 6/15/25	11,914	(e)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5,815	5.88%, due 6/15/21	6,134	(e)
6,625	6.02%, due 6/15/26	7,152	(e)
25,060	EMC Corp., 1.88%, due 6/1/18	24,931
4,110	Riverbed Technology, Inc., 8.88%, due 3/1/23	4,367	(e)
35,945	Western Digital Corp., 10.50%, due 4/1/24	42,370	(e)
		96,868
Telecom - Satellite 0.4%
5,844	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	6,282
	Intelsat Luxembourg SA
13,030	7.75%, due 6/1/21	4,528
13,575	8.13%, due 6/1/23	4,514
		15,324
Telecom - Wireless 5.1%
	Sprint Corp.
17,354	7.25%, due 9/15/21	18,569
33,645	7.88%, due 9/15/23	36,777
27,290	7.13%, due 6/15/24	28,791
	Sprint Nextel Corp.
6,250	9.00%, due 11/15/18	6,844	(e)
31,490	6.00%, due 11/15/22	32,041
	T-Mobile USA, Inc.
8,195	6.54%, due 4/28/20	8,430
6,000	6.25%, due 4/1/21	6,217
6,750	6.63%, due 4/28/21	7,037
11,880	6.13%, due 1/15/22	12,563
3,680	6.73%, due 4/28/22	3,827
13,595	6.00%, due 3/1/23	14,377
	Wind Acquisition Finance SA
21,185	4.75%, due 7/15/20	21,556	(e)
10,245	7.38%, due 4/23/21	10,654	(e)
		207,683
Telecom - Wireline Integrated & Services 4.3%
	CenturyLink, Inc.
8,215	Ser. S, 6.45%, due 6/15/21	8,728
5,400	Ser. W, 6.75%, due 12/1/23	5,555
23,437	Citizens Communications Co., 9.00%, due 8/15/31	20,207
11,245	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, due 10/15/23	12,201
24,705	Embarq Corp., 8.00%, due 6/1/36	24,026
6,730	Equinix, Inc., 5.88%, due 1/15/26	7,141
	Frontier Communications Corp.
3,770	8.50%, due 4/15/20	4,017
6,650	6.25%, due 9/15/21	6,218
2,105	10.50%, due 9/15/22	2,201
3,195	7.13%, due 1/15/23	2,860
5,145	7.63%, due 4/15/24	4,540
27,285	11.00%, due 9/15/25	27,592
	Level 3 Financing, Inc.
7,665	5.38%, due 8/15/22	7,914
4,125	5.13%, due 5/1/23	4,156
3,655	5.38%, due 1/15/24	3,702
12,135	Telecom Italia Capital SA, 6.00%, due 9/30/34	11,953
15,054	U.S. West Communications Group, 6.88%, due 9/15/33	14,615
4,690	Windstream Corp., 7.50%, due 6/1/22	4,538
2,780	Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 1/15/27	2,843	(e)
		175,007
Theaters & Entertainment 0.4%
6,475	AMC Entertainment Holdings, Inc., 5.75%, due 6/15/25	6,686
9,256	Regal Entertainment Group, 5.75%, due 3/15/22	9,626
		16,312

	Total Corporate Bonds (Cost $3,421,588)	3,579,488

NUMBER OF SHARES

Short-Term Investment 3.5%

Investment Company 3.5%
144,041,558	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $144,042)	144,042	(k)(l)

	Total Investments 99.6% (Cost $3,890,930)	4,051,847	##

	Other Assets Less Liabilities 0.4%	17,006

	Net Assets 100.0%	$4,068,853
(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Illiquid security.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $1,456,354,000 or 35.7% of net assets for the Fund. Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Payment-in-kind (PIK) security.
(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2017.

(h)
Security fair valued as of January 31, 2017 in accordance with procedures approved by the Board of Trustees (the “Board”). Total value of all such securities at January 31, 2017, amounted to approximately $1,000, which represents approximately 0.0% of net assets of the Fund.

(i)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

(j)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $33,384,000, which represents 0.8% of net assets of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2017.
(l)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $144,042,000.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Health Care	$—	$21,105	$4,371	$25,476
Leisure Goods - Activities - Movies	—	—	3,116	3,116
Other Loan Assignments(a)	—	299,725	—	299,725
Total Loan Assignments	—	320,830	7,487	328,317
Corporate Bonds
Chemicals	—	16,401	1	16,402
Other Corporate Bonds(a)	—	3,563,086	—	3,563,086
Total Corporate Bonds		3,579,487	1	3,579,488
Short-Term Investment	—	144,042	—	144,042
Total Investments	$—	$4,044,359	$7,488	$4,051,847

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments(a)
Heath Care	$—	$—	$—	$(22)	$4,400	$(7)	$—	$—	$4,371	$(22)
Leisure Goods – Activities – Movies	—	1	5	21	—	(351)	3,440	—	3,116	21
Radio & Television	7,604	—	—	—	—	—	—	(7,604)	—	—
Corporate Bonds(b)
Chemicals	—	—	—	—	—	—	1	—	1	—
Total	$7,604	$1	$5	$(1)	$4,400	$(358)	$3,441	$(7,604)	$7,488	$(1)

(a)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose the inputs used in formulating such quotation.

(b)	Securities categorized as Level 3 are valued based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $7,604,000 was transferred from Level 3 to Level 2. Also, $3,441,000 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3), a single broker quote (Level 3), or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2017, the Fund had no transfers between Levels 1 and 2.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes 97.7%

Alabama 3.4%
$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$308
2,400	Mobile IDB Poll. Ctrl. Rev. (Alabama Pwr. Barry Plant), Ser. 2009, 0.68%, due 6/1/34	2,400	(a)
500	Phenix City IDB Env. Imp. Rev. Ref. (Meadwestvaco Coated Board Proj.), Ser. 2012-A, 4.13%, due 5/15/35	484
		3,192
Alaska 4.3%
4,040	Valdez Marine Term. Ref. Rev. (Exxon Pipeline Co. Proj.), Ser. 1993, 0.58%, due 12/1/33	4,040	(a)

American Samoa 0.2%
200	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	190

Arizona 5.3%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	511	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	836	(a)
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/25	1,347
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	470	(b)(c)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	265	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	525
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	534
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	496	(b)
		4,984
California 8.7%
1,600	California Hlth. Facs. Fin. Au. Rev. (Hosp. Adventist Hlth. Sys.), Ser. 1998-B, (LOC: U.S. Bank), 0.54%, due 9/1/28	1,600	(a)
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	255	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	501
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	511	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	410	(b)
1,130	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/27	1,076
200	California St. G.O. Ref., Ser. 2015, 5.00%, due 8/1/29	233
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	479	(b)(c)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	489	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	627	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	393	(b)
	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.)
130	Ser. 2015, 4.25%, due 9/1/21	138
145	Ser. 2015, 4.50%, due 9/1/25	156
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	401
250	Los Angeles Co. Pub. Works Fin. Au. Lease Rev., Ser. 2016-D, 4.00%, due 12/1/40	253
250	Murrieta Valley Unified Sch. Dist. G.O. (Election 2014), Ser. 2015-A, (AGM Insured), 0.00%, due 9/1/31	139
500	Palomar Hlth. Ref. Rev., Ser. 2016, 5.00%, due 11/1/36	523
		8,184
Colorado 3.8%
500	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	481
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/27	1,121
500	Erie Highlands Metropolitan District Number 1 G.O., Ser. 2015, 5.75%, due 12/1/45	473
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	474
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/34	267
250	Ser. 2015-A, 5.00%, due 12/1/35	266
500	Ser. 2015-A, 5.00%, due 12/1/45	525
		3,607
Connecticut 0.7%
240	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Church Home of Hartford, Inc. Proj.), Ser. 2016-A, 5.00%, due 9/1/46	226	(b)
395	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	389	(b)
		615
District of Columbia 1.5%
500	Dist. of Columbia Rev. (Howard Univ.), Ser. 2011-A, 6.25%, due 10/1/23	531
950	Dist. of Columbia Std. Dorm. Rev. (Provident Group-Howard Properties), Ser. 2013, 5.00%, due 10/1/45	844
		1,375
Florida 3.4%
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	600
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	458	(b)
250	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.00%, due 6/1/30	241	(b)(c)
500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%, due 6/1/45	496	(b)
470	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	458
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	410
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	521
		3,184
Georgia 1.5%
750	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Vlg Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	678	(b)(c)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	298	(b)(c)
445	Private Colleges & Univ. Au. Rev. (Mercer Univ. Proj.), Ser. 2015, 4.25%, due 10/1/35	435
		1,411
Hawaii 0.8%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/35	242
500	Ser. 2015, 5.00%, due 1/1/45	462	(b)
		704
Illinois 8.3%
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	244
1,000	Ser. 2009-C, 5.00%, due 1/1/27	981
180	Ser. 2009-C, 5.00%, due 1/1/40	165
400	Ser. 2011-A, 5.00%, due 1/1/40	367
	Chicago O'Hare Int'l Arpt. Rev. Ref.
200	Ser. 2015-A, 5.00%, due 1/1/28	222
100	Ser. 2015-A, 5.00%, due 1/1/34	107
500	Chicago Ref. G.O., Ser. 2002-B, 5.25%, due 1/1/28	490
475	Chicago Transit Au. Sales Tax Receipts Rev., Ser. 2010-A, 5.00%, due 12/1/17	487
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	169
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	525
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	397	(b)
250	Illinois Fin. Au. Rev. Ref. (Plymouth Place), Ser. 2015, 5.00%, due 5/15/37	254
	Illinois St. G.O.
225	Ser. 2006, 5.50%, due 1/1/30	240
250	Ser. 2009, 5.25%, due 4/1/28	255
40	Ser. 2013, 5.00%, due 7/1/23	42
450	Ser. 2014, 5.00%, due 2/1/24	472
450	Ser. 2014, 5.00%, due 2/1/39	446
750	Ser. 2016, 4.00%, due 6/1/37	626
500	Illinois St. Hsg. Dev. Au. Rev., Ser. 2016-A, 3.45%, due 10/1/36	462
725	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	814
		7,765
Indiana 0.8%
735	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	767
Iowa 0.9%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	385
500	People's Mem. Hosp. Buchanan Co. Hosp. Rev., Ser. 2016, 1.50%, due 12/1/18	496
		881
Kentucky 1.6%
145	Breckinridge Co. Pub. Properties Corp. First Mtge. Rev. (Justice Ctr. Proj.), Ser. 2010, 3.00%, due 2/1/17	145
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	405
500	Kentucky Econ. Dev. Fin. Au. Hlth. Care Rev. Ref. (Baptist Life Comm. Proj.), Ser. 2016-A, 5.50%, due 11/15/27	479
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	469
		1,498
Louisiana 1.4%
750	Louisiana Pub. Facs. Au. Rev. (Archdiocese of New Orleans Proj.), Ser. 2007, (AGC Insured), 4.50%, due 7/1/37	749
555	New Orleans Swr.age Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	597
		1,346
Maine 0.7%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	470
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	184	(a)(b)
		654
Maryland 0.4%
400	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Pre-Refunded 4/1/17, Ser. 2007-A, 5.25%, due 4/1/33	403

Massachusetts 1.6%
400	Massachusetts St. Dev. Fin. Agcy. Rev. (Bentley Univ.), Ser. 2016, 4.00%, due 7/1/35	406
1,000	Massachusetts St. Ed. Fin. Au. Rev. (Ed. Loan Rev.), Ser. 2014, 5.00%, due 1/1/27	1,099
		1,505
Michigan 2.9%
	Michigan St. Hsg. Dev. Au. Rev.
250	Ser. 2016-A, 3.35%, due 12/1/31	245
1,000	Ser. 2016-C, 2.15%, due 6/1/23	952
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
1,000	Warren Cons. Sch. Dist. Ref. G.O., Ser. 2016-A, 5.00%, due 5/1/27	1,152
		2,749
Minnesota 0.8%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	469
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	306
		775
Mississippi 2.1%
2,000	Jackson Co. Port Fac. Rev. Ref. (Chevron USA, Inc. Proj.), Ser. 1993, 0.59%, due 6/1/23	2,000	(a)

Missouri 2.3%
500	Kansas City Ind. Dev. Au. Sr. Living Facs. Ref. Rev. (Kansas City United Methodist Retirement Home, Inc.), Ser. 2016, 6.00%, due 11/15/46	477	(b)
750	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2008-B-2, (LOC: Wells Fargo Bank N.A.), 0.58%, due 10/1/35	750	(a)
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/30	255
390	Ser. 2015-A, 5.00%, due 8/15/35	382
355	Ser. 2015-A, 5.13%, due 8/15/45	342
		2,206
Nevada 0.8%
240	Clark Co. Arpt. Ref. Rev. (Junior Sub Lien Notes), Ser. 2015-B, 3.00%, due 7/1/17	242
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	499	(b)
		741
New Jersey 5.6%
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	196	(b)
	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction)
1,000	Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	1,072
500	Ser. 2014-PP, 5.00%, due 6/15/19	522
250	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey), Ser. 2016-F, 4.00%, due 7/1/35	251
	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.)
500	Ser. 2016-A, 3.88%, due 7/1/39	460
500	Ser. 2016-A, 5.00%, due 7/1/39	538
870	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	926
750	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-2, 5.00%, due 6/15/21	774
500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	536
		5,275
New Mexico 0.5%
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	499	(b)(c)
New York 2.8%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	190
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	404
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	518
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	251	(b)
1,000	Westchester Co. Local Dev. Corp. Ref. Rev. (Westchester Med. Ctr.), Ser. 2016, 3.75%, due 11/1/37	890
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	391	(b)
		2,644
North Carolina 0.7%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	253
345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	359
		612
North Dakota 1.1%
1,020	Williston Sales Tax Rev., Ser. 2011-B, 2.75%, due 5/1/19	997

Ohio 2.9%
3,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	2,742

Oklahoma 0.4%
400	Oklahoma St. Dev. Fin. Au. First Mtge. Rev. (Sommerset Proj.), Ser. 2015, 5.00%, due 7/1/35	409

Oregon 0.5%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	481

Pennsylvania 2.8%
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/35	239
150	Ser. 2015, 5.50%, due 7/1/45	142
350	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	367
250	Montgomery Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Albert Einstein Heath Care Network), Ser. 2015-A, 5.25%, due 1/15/36	265
	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP)
750	Ser. 2015, 5.00%, due 6/30/18	784
750	Ser. 2016-C, 5.00%, due 12/31/38	792
		2,589
Rhode Island 1.6%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/25	243
275	Ser. 2016-1-C, 2.85%, due 10/1/25	262
280	Ser. 2016-1-C, 2.95%, due 4/1/26	268
285	Ser. 2016-1-C, 3.00%, due 10/1/26	273
500	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Homeownership Opportunity), Ser. 2016-67-C, 3.25%, due 4/1/30	461
		1,507
South Carolina 0.6%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	518

Tennessee 0.7%
800	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/21	620	(b)

Texas 8.5%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	716
	Board of Managers Joint Guadalupe Co.-City of Seguin Hosp. Mtge. Ref. Rev.
300	Ser. 2015, 5.00%, due 12/1/21	322
400	Ser. 2015, 5.25%, due 12/1/35	419
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	401
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	418
400	Mesquite Hlth. Fac. Dev. Corp. Ref. Rev. (Christian Care Centers, Inc. Proj.), Ser. 2016, 5.00%, due 2/15/35	409
750	Mission Econ. Dev. Corp. Rev. (Sr. Lien-Natgasoline Proj.), Ser. 2016-B, 5.75%, due 10/1/31	776	(b)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	281	(b)(c)
750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	727
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Caridinal Bay, Inc. VIillage On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	518
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	519
750	Red River Ed. Fin. Corp. Higher Ed. Ref. Rev. (St. Edward's Univ. Proj.), Ser. 2016, 4.00%, due 6/1/36	713
400	Tarrant Co. Cultural Ed. Fac. Rev. (Buckingham Sr. Living Comm. Proj.), Ser. 2015-B-1, 4.50%, due 11/15/21	401
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	524
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	805
		7,949
Utah 0.5%
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	516	(b)

Vermont 0.4%
380	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/28	377

Virgin Islands 0.5%
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	140
430	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.75%, due 10/1/37	333
		473
Virginia 0.6%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/35	397	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	210	(b)
		607
Washington 0.5%
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Beyview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	489	(b)

West Virginia 1.0%
960	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/26	907

Wisconsin 7.3%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	410	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	300	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	743
1,000	Pub. Fin. Au. Hsg. Rev. (Dogwood Hsg., Inc. Southeast Portfolio Proj.), Ser. 2016-A, 4.25%, due 12/1/51	871
750	Pub. Fin. Au. Hsg. Rev. (SAP Utah Portfolio), Ser. 2016-A, 3.75%, due 7/1/36	652
1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,118
250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	244
750	Pub. Fin. Au. Multi-Family Hsg. Rev. (Estates Crystal Bay & Woodheven Park Apts. Proj.), Ser. 2016-A, 4.00%, due 12/1/36	700
	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missori Portfolio)
520	Ser. 2015-A, 3.00%, due 12/1/21	513
950	Ser. 2015-A, 4.75%, due 12/1/35	939
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	378
		6,868
	Total Investments 97.7% (Cost $94,494)	91,855	##

	Other Assets Less Liabilities 2.3%	2,125

	Net Assets 100.0%	$93,980

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $15,289,000, or 16.3% of net assets for the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

(c)	Illiquid security.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$91,855	$—	$91,855
Total Investments	$—	$91,855	$—	$91,855

(a)    The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes 99.3%

Alabama 3.2%
$700	Mobile IDB Rev. (Alabama Pwr. Co. Barry Plant), Ser. 2009, 0.68%, due 6/1/34	$700	(a)
5,660	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.96%, due 11/1/35	5,660	(a)
		6,360
Alaska 3.4%
2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,453
2,100	Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 0.58%, due 12/1/33	2,100	(a)
2,200	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-B, 0.58%, due 12/1/33	2,200	(a)
		6,753
Arizona 0.5%
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/24	1,041

Arkansas 0.5%
910	Fort Smith Wtr. & Swr. Rev. Ref., Ser. 2016, (BAM Insured), 5.00%, due 10/1/25	1,071

California 5.3%
	California G.O. Ref.
2,000	Ser. 2013, 5.00%, due 11/1/25	2,348	(b)
1,375	Ser. 2015, 5.00%, due 8/1/26	1,638
400	California Hlth. Facs. Fin. Au. Rev. (Hosp. Adventist Hlth. Sys.), Ser. 1998-B (LOC: U.S. Bank), 0.54%, due 9/1/28	400	(a)
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,045	(a)
	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.)
400	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	452
250	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	281
20	Hawthorne Cert. of Participation Ref., Ser. 2016-A, (BAM Insured), 4.00%, due 8/1/28	22
1,200	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	1,281
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,079
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/26	544
645	Ser. 2012-B, 0.00%, due 8/1/27	453
		10,543
Colorado 0.8%
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/25	1,091
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	552
		1,643
Connecticut 1.0%
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/29 Putable 2/3/20	1,999	(a)(c)

District of Columbia 0.5%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/21	519
350	Ser. 2011-A, 5.00%, due 10/1/22	401
		920
Florida 7.6%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	736
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,095
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,422
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,430	(a)
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,033
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,085
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,143
1,000	Palm Beach Co. Public Impt. Ref. Rev., Ser. 2016, 5.00%, due 5/1/29	1,183
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,255	Ser. 2010, 5.00%, due 5/1/22	1,290
1,580	Ser. 2010, 5.00%, due 5/1/23	1,615
855	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	860
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,325
		15,217
Georgia 3.5%
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,006	(a)
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,880
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,195
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,211
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	501	(a)
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
500	Ser. 2014, 5.00%, due 4/1/22	550
540	Ser. 2014, 5.00%, due 4/1/25	604
		6,947
Illinois 5.9%
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,586
	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim)
1,000	Ser. 2013-C, 5.35%, due 12/1/29	1,077
1,195	Ser. 2013-C, 5.63%, due 12/1/32	1,290
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,159
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	532
	Illinois St. G.O.
1,000	Ser. 2013, 5.50%, due 7/1/25	1,063
1,000	Ser. 2014, 4.00%, due 2/1/23	998
250	Ser. 2016, 4.00%, due 6/1/37	209
1,000	Illinois St. G.O. Ref., Ser. 2012, 5.00%, due 8/1/21	1,055
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	518
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	547
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/27	1,004
665	Ser. 2014, 5.00%, due 12/1/28	732
		11,770
Indiana 5.2%
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	504
795	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	816	(a)
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,234	(a)
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21 Pre-Refunded 2/1/19	1,738
	Indiana St. Muni. Pwr. Agcy. Ref. Rev.
940	Ser. 2010-B, 5.00%, due 1/1/22	1,054
500	Ser. 2016-C, 5.00%, due 1/1/27	585
2,100	Lafayette Sch. Corp. G.O., Ser. 2016, 4.00%, due 1/15/19	2,213
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,196	(a)
		10,340
Iowa 0.1%
300	Iowa St. Fin. Au. Poll. Ctrl. Facs. Rev. Ref. (Midamerican Energy Co.), Ser. 2008-B, 0.69%, due 5/1/23	300	(a)

Kentucky 1.8%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/42 Putable 9/1/2019	1,963	(a)
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,611
		3,574
Louisiana 0.5%
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	424
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	571
		995
Maryland 1.4%
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/25	2,850

Massachusetts 1.4%
945	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	1,001
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	327
1,150	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2016-B, 5.00%, due 11/15/26	1,396
		2,724
Michigan 1.2%
425	L'Anse Creuse Pub. Schs. G.O. Ref., Ser. 2015, 5.00%, due 5/1/21	478
2,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/25	1,909
		2,387
Minnesota 4.2%
750	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	890
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,272
5,400	Rochester Hlth. Care Facs. Rev. (Mayo Clinic), Ser. 2008-B, (LOC: Northern Trust Co.), 0.62%, due 11/15/38	5,400	(a)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	811
		8,373
Mississippi 2.4%
600	Jackson Co. Port Fac. Rev. Ref.(Chevron, U.S.A., Inc. Proj.), Ser. 1993, 0.59%, due 6/1/23	600	(a)
	Mississippi Dev. Bank Spec. Oblig.
530	Ser. 2010-D, 5.00%, due 8/1/22 Pre-Refunded 8/1/2020	593
515	Ser. 2010-D, 5.00%, due 8/1/22	572
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,477
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,585
		4,827
Missouri 0.6%
1,180	Missouri St. Hlth. & Ed. Facs. Au. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 0.58%, due 7/1/32	1,180	(a)
Nevada 0.4%
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	859
New Jersey 4.0%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	158
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,046
1,500	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey Issue), Ser. 2015-G, 5.00%, due 7/1/22	1,715
900	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	955
2,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. (Aspen Riverpark Apts. Proj.), Ser. 2016-N, 1.20%, due 10/1/19 Putable 7/1/2018	1,992	(a)
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,064
	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.)
360	Ser. 2013, 3.00%, due 6/15/20	376
370	Ser. 2013, 3.00%, due 6/15/21	388
295	Ser. 2013, 4.00%, due 6/15/23	325
		8,019
New York 10.7%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	446	(b)
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	955
	Long Beach, G.O.
485	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	527
500	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	545
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	568
1,000	Metropolitan Trans. Au. Rev. Ref., Ser. 2016-A2, 4.00%, due 11/15/17	1,024
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,065
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	1,959
2,250	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen.), Ser. 2010-DD-3B, (LOC: State Street Bank & Trust Co.), 0.62%, due 6/15/43	2,250	(a)
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,250
2,250	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2016-A-1, 4.00%, due 5/1/31	2,406
1,030	New York City Transitional Fin. Au. Rev. Ref. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/26	1,221
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	947
1,125	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	1,342
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,161
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	803
775	Niagara Falls G.O. Ref., Ser. 2016, 4.00%, due 5/15/19	814
1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,014
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,180
		21,477
North Carolina 4.3%
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	670
4,540	North Carolina Med. Care Commission Hosp. Rev. (Moses Cone Hlth. Sys.), Ser. 2001-A (LOC: Harris Trust & Savings Bank), 0.64%, due 10/1/35	4,540	(a)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	704
2,000	Wake Co. Ltd. Oblig. Ref. Rev., Ser. 2016-A, 5.00%, due 12/1/28	2,408
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20 Pre-Refunded 6/1/18	311
		8,633
Ohio 0.5%
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	944

Oklahoma 1.2%
1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,078
1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,358
		2,436
Pennsylvania 3.9%
	Pennsylvania St. G.O.
2,120	Ser. 2016, 4.00%, due 2/1/30	2,221
1,000	Ser. 2016, 4.00%, due 9/15/32	1,030
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	263
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,356	(b)
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,907
		7,777
Rhode Island 2.0%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	546
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,270
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	926
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,227
		3,969
South Carolina 1.5%
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	929
2,000	South Carolina St. Hsg. Fin. & Dev. Au. Multifamily Rev. Hsg. (Waters Mangolia Bay LP), Ser. 2015, 1.40%, due 1/1/19 Putable 9/1/17	2,000	(a)
		2,929
Tennessee 1.5%
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	1,980
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,104
		3,084
Texas 9.5%
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	773
	Garland Independent Sch. Dist. Ref. G.O.
500	Ser. 2016, 4.00%, due 2/15/30	541
500	Ser. 2016, 4.00%, due 2/15/31	535
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	396
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	233
2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	1,999	(a)(b)
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,212
2,050	Humble Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2015-A, 4.00%, due 2/15/28	2,206
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,459
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,449
590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	705
	Midlothian Ref. G.O.
1,400	Ser. 2016, 2.00%, due 8/15/18	1,420
1,430	Ser. 2016, 2.00%, due 8/15/19	1,456
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	170
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	214
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	214
225	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	240
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	234
	Texas A&M Univ. Perm. Univ. Fund Rev.
375	Ser. 2011, 3.00%, due 7/1/17	378
555	Ser. 2011, 3.00%, due 7/1/18	570
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,108
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	259
1,000	Texas St. Uni. Sys. Fin. Rev. Ref., Ser. 2017-A, 5.00%, due 3/15/22	1,150
		18,921
Utah 0.8%
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	509
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,179
		1,688
Vermont 0.3%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	698

Virginia 2.1%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,423
1,700	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	1,802
		4,225
Washington 4.9%
	Kent Ref. G.O.
900	Ser. 2016, 4.00%, due 12/1/29	954
1,000	Ser. 2016, 4.00%, due 12/1/30	1,053
1,055	King Co. Ref. G.O., Ser. 2015-E, 5.00%, due 12/1/27	1,265
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/28	235
250	Ser. 2016, 4.00%, due 12/1/29	270
375	Ser. 2016, 4.00%, due 12/1/30	402
1,430	Seattle Ref. G.O., Ser. 2016-A, 4.00%, due 4/1/29	1,561
375	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	387
970	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	1,158
495	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	527
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/29	865
975	Ser. 2016, 4.00%, due 12/1/30	1,045
		9,722
Wisconsin 0.7%
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	526
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	988
		1,514
	Total Investments 99.3% (Cost $197,446)	198,709	##

	Other Assets Less Liabilities 0.7%	1,364

	Net Assets 100.0%	$200,073

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $6,703,000.
(c)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $1,999,000, which represents 1.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$198,709	$—	$198,709
Total Investments	$—	$198,709	$—	$198,709

(a)	The Schedule of Investments provides a categorization by state for the portfolio.
As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes 99.2%

New York 99.2%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
$250	Ser. 2014-A, 4.00%, due 12/1/20	$269
100	Ser. 2014-A, 4.00%, due 12/1/21	109
225	Ser. 2014-A, 4.00%, due 12/1/22	245
175	Ser. 2014-A, 5.00%, due 12/1/23	201
250	Buffalo, G.O., Ser. 2016-A, 5.00%, due 4/1/28	294
	Build NYC Res. Corp. Ref. Rev.
425	Ser. 2015, 5.00%, due 6/1/22	486
475	Ser. 2015, 5.00%, due 6/1/24	551
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	266
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
100	Ser. 2015, 5.00%, due 6/1/21	112
200	Ser. 2015, 5.00%, due 6/1/22	228
50	Ser. 2015, 4.00%, due 6/1/24	54
175	Ser. 2015, 4.00%, due 6/1/25	190
	Dutchess Co. Local Dev. Corp. Rev.
225	Ser. 2014-A, 5.00%, due 7/1/21	252
150	Ser. 2014-A, 5.00%, due 7/1/22	170
135	Ser. 2014-A, 4.00%, due 7/1/23	147
115	Ser. 2014-A, 5.00%, due 7/1/25	132
	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.)
680	Ser. 2015-A, 5.00%, due 5/1/27	813
600	Ser. 2016-A, 5.00%, due 5/1/29	708
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
300	Ser. 2014, 5.00%, due 7/1/18	313
575	Ser. 2014, 5.00%, due 7/1/19	612
605	Ser. 2014, 5.00%, due 7/1/20	661
750	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	851
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	553
1,000	Metropolitan Trans. Au. Dedicated Tax Fund Ref. Rev., Ser. 2016-A, 5.25%, due 11/15/27	1,231
	Metropolitan Trans. Au. Rev.
1,120	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	1,227
90	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	99
290	Ser. 2008-C, 6.50%, due 11/15/28	317
1,250	Ser. 2013-A, 5.00%, due 11/15/27	1,427
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	415
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
100	Ser. 2014-A, 4.00%, due 6/1/17	101
100	Ser. 2014-A, 4.00%, due 6/1/18	104
115	Ser. 2014-A, 5.00%, due 6/1/20	126
50	Ser. 2014-A, 5.00%, due 6/1/22	56
100	Ser. 2014-A, 5.00%, due 6/1/23	114
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	516
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	343
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	533
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
415	Ser. 2014, 4.00%, due 7/1/18	429
300	Ser. 2014, 5.00%, due 7/1/27	334
	New Rochelle Ref. G.O.
475	Ser. 2013-A, 4.00%, due 3/15/18	491
350	Ser. 2013-A, 4.00%, due 3/15/19	370
105	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	105
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,092
	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.
1,600	Ser. 2007-BB-1, (LOC: Bank of Tokyo) 0.62%, due 6/15/36	1,600	(a)
1,290	Subser. 2014-BB-4, (LOC: Wells Fargo Bank N.A.), 0.60%, due 6/15/50	1,290	(a)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured-Fiscal)
650	Subser. 2016-A-1, 4.00%, due 5/1/30	696
750	Subser. 2016-A-1, 4.00%, due 5/1/31	802
1,100	Subser. 2016-A-1, 5.00%, due 5/1/33	1,271
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	326	(a)
350	New York Convention Center Dev. Corp. Rev. Ref. (Hotel Unit Fee Secured), Ser. 2015, 5.00%, due 11/15/22	406
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,235
500	New York St. Dorm. Au. Ref. Rev. (St. Personal Income Tax), Ser. 2016-D, 5.00%, due 2/15/27	602
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	481
1,505	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	1,511
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	820
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	579
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	551
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering)
500	Ser. 2012-1, 5.00%, due 7/1/20	558
1,150	Ser. 2012-1, 4.00%, due 7/1/22	1,259
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	225
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.)
275	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	324
2,000	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,377
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	592
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	545
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,615
500	New York St. Dorm. Au. Rev. St. Supported Debt (New York Univ.), Ser. 2016-A, 4.00%, due 7/1/41	513
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,321
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	487	(a)
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,681
	New York St. G.O.
1,100	Subser. 2013-D-3, 0.63%, due 8/1/38	1,100	(a)
300	Ser. 2016-B-1, 5.00%, due 12/1/29	353
1,915	New York St. G.O. (Prerefunded), Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	2,080
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	92
750	New York St. HFA Rev. (Affordable Hsg.), Ser. 2015-G, (SONYMA Insured), 1.35%, due 5/1/19	747
450	New York St. Thruway Au. Gen. Rev. (Junior Indebtness Oblig.), Ser. 2016-A, 4.00%, due 1/1/37	455
500	New York St. Urban Dev. Corp. Rev. Ref. (Personal Income Tax), Ser. 2016-A, 5.00%, due 3/15/28	593
690	Niagara Falls Pub. Wtr. Au. Wtr. & Swr. Sys. Rev. Ref., Ser. 2016-A, 5.00%, due 7/15/25	810
650	Niagara Falls Ref. G.O., Ser. 2016, 4.00%, due 5/15/19	682
710	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	787
	Orange Co. Funding Corp. Rev. (Mount St. Mary College)
735	Ser. 2012-B, 4.00%, due 7/1/23	789
695	Ser. 2012-B, 4.00%, due 7/1/24	740
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	381
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,693
170	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	201
	Suffolk Co. G.O. (Pub. Imp.)
500	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	516
330	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	339
500	Triborough Bridge & Tunnel Au. Rev., Ser. 2017-A, 5.00%, due 11/15/25	605
	Triborough Bridge & Tunnel Au. Rev. Ref.
320	Ser. 2016-A, 5.00%, due 11/15/46	361
1,500	Ser. 2013-A, 5.00%, due 11/15/27	1,727
1,000	TSASC Inc. Rev. Ref., Ser. 2017, 5.00%, due 6/1/28	1,136
950	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,121

	Total Investments 99.2% (Cost $58,516)	59,622	##

	Other Assets Less Liabilities 0.8%	504

	Net Assets 100.0%	$60,126

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$59,622	$—	$59,622
Total Investments	$—	$59,622	$—	$59,622

(a)	The Schedule of Investments provides a categorization by state for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 15.3%
	U.S. Treasury Notes
$2,370	0.88%, due 9/15/19	$2,339
9,610	1.00%, due 11/15/19	9,498
1,280	1.38%, due 12/15/19	1,277

	Total U.S. Treasury Obligations (Cost $13,185)	13,114

Mortgage-Backed Securities 22.8%

Collateralized Mortgage Obligations 1.5%
187	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	194	(a)
	GSMPS Mortgage Loan Trust
157	Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	175	(a)
763	Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	829	(a)
86	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.90%, due 6/19/34	83	(b)
		1,281
Commercial Mortgage-Backed 17.7%
	CD Mortgage Trust
831	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/49	820
500	Ser. 2017-CD3, Class X, 1.97%, due 2/10/50	500	(c)
	Citigroup Commercial Mortgage Trust
139	Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	139
828	Ser. 2016-C2, Class A1, 1.50%, due 8/10/49	818
1,364	Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	1,362
	Commercial Mortgage Pass-Through Certificates
882	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	880
180	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	180
394	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	394
516	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	515
283	Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	283
358	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	359
485	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	486
756	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	748
	GS Mortgage Securities Trust
787	Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	788	(b)
302	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	300
4	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	4
	Morgan Stanley Bank of America Merrill Lynch Trust
115	Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	115
651	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	646
616	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	607
	Wells Fargo Commercial Mortgage Trust
299	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	300
1,309	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,293
942	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	938
1,032	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	1,026
	WF-RBS Commercial Mortgage Trust
772	Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	770
889	Ser. 2014-C24, Class A1, 1.39%, due 11/15/47	887
		15,158
Fannie Mae 2.0%
Pass-Through Certificates

383	3.50%, due 10/1/25	400
770	3.00%, due 9/1/27	792
539	4.50%, due 4/1/39 – 5/1/44	578
		1,770
Freddie Mac 1.6%
Pass-Through Certificates

426	3.50%, due 5/1/26	445
534	3.00%, due 1/1/27	548
327	4.50%, due 11/1/39	352
		1,345

	Total Mortgage-Backed Securities (Cost $19,671)	19,554

Corporate Bonds 41.0%

Auto Manufacturers 3.7%
390	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	385	(a)
	Ford Motor Credit Co. LLC
930	4.25%, due 2/3/17	930
640	2.02%, due 5/3/19	634
1,245	General Motors Financial Co., Inc., 2.40%, due 5/9/19	1,241
		3,190
Banks 17.0%
675	American Express Centurion Bank, 6.00%, due 9/13/17	693
	Bank of America Corp.
1,500	2.00%, due 1/11/18	1,505
415	Ser. L, 2.60%, due 1/15/19	419
885	Capital One N.A., 2.35%, due 8/17/18	890
1,730	Citigroup, Inc., 2.05%, due 6/7/19	1,726
1,700	Goldman Sachs Group, Inc., 2.90%, due 7/19/18	1,724
1,355	JPMorgan Chase & Co., 2.25%, due 1/23/20	1,357
230	Mizuho Bank Ltd., 1.30%, due 4/16/17	230	(a)
1,730	Morgan Stanley, 2.45%, due 2/1/19	1,743
230	MUFG Americas Holdings Corp., 1.63%, due 2/9/18	230
875	National Australia Bank Ltd., 1.38%, due 7/12/19	860
845	U.S. Bank N.A., 1.45%, due 1/29/18	846
1,050	Wachovia Corp., 5.75%, due 6/15/17	1,067	(d)
1,275	Wells Fargo & Co., 1.40%, due 9/8/17	1,275
		14,565
Beverages 1.4%
890	Anheuser-Busch InBev Finance, Inc., 1.90%, due 2/1/19	892
275	Molson Coors Brewing Co., 1.45%, due 7/15/19	271
		1,163
Commercial Services 1.4%
	ERAC USA Finance LLC
650	2.75%, due 3/15/17	651	(a)
535	6.38%, due 10/15/17	553	(a)(e)
		1,204
Computers 2.1%
350	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/19	357	(a)
	Hewlett Packard Enterprise Co.
880	2.45%, due 10/5/17	885
515	2.85%, due 10/5/18	521
		1,763
Electric 1.0%
500	Alabama Power Co., 5.55%, due 2/1/17	500
240	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/19	237
160	Southern Co., 1.55%, due 7/1/18	159
		896
Machinery - Construction & Mining 1.1%
945	Caterpillar Financial Services Corp., 2.10%, due 1/10/20	947

Media 1.3%
	Thomson Reuters Corp.
1,000	1.30%, due 2/23/17	1,000
145	1.65%, due 9/29/17	145
		1,145
Oil & Gas 1.5%
	BP Capital Markets PLC
350	1.68%, due 5/3/19	348
915	2.52%, due 1/15/20	927
		1,275
Pharmaceuticals 1.9%
205	AbbVie, Inc., 1.80%, due 5/14/18	205
380	Mylan NV, 2.50%, due 6/7/19	378
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	632
460	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	452
		1,667
Pipelines 1.7%
	Enterprise Products Operating LLC
1,240	Ser. L, 6.30%, due 9/15/17	1,276
145	1.65%, due 5/7/18	145
		1,421
REITs 1.4%
1,200	Simon Property Group L.P., 1.50%, due 2/1/18	1,200	(a)

Retail 1.0%
830	CVS Health Corp., 1.90%, due 7/20/18	833

Telecommunications 4.5%
	AT&T, Inc.
545	1.70%, due 6/1/17	546
680	1.40%, due 12/1/17	679
550	2.30%, due 3/11/19	552
325	British Telecommunications PLC, 1.25%, due 2/14/17	325
	Verizon Communications, Inc.
500	3.65%, due 9/14/18	516
1,245	1.38%, due 8/15/19	1,232
		3,850

	Total Corporate Bonds (Cost $35,337)	35,119

Asset-Backed Securities 21.1%
865	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	865
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 1.01%, due 5/15/20	2,076	(b)
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 1.04%, due 9/16/19	675	(b)
	Capital One Multi-Asset Execution Trust
1,437	Ser. 2007-A2, Class A2, 0.85%, due 12/16/19	1,437	(b)
1,200	Ser. 2015-A6, Class A6, 1.14%, due 6/15/20	1,202	(b)
1,200	Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,189
161	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	161
	Chase Issuance Trust
1,000	Ser. 2013-A7, Class A, 1.20%, due 9/15/20	1,003	(b)
1,050	Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	1,037
	Citibank Credit Card Issuance Trust
1,100	Ser. 2013-A2, Class A2, 1.06%, due 5/26/20	1,101	(b)
1,000	Ser. 2013-A4, Class A4, 1.20%, due 7/24/20	1,004	(b)
1,110	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	1,101
	Ford Credit Auto Owner Trust
63	Ser. 2014-A, Class A3, 0.79%, due 5/15/18	63
870	Ser. 2017-A, Class A3, 1.67%, due 6/15/21	870
1,236	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,235
76	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	76
600	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/21	595
	Toyota Auto Receivables Owner Trust
646	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	646
1,030	Ser. 2016-D, Class A3, 1.23%, due 10/15/20	1,023
675	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	670	(a)

	Total Asset-Backed Securities (Cost $17,902)	18,029

NUMBER OF SHARES

Short-Term Investment 0.3%

Investment Company 0.3%
256,592	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $257)	257	(d)(f)

	Total Investments 100.5% (Cost $86,352)	86,073	##

	Other Assets Less Liabilities (0.5)%	(424)	(g)

	Net Assets 100.0%	$85,649

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $5,244,000 or 6.1% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(c)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $500,000, which represents 0.6% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities and/or futures contracts with a total value of approximately $1,324,000.
(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger.  The interest rate shown was the current rate as of January 31, 2017.

(f)	Represents 7-day effective yield as of January 31, 2017.
(g)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/31/2017	31 U.S. Treasury Note, 2 Year	Long	$(1,512)
Total			$(1,512)

At January 31, 2017, the notional value of futures for the Fund was $6,720,703 for long positions. The Fund had $18,755 deposited in a segregated account to cover margin requirements on open futures.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$13,114	$—	$13,114
Mortgage-Backed Securities(a)	—	19,554	—	19,554
Corporate Bonds(a)	—	35,119	—	35,119
Asset-Backed Securities	—	18,029	—	18,029
Short-Term Investment	—	257	—	257
Total Investments	$—	$86,073	$—	$86,073

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(2)	$—	$—	$(2)
Total	$(2)	$—	$—	$(2)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Loan Assignments(a) 8.1%

Aerospace & Defense 0.3%
$314	Transdigm Inc., First Lien Term Loan F, 3.77%, due 6/9/23	$313

All Telecom 0.5%
155	Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	153
255	Level 3 Financing, Inc., First Lien Term Loan B4, 4.00%, due 1/15/20	258
		411
Building & Development 0.4%
186	Jeld Wen, Inc., First Lien Term Loan B2, 4.75%, due 7/1/22	187
68	Ply Gem Industries, Inc., First Lien Term Loan B, 4.00%, due 1/30/21	69
92	Realogy Group, Term Loan, 3.27%, due 7/20/22	92
		348
Business Equipment & Services 0.7%
116	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/25/21	115
173	First Data Corporation, First Lien Term Loan B, 3.78%, due 3/24/21	174
79	Kar Auction Services, First Lien Term Loan B3, 4.50%, due 3/9/23	80
280	Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	281
		650
Cable & Satellite Television 0.1%
130	Neptune Finco Corp., First Lien Term Loan B, 3.77%, due 10/11/24	131

Chemicals & Plastics 0.2%
140	Dupont Performance Coatings, First Lien Term Loan B, 3.50%, due 2/1/23	141

Containers & Glass Products 0.4%
165	Reynolds Group, First Lien Term Loan, 4.25%, due 2/5/23	165	(b)(c)
175	SIG Combibloc Group, First Lien Term Loan B, 4.00%, due 3/12/22	176
		341
Drugs 0.2%
212	Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	213

Electronics - Electrical 0.4%
88	NXP Funding, First Lien Term Loan B, 3.27%, due 12/7/20	88
230	Rackspace Hosting Inc., First Lien Term Loan B, 5.00%, due 11/3/23	232
		320
Equipment Leasing 0.3%
295	Avolon, First Lien Term Loan B, due 1/19/22	299	(b)(c)

Food & Drug Retailers 0.3%
	Rite Aid Corp.
55	Second Lien Term Loan 1, 5.75%, due 8/21/20	55
200	Second Lien Term Loan 2, 4.88%, due 6/21/21	201
		256
Food Products 0.2%
250	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	224

Food Service 0.2%
164	Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/12/21	166

Health Care 0.9%
136	Air Medical Group Holding, First Lien Term Loan B, 4.25%, due 4/28/22	135
230	Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	232
304	Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	309
125	Team Health, Inc., First Lien Term Loan B, due 1/12/24	125	(b)(c)
		801
Leisure Goods - Activities - Movies 0.2%
159	Match Group Inc., First Lien Term Loan B, 4.20%, due 11/16/22	162

Lodging & Casinos 1.3%
152	CityCenter, First Lien Term Loan B, 3.50%, due 10/16/20	153
161	Graton Casino, First Lien Term Loan B, 4.52%, due 9/1/22	162
165	Hilton Worldwide, First Lien Term Loan B2, 3.27%, due 10/25/23	166	(b)(c)
194	MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/23/22	196
292	Station Casinos, First Lien Term Loan B, 3.25%, due 6/8/23	293
174	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	175
		1,145
Oil & Gas 0.1%
78	Energy Transfer Equity, First Lien Term Loan B, 3.39%, due 12/2/19	77

Radio & Television 0.3%
	Univision Communications Inc.
44	First Lien Term Loan C3, 4.00%, due 3/1/20	44
236	First Lien Term Loan C4, 4.00%, due 3/1/20	236
		280
Retailers (except food & drug) 0.7%
355	Bass Pro Shops, First Lien Term Loan B, 5.97%, due 12/16/23	344
155	BJS Wholesale Club Inc., First Lien Term Loan B, 4.75%, due 1/27/24	154
146	PetSmart, Inc., First Lien Term Loan B, 4.00%, due 3/10/22	145
		643
Utilities 0.4%
217	Calpine Corp., First Lien Term Loan B6, 4.00%, due 1/15/23	218
	Dynegy Holdings Inc.
19	First Lien Term Loan B2, 4.00%, due 4/23/20	19	(b)(c)
10	First Lien Term Loan C, due 6/27/23	10	(b)(c)
75	Texas Competitive, First Lien Term Loan B2, 4.02%, due 12/12/23	76
		323

	Total Loan Assignments (Cost $7,197)	7,244

Corporate Bonds 88.4%

Advertising 1.3%
225	Clear Channel Worldwide Holdings, Inc., Ser. B, 7.63%, due 3/15/20	226
115	Lamar Media Corp., 5.88%, due 2/1/22	119
760	Nielsen Co. Luxembourg S.a.r.l, 5.50%, due 10/1/21	788	(d)
		1,133
Auto Parts & Equipment 0.7%
105	Goodyear Tire & Rubber Co., 8.75%, due 8/15/20	125
220	IHO Verwaltungs GmbH, 4.13% Cash/4.88% PIK, due 9/15/21	221	(d)(e)
260	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	271	(d)
		617
Banking 3.3%
	Ally Financial, Inc.
350	3.60%, due 5/21/18	355
145	3.25%, due 11/5/18	146
150	8.00%, due 3/15/20	171
575	7.50%, due 9/15/20	652
285	4.25%, due 4/15/21	288
	CIT Group, Inc.
265	6.63%, due 4/1/18	279	(d)
720	3.88%, due 2/19/19	735
270	5.38%, due 5/15/20	287
		2,913
Building & Construction 4.1%
	CalAtlantic Group, Inc.
575	8.38%, due 5/15/18	617
260	6.63%, due 5/1/20	285
220	D.R. Horton, Inc., 3.63%, due 2/15/18	223	(f)
	Lennar Corp.
205	Ser. B, 12.25%, due 6/1/17	212
545	4.13%, due 12/1/18	558
325	4.50%, due 11/15/19	337
135	4.13%, due 1/15/22	136
295	Meritage Homes Corp., 7.15%, due 4/15/20	323
165	PulteGroup, Inc., 4.25%, due 3/1/21	169
335	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 4/15/21	344	(d)
420	Toll Brothers Finance Corp., 5.88%, due 2/15/22	457
		3,661
Building Materials 0.7%
230	Allegion US Holding Co., Inc., 5.75%, due 10/1/21	240
310	HD Supply, Inc., 5.25%, due 12/15/21	326	(d)
55	Vulcan Materials Co., 7.50%, due 6/15/21	65
		631
Cable & Satellite Television 5.6%
200	Altice Luxembourg SA, 7.75%, due 5/15/22	212	(d)
	CCO Holdings LLC/CCO Holdings Capital Corp.
295	5.25%, due 9/30/22	305
760	5.13%, due 2/15/23	789
305	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, due 9/15/20	313	(d)
	CSC Holdings LLC
645	7.88%, due 2/15/18	680
160	6.75%, due 11/15/21	174
500	10.13%, due 1/15/23	580	(d)
	DISH DBS Corp.
180	4.63%, due 7/15/17	182
625	4.25%, due 4/1/18	638
135	5.13%, due 5/1/20	139
845	Numericable-SFR SA, 6.00%, due 5/15/22	869	(d)
130	WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, due 7/15/19	137
		5,018
Chemicals 1.4%
240	Ashland, Inc., 3.88%, due 4/15/18	244
250	Huntsman Int'l LLC, 4.88%, due 11/15/20	258
425	NOVA Chemicals Corp., 5.25%, due 8/1/23	440	(d)
295	WR Grace & Co-Conn, 5.13%, due 10/1/21	309	(d)
		1,251
Consumer - Commercial Lease Financing 4.0%
310	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.25%, due 7/1/20	322
	Aircastle Ltd.
665	4.63%, due 12/15/18	690	(f)
505	7.63%, due 4/15/20	571
320	Int'l Lease Finance Corp., 4.63%, due 4/15/21	335
	Navient Corp.
735	5.50%, due 1/15/19	752
130	4.88%, due 6/17/19	131
	Park Aerospace Holdings Ltd.
380	5.25%, due 8/15/22	389	(d)(g)
380	5.50%, due 2/15/24	390	(d)(g)
		3,580
Discount Stores 0.5%
435	Dollar Tree, Inc., 5.25%, due 3/1/20	447

Electric - Generation 2.3%
545	Calpine Corp., 6.00%, due 1/15/22	569	(d)
385	Dynegy, Inc., 6.75%, due 11/1/19	395
1,050	NRG Energy, Inc., 6.25%, due 7/15/22	1,081
		2,045
Electric - Integrated 1.6%
245	IPALCO Enterprises, Inc., 3.45%, due 7/15/20	250
1,180	RJS Power Holdings LLC, 4.63%, due 7/15/19	1,141	(d)
		1,391
Electronics 1.9%
439	Amkor Technology, Inc., 6.63%, due 6/1/21	448
135	Micron Technology, Inc., 5.88%, due 2/15/22	140
	NXP BV/NXP Funding LLC
450	4.13%, due 6/15/20	466	(d)
200	4.13%, due 6/1/21	206	(d)
410	Zebra Technologies Corp., 7.25%, due 10/15/22	442
		1,702
Energy - Exploration & Production 4.1%
215	Antero Resources Corp., 5.38%, due 11/1/21	220
445	Bill Barrett Corp., 7.63%, due 10/1/19	443
220	Chesapeake Energy Corp., 6.63%, due 8/15/20	221
645	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, due 5/1/20	656	(f)
145	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	155	(d)
	Oasis Petroleum, Inc.
305	6.50%, due 11/1/21	312
125	6.88%, due 1/15/23	128
105	PDC Energy, Inc., 7.75%, due 10/15/22	112
590	Range Resources Corp., 5.75%, due 6/1/21	618	(d)
265	Sanchez Energy Corp., 7.75%, due 6/15/21	270
195	SM Energy Co., 6.50%, due 11/15/21	201
325	Whiting Petroleum Corp., 5.00%, due 3/15/19	331
		3,667
Food & Drug Retail 0.3%
170	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	177	(d)
110	Tesco PLC, 5.50%, due 11/15/17	113	(d)
		290
Food - Wholesale 0.8%
285	NBTY, Inc., 7.63%, due 5/15/21	299	(d)
385	Post Holdings, Inc., 6.75%, due 12/1/21	408	(d)
		707
Gaming 4.1%
265	Boyd Gaming Corp., 6.88%, due 5/15/23	285
	GLP Capital L.P./GLP Financing II, Inc.
560	4.38%, due 11/1/18	580	(f)
130	4.88%, due 11/1/20	136
430	4.38%, due 4/15/21	447
370	Int'l Game Technology, 7.50%, due 6/15/19	409
215	Isle of Capri Casinos, Inc., 5.88%, due 3/15/21	222
	MGM Resorts Int'l
500	8.63%, due 2/1/19	555
95	6.63%, due 12/15/21	106
245	7.75%, due 3/15/22	285
290	Scientific Games Int'l, Inc., 6.63%, due 5/15/21	267
235	Shingle Springs Tribal Gaming Authority, 9.75%, due 9/1/21	256	(d)
95	Station Casinos LLC, 7.50%, due 3/1/21	99
		3,647
Gas Distribution 5.8%
85	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	87	(d)
215	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, due 12/15/20	221
270	DCP Midstream LLC, 5.35%, due 3/15/20	284	(d)
230	DCP Midstream Operating LP, 9.75%, due 3/15/19	260	(d)
485	Energy Transfer Equity L.P., 7.50%, due 10/15/20	542
550	Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, due 5/1/21	554
215	ONEOK, Inc., 4.25%, due 2/1/22	219
220	Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, due 7/15/21	227
	Rockies Express Pipeline LLC
360	6.85%, due 7/15/18	383	(d)
270	6.00%, due 1/15/19	286	(d)
225	Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, due 7/15/22	224
610	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	660
235	Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, due 8/1/21	244
565	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.38%, due 8/1/22	584
365	Williams Cos., Inc., 7.88%, due 9/1/21	425
		5,200
Health Facilities 5.7%
235	CHS/Community Health Systems, Inc., 6.88%, due 2/1/22	172
145	Envision Healthcare Corp., 5.63%, due 7/15/22	149
	HCA, Inc.
1,005	6.50%, due 2/15/20	1,098
190	5.88%, due 3/15/22	206
480	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	460
260	LifePoint Hospitals, Inc., 5.50%, due 12/1/21	267
200	MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, due 2/15/22	207
595	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	616
126	Team Health, Inc., 7.25%, due 12/15/23	144	(d)
	Tenet Healthcare Corp.
375	6.25%, due 11/1/18	394
125	5.00%, due 3/1/19	123
595	4.46%, due 6/15/20	602	(a)
365	7.50%, due 1/1/22	391	(d)
	Universal Health Services, Inc.
90	3.75%, due 8/1/19	92	(d)
170	4.75%, due 8/1/22	171	(d)
		5,092
Health Services 1.2%
475	DaVita, Inc., 5.75%, due 8/15/22	494
545	Service Corp. Int'l, 4.50%, due 11/15/20	557
		1,051
Investments & Misc. Financial Services 0.3%
305	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 3.50%, due 3/15/17	305

Machinery 1.2%
355	CNH Industrial Capital LLC, 3.38%, due 7/15/19	359
75	Oshkosh Corp., 5.38%, due 3/1/22	78
595	Terex Corp., 6.50%, due 4/1/20	609
		1,046
Media Content 2.5%
	Gannett Co., Inc.
170	5.13%, due 10/15/19	174
505	5.13%, due 7/15/20	523
335	Netflix, Inc., 5.38%, due 2/1/21	360
55	Nexstar Broadcasting, Inc., 6.13%, due 2/15/22	57	(d)
690	Sirius XM Radio, Inc., 4.25%, due 5/15/20	700	(d)
385	Univision Communications, Inc., 6.75%, due 9/15/22	404	(d)
		2,218
Medical Products 1.2%
50	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, due 6/15/21	44	(d)
	Fresenius Medical Care US Finance II, Inc.
170	6.50%, due 9/15/18	180	(d)
560	4.13%, due 10/15/20	574	(d)
240	Hologic, Inc., 5.25%, due 7/15/22	250	(d)
		1,048
Metals - Mining Excluding Steel 3.7%
220	Alcoa, Inc., 5.72%, due 2/23/19	232
	Anglo American Capital PLC
320	2.63%, due 9/27/17	320	(d)
150	4.45%, due 9/27/20	155	(d)
	First Quantum Minerals Ltd.
200	7.25%, due 10/15/19	206	(d)
610	7.00%, due 2/15/21	624	(d)
245	FMG Resources (August 2006) Pty Ltd., 9.75%, due 3/1/22	284	(d)
	Freeport-McMoRan, Inc.
100	2.38%, due 3/15/18	100
320	3.10%, due 3/15/20	318
175	6.50%, due 11/15/20	179	(d)
415	3.55%, due 3/1/22	388
220	Hudbay Minerals, Inc., 7.25%, due 1/15/23	233	(d)
240	Teck Resources Ltd., 8.00%, due 6/1/21	265	(d)
		3,304
Oil Field Equipment & Services 0.8%
	Precision Drilling Corp.
302	6.63%, due 11/15/20	309
345	7.75%, due 12/15/23	372	(d)
		681
Packaging 4.2%
355	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.96%, due 12/15/19	361	(a)(d)
255	Ball Corp., 4.38%, due 12/15/20	268
	Berry Plastics Corp.
310	5.50%, due 5/15/22	322
180	6.00%, due 10/15/22	191
195	BWAY Holding Co., 9.13%, due 8/15/21	210	(d)
260	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	274
	Reynolds Group Issuer, Inc.
645	5.75%, due 10/15/20	664
220	4.52%, due 7/15/21	226	(a)(d)
410	5.13%, due 7/15/23	420	(d)
375	Sealed Air Corp., 6.50%, due 12/1/20	422	(d)
360	Silgan Holdings, Inc., 5.00%, due 4/1/20	365
		3,723
Personal & Household Products 0.5%
450	Energizer Holdings, Inc., 4.70%, due 5/19/21	473

Pharmaceuticals 1.7%
660	Endo Finance LLC & Endo Finco, Inc., 7.25%, due 1/15/22	597	(d)
225	Mallinckrodt Int'l Finance SA, 3.50%, due 4/15/18	224
90	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	89	(d)
640	Valeant Pharmaceuticals Int'l, Inc., 5.38%, due 3/15/20	550	(d)
105	VPI Escrow Corp., 6.38%, due 10/15/20	92	(d)
		1,552
Printing & Publishing 1.4%
	R.R. Donnelley & Sons Co.
140	7.63%, due 6/15/20	149
1,065	7.88%, due 3/15/21	1,142
		1,291
Real Estate Dev. & Mgt. 0.2%
185	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	191	(d)

Recreation & Travel 2.6%
395	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 3/15/21	407
1,235	NCL Corp. Ltd., 4.75%, due 12/15/21	1,244	(d)
140	Royal Caribbean Cruises Ltd., 7.25%, due 3/15/18	148
505	Six Flags Entertainment Corp., 5.25%, due 1/15/21	519	(d)
		2,318
Restaurants 0.5%
195	1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	200	(d)
200	Yum! Brands, Inc., 3.88%, due 11/1/20	206
		406
Software - Services 0.9%
145	First Data Corp., 6.75%, due 11/1/20	150	(d)
250	Nuance Communications, Inc., 5.38%, due 8/15/20	256	(d)
215	Open Text Corp., 5.63%, due 1/15/23	223	(d)
140	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	135	(d)
56	Syniverse Holdings, Inc., 9.13%, due 1/15/19	51
		815
Specialty Retail 1.9%
125	Levi Strauss & Co., 6.88%, due 5/1/22	130
	Limited Brands, Inc.
345	8.50%, due 6/15/19	389
35	7.00%, due 5/1/20	39
270	Penske Automotive Group, Inc., 5.75%, due 10/1/22	278
560	QVC, Inc., 3.13%, due 4/1/19	569
270	Sally Holdings LLC/Sally Capital, Inc., 5.75%, due 6/1/22	279
		1,684
Steel Producers - Products 1.0%
	ArcelorMittal
590	5.13%, due 6/1/20	621
250	7.25%, due 2/25/22	282
		903
Support - Services 2.8%
210	Acosta, Inc., 7.75%, due 10/1/22	184	(d)
430	AECOM, 5.75%, due 10/15/22	453
260	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, due 6/1/22	253	(d)
435	Hertz Corp., 5.88%, due 10/15/20	411
100	IHS Markit Ltd., 5.00%, due 11/1/22	104	(d)
	Iron Mountain, Inc.
760	6.00%, due 10/1/20	796	(d)
275	4.38%, due 6/1/21	283	(d)
		2,484
Technology Hardware & Equipment 1.9%
	CommScope, Inc.
290	4.38%, due 6/15/20	298	(d)
140	5.00%, due 6/15/21	144	(d)
495	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, due 6/15/21	522	(d)
500	EMC Corp., 1.88%, due 6/1/18	497
190	Western Digital Corp., 7.38%, due 4/1/23	209	(d)
		1,670
Telecom - Satellite 0.8%
488	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	525
265	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	208
		733
Telecom - Wireless 4.1%
1,305	Sprint Capital Corp., 6.90%, due 5/1/19	1,393
375	Sprint Corp., 7.25%, due 9/15/21	401
245	Sprint Nextel Corp., 9.00%, due 11/15/18	268	(d)
	T-Mobile USA, Inc.
740	6.25%, due 4/1/21	767
295	6.13%, due 1/15/22	312
530	Wind Acquisition Finance SA, 4.75%, due 7/15/20	540	(d)
		3,681
Telecom - Wireline Integrated & Services 4.0%
635	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	670
125	Equinix, Inc., 5.38%, due 1/1/22	132
	Frontier Communications Corp.
765	7.13%, due 3/15/19	815
600	8.50%, due 4/15/20	640
155	8.88%, due 9/15/20	165
	Level 3 Financing, Inc.
540	6.13%, due 1/15/21	558
190	5.63%, due 2/1/23	194
	Telecom Italia Capital SA
5	7.00%, due 6/4/18	5
125	7.18%, due 6/18/19	138
260	Windstream Services LLC, 7.75%, due 10/15/20	266
		3,583
Theaters & Entertainment 0.8%
165	AMC Entertainment Holdings, Inc., 5.88%, due 2/15/22	173
500	Regal Entertainment Group, 5.75%, due 3/15/22	520
		693

	Total Corporate Bonds (Cost $77,318)	78,845

NUMBER OF SHARES

Short-Term Investment 1.5%

Investment Company 1.5%
1,363,813	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $1,364)	1,364	(h)(f)

	Total Investments 98.0% (Cost $85,879)	87,453	##

	Other Assets Less Liabilities 2.0%	1,800

	Net Assets 100.0%	$89,253

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(b)	All or a portion of this security had not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $26,570,000 or 29.8% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(e)	Payment-in-kind (PIK) security.
(f)	All or a portion of this security is segregated in connection with obligations for when-issued and/or delayed delivery securities with a total value of approximately $3,146,000.
(g)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $779,000, which represents 0.9% of net assets of the Fund.
(h)	Represents 7-day effective yield as of January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Building & Development	$—	$279	$69	$348
Leisure Goods – Activities – Movies	—	—	162	162
Lodging & Casinos	—	983	162	1,145
Other Loan Assignments(a)	—	5,589	—	5,589
Total Loan Assignments	—	6,851	393	7,244
Corporate Bonds(a)	—	78,845	—	78,845
Short-Term Investment	—	1,364	—	1,364
Total Investments	$—	$87,060	$393	$87,453

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments(a)
Building & Development	$—	$—	$1	$(1)	$—	$(26)	$95	$—	$69	$(1)
Business Equipment & Services	95	—	—	(1)	—	(94)	—	—	—	—
Leisure Goods – Activities – Movies	—	—	—	1	—	(18)	179	—	162	1
Lodging & Casinos	—	—	2	—	—	(137)	297	—	162	—
Total	$95	$—	$3	$(1)	$—	$(275)	$571	$—	$393	$—

(a)
This security categorized as Level 3 is valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, $571,000 was transferred from Level 2 to Level 3. Transfers of loan assignments into Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3), or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2017, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT (a)				VALUE	†
(000's omitted)				(000's omitted)

Loan Assignments(b) 5.7%

Aerospace & Defense 0.1%
	$174		B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	$174
			Transdigm Inc.
	376		First Lien Term Loan C, 4.00%, due 2/28/20	375
	666		First Lien Term Loan D, 4.00%, due 6/4/21	664
	85		First Lien Term Loan F, 3.77%, due 6/9/23	85
				1,298
Air Transport 0.1%
	355		American Airlines Inc., First Lien Term Loan B, 3.27%, due 12/14/23	357
	715		American Airlines Inc., First Lien Term Loan B1, 3.26%, due 10/10/21	719
			United Airlines
	248		First Lien Term Loan B, 3.28%, due 4/1/19	248
	25		First Lien Term Loan B, due 9/15/21	25	(c)(d)
				1,349
All Telecom 0.4%
	110		Communications Sales and Leasing Inc., First Lien Term Loan B, 4.50%, due 10/24/22	111
			Consolidated Communications Inc.
	219		First Lien Term Loan B, 4.00%, due 10/5/23	221
	270		First Lien Term Loan B2, due 10/5/23	272	(c)(d)
	1,174		Intelsat Jackson HLDG, First Lien Term Loan B2, 3.75%, due 6/30/19	1,155
			Level 3 Financing, Inc.
	810		First Lien Term Loan B3, 4.00%, due 8/1/19	820
	300		First Lien Term Loan B4, 4.00%, due 1/15/20	304
	217		Premiere Global Services, Inc., First Lien Term Loan, 7.50%, due 12/8/21	212
	420		RCN Grande, First Lien Term Loan, due 12/8/23	423	(c)(d)
			SBA Communications
	169		First Lien Term Loan B, 2.02%, due 3/24/21	169
	674		First Lien Term Loan B2, 3.02%, due 6/10/22	676
	562		Telesat, First Lien Term Loan B, 4.78%, due 11/10/23	562
			Zayo Group
	122		First Lien Term Loan B, due 1/12/24	123	(c)(d)
	253		First Lien Term Loan B2, 3.50%, due 1/19/24	255
			Ziggo
	1,690		First Lien Term Loan D, 3.77%, due 8/31/24	1,689	(c)(d)
	700		First Lien Term Loan E, 2.50%, due 4/23/25	701
				7,693
Automotive 0.0%
			Caliber Collision
	273		First Lien Term Loan, 4.00%, due 2/1/24	275
	27		First Lien Term Loan DD, 4.00%, due 2/1/24	27
	159		Cooper Standard Automotive Inc., First Lien Term Loan B, 3.75%, due 11/2/23	161
				463
Brokers, Dealers & Investment Houses 0.0%
	209		Compass Diversified, First Lien Term Loan B, 4.25%, due 6/6/21	211

Building & Development 0.2%
	385		American Builders & Co., Inc., First Lien Term Loan B, 3.53%, due 10/31/23	388
	79		Capital Automotive LP, First Lien Term Loan B, 4.00%, due 4/10/19	80
	1,132		DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	1,137
	278		HDS Supply, First Lien Term Loan B, 3.75%, due 8/13/21	280
	355		Jeld-Wen, Inc., First Lien Term Loan B2, 4.75%, due 7/1/22	357
	240		Quikrete, First Lien Term Loan, due 11/15/23	243	(c)(d)
	1,076		Realogy Group, Term Loan, 3.27%, due 7/20/22	1,082
				3,567
Business Equipment & Services 0.7%
	897		Acosta Inc., First Lien Term Loan B1, 4.25%, due 9/26/21	866
	1,137		Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/25/21	1,131
	285		Brand Services, Inc., First Lien Term Loan, due 11/26/20	285	(c)(d)
	562		Brickman Group Holdings Inc., Term Loan, 4.00%, due 12/18/20	564
	220		CBS Outdoor, First Lien Term Loan B, 3.02%, due 1/31/21	221
	370		CCC Information Services Inc., Term Loan, 4.00%, due 12/20/19	371
	568		Coinmach Corp., First Lien Term Loan B, 4.29%, due 11/8/19	566
	843		CPA Global, First Lien Term Loan B, 4.50%, due 12/3/20	846
	175		Digitalglobe, Inc., First Lien Term Loan B, 3.51%, due 12/22/23	176
	1,683		Emdeon Business Services, First Lien Term Loan B2, 3.75%, due 11/2/18	1,684
			First Data Corporation
	231		First Lien Term Loan B, 3.78%, due 3/24/21	232
	1,607		First Lien Term Loan, 3.78%, due 7/10/22	1,618
			Garda World Security
	648		First Lien Term Loan B, 4.00%, due 11/9/20	648
	95		First Lien Term Loan B, 5.75%, due 11/9/20	95
	113		First Lien Term Loan DD, 4.00%, due 11/9/20	113
	566		Genesys, First Lien Term Loan B, 5.00%, due 12/1/23	571
	845		Kronos, First Lien Term Loan B, 5.00%, due 11/1/23	854	(c)(d)
	1,125		Mitchell International, Inc., First Lien Term Loan, 4.50%, due 10/11/20	1,130
	187		On Assignment, First Lien Term Loan B, 3.52%, due 6/5/22	188
	604		Presidio, First Lien Term Loan, 4.50%, due 2/2/22	609
	180		Protection One, First Lien Term Loan, 4.25%, due 5/2/22	181
	1,129		Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	1,134
			TRANS UNION LLC
	537		First Lien Term Loan B2, 3.64%, due 4/9/21	539
	495		First Lien Term Loan B2, 2.50%, due 4/9/23	497
	206		Vantiv, First Lien Term Loan B, 3.27%, due 10/14/23	208
	189		Wex, First Lien Term Loan B, 4.27%, due 7/1/23	191
				15,518
Cable & Satellite Television 0.3%
	728		Cablevision Systems Corp., First Lien Term Loan B, 3.77%, due 10/11/24	733
	690		Cequel Communications, LLC, First Lien Term Loan B, 3.75%, due 1/25/25	697
			Charter Communications Operating LLC
	451		First Lien Term Loan F1, 3.02%, due 1/3/21	452
	932		First Lien Term Loan I, 3.03%, due 1/15/24	934	(c)(d)
	230		Mediacom Illinois LLC, First Lien Term Loan K, due 2/19/24	231	(c)(d)
	739		Numericable, First Lien Term Loan B7, 5.14%, due 1/15/24	747
	1,131		Telenet, First Lien Term Loan AF, 4.00%, due 1/31/25	1,141
	542		UPC Financing Partnership, First Lien Term Loan, 3.77%, due 8/31/24	542
	280		Virgin Media, First Lien Term Loan I, 3.52%, due 1/31/25	282
	881		Wide Open West, First Lien Term Loan B, 4.50%, due 8/11/23	884
				6,643
Chemicals & Plastics 0.1%
	275		Dupont Performance Coatings, First Lien Term Loan B, 3.50%, due 2/1/23	278
	268		Huntsman International LLC, First Lien Term Loan B, 3.96%, due 4/1/23	270
	377		Ineos Finance PLC, First Lien Term Loan B, 4.25%, due 3/31/22	378
	1,114		Solenis, First Lien Term Loan, 4.25%, due 7/31/21	1,118
	539		Univar Inc., First Lien Term Loan B, due 7/1/22	538	(c)(d)
				2,582
Conglomerates 0.0%
	269		Spectrum Brands, Inc., First Lien Term Loan B, 3.50%, due 6/23/22	272

Containers & Glass Products 0.3%
	374		Ardagh Packaging, First Lien Term Loan B, 4.00%, due 12/17/21	378
	790		Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	795
			Berry Plastics
	289		First Lien Term Loan D, 3.50%, due 2/8/20	289
	368		First Lien Term Loan G, 3.50%, due 1/6/21	369
	853		First Lien Term Loan I, 3.29%, due 10/1/22	858
	761		BWAY Corporation, First Lien Term Loan B, 4.75%, due 8/14/23	766
			Constantia Flexibles Group
	321		First Lien Term Loan B2, 4.00%, due 4/29/22	327
	63		First Lien Term Loan B1, 4.75%, due 4/30/22	64
	562		Fort Dearborn Co., First Lien Term Loan B, 5.00%, due 10/19/23	569
	560		Mauser, First Lien Term Loan, 4.50%, due 7/31/21	561
	1,043		Reynolds Group, First Lien Term Loan, 4.25%, due 2/5/23	1,046
	787		SIG Combibloc Group, First Lien Term Loan B, 4.00%, due 3/12/22	793	(c)(d)
	539		Tekni-Plex Inc., First Lien Term Loan, 4.50%, due 6/1/22	541
				7,356
Cosmetics - Toiletries 0.0%
	330		Prestige Brands, Inc., First Lien Term Loan B4, 3.52%, due 1/19/24	333

Drugs 0.4%
	833		Capsugel Inc., First Lien Term Loan B, 3.50%, due 7/31/21	834	(c)(d)
	3,405		Endo Pharma, First Lien Term Loan B-1, 3.81%, due 9/25/22	3,394
	881		Pharmaceutical Product Development, Inc., First Lien Term Loan B, 4.25%, due 8/18/22	885
	322		Pharmaceutical Technologies & Services, First Lien Term Loan B, 3.75%, due 5/20/21	325
	2,678		Valeant Pharmaceuticals, First Lien Term Loan F1, 5.50%, due 4/1/22	2,689	(c)(d)
				8,127
Ecological Services & Equipment 0.0%
	834		ADS Waste Holdings, Inc., First Lien Term Loan B, 3.50%, due 11/10/23	841

Electronics - Electrical 0.4%
	169		Applied Systems, First Lien Term Loan, 4.00%, due 1/23/21	170
	454		Avast Software, First Lien Term Loan B, 5.00%, due 8/3/22	461
	489		CommScope, First Lien Term Loan B, 3.25%, due 12/29/22	494	(c)(d)
	686		CPI ACQUISITION INC., First Lien Term Loan, 5.83%, due 8/17/22	620
	1,123		Datatel-Sophia LP, First Lien Term Loan B, 4.25%, due 9/30/22	1,125
	519		Dell, First Lien Term Loan B, 4.02%, due 9/7/23	521
	169		Go Daddy, First Lien Term Loan B, 4.25%, due 5/13/21	169
	1,124		Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	1,124
	882		NXP Funding, First Lien Term Loan B, 3.27%, due 12/7/20	886
	459		On Semiconductor, First Lien Term Loan B, 4.02%, due 3/31/23	464
	300		Optiv Security, Inc., First Lien Term Loan, 4.25%, due 1/13/24	302
	485		Rackspace Hosting, Inc., First Lien Term Loan B, 5.00%, due 11/3/23	489
	625		Riverbed Technology, First Lien Term Loan B, 5.00%, due 4/24/22	629
	249		Vertafore, First Lien Term Loan, due 6/17/23	250	(c)(d)
	1,038		Zebra Technologies, First Lien Term Loan B, 4.00%, due 10/27/21	1,046
				8,750
Equipment Leasing 0.1%
			AER/Int'l Lease Finance Corp.
	645		First Lien Term Loan B, due 10/31/22	649	(c)(d)
	250		First Lien Term Loan, 3.25%, due 10/6/23	252
	620		Avolon, First Lien Term Loan B, due 1/19/22	628	(c)(d)
	222		AWAS Aviation, First Lien Term Loan B, 2.75%, due 6/10/18	222
				1,751
Financial Intermediaries 0.1%
	560		CITCO, First Lien Term Loan B, 4.25%, due 5/23/18	562
	1,132		Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 4.00%, due 8/18/23	1,126
	209		Guggenheim Partners, First Lien Term Loan B, 3.53%, due 7/22/23	211
	336		Harbourvest Partners, First Lien Term Loan, 3.27%, due 2/4/21	336
	537		Royalty Pharma, First Lien Term Loan B5, 3.50%, due 10/14/22	541
	271		SAM Finance, First Lien Term Loan B, 4.25%, due 12/17/20	271
				3,047
Food & Drug Retailers 0.1%
			Albertsons LLC
	303		First Lien Term Loan B5, 4.25%, due 12/21/20	305
	186		First Lien Term Loan B4, 3.77%, due 8/25/21	187
	21		First Lien Term Loan B6, 4.06%, due 6/22/23	21
	1,178		General Nutrition Centers, First Lien Term Loan, 3.27%, due 3/4/19	1,031
				1,544
Food Products 0.1%
	520		B&G Foods Inc., First Lien Term Loan B, 3.77%, due 11/2/22	525
	281		DE Master Blenders 1753 NV, Term Loan B1, 4.25%, due 7/2/22	282
	301		Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	270
	563		NBTY, Inc., First Lien Term Loan B, 5.00%, due 5/5/23	566
				1,643
Food Service 0.1%
	370		Aramark Corporation, First Lien Term Loan F, 3.50%, due 2/24/21	373
	1,036		Burger King Corporation, First Lien Term Loan B2, 3.75%, due 12/12/21	1,045
	538		US Foods, First Lien Term Loan B, 3.77%, due 6/27/23	541	(c)(d)
	538		Yum Brands, Inc., First Lien Term Loan B, 3.52%, due 6/16/23	546
				2,505
Health Care 0.5%
	568		Air Medical Group Holding, First Lien Term Loan B, 4.25%, due 4/28/22	565
	865		CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	817
	847		Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	850
	133		dj Orthopedics LLC, First Lien Term Loan B1, 4.25%, due 6/7/20	130
	1,690		Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	1,706
	1,090		Grifols SA, First Lien Term Loan B, 2.25%, due 1/19/25	1,096
			HCA Inc.
	392		First Lien Term Loan B6, 4.02%, due 3/17/23	396
	479		First Lien Term Loan B7, 3.52%, due 2/9/24	482
	565		IASIS Healthcare Corporation, First Lien Term Loan B2, 4.50%, due 5/3/18	563
			Mallinckrodt International
	886		First Lien Term Loan B, 3.50%, due 3/19/21	886
	243		First Lien Term Loan B1, 3.75%, due 3/19/21	243
	418		Multiplan, Inc., First Lien Term Loan B, 5.00%, due 6/7/23	423
	563		National Mentor, Inc., First Lien Term Loan B, 4.25%, due 1/31/21	563
	269		Quintiles Ims Health, First Lien Term Loan B, 3.50%, due 3/17/21	271
	269		Surgical Care Affiliates Inc., First Lien Term Loan B, 3.75%, due 3/17/22	270
			Team Health, Inc.
	1,668		First Lien Term Loan B, 3.78%, due 11/23/22	1,662	(c)(d)
	685		First Lien Term Loan B, due 1/12/24	684	(c)(d)
				11,607
Industrial Equipment 0.2%
	265		Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	268
	797		Filtration Group, First Lien Term Loan B, 4.50%, due 11/21/20	804
	520		Gates Global LLC, First Lien Term Loan, 4.25%, due 7/6/21	518
	1,088		Husky Injection Molding, First Lien Term Loan B, 4.25%, due 6/30/21	1,094
	815		Milacron LLC, First Lien Term Loan B, 3.00%, due 9/24/23	818
	594		Rexnord Corp., First Lien Term Loan B, 3.79%, due 8/21/23	597
	539		Signode Industrial, First Lien Term Loan B, 4.00%, due 5/1/21	543
				4,642
Insurance 0.1%
	1,135		Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 2/28/21	1,139

Leisure Goods - Activities - Movies 0.2%
	541		Amc Entertainment, First Lien Term Loan B, 4.00%, due 12/15/22	546
	317		Bright Horizons, First Lien Term Loan B, 3.52%, due 11/3/23	320
	639		Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	641
	381		Formula One, First Lien Term Loan B3, 4.75%, due 7/30/21	383
	270		Regal Entertainment, First Lien Term Loan, 3.27%, due 4/1/22	272
	865		Seaworld, First Lien Term Loan B2, 3.25%, due 5/14/20	855
	531		SRAM, First Lien Term Loan, 4.00%, due 4/10/20	529
	846		Warner Music Group, First Lien Term Loan, 3.75%, due 11/1/23	850
				4,396
Lodging & Casinos 0.3%
	164		Aristocrat Leisure, First Lien Term Loan B1, 3.78%, due 10/20/21	165
			Boyd Gaming Corporation
	126		First Lien Term Loan B, 4.00%, due 8/14/20	126
	130		First Lien Term Loan B2, 3.78%, due 9/15/23	131
	306		CityCenter, First Lien Term Loan B, 4.25%, due 10/16/20	309
	269		Extended Stay, First Lien Term Loan B, 3.77%, due 8/30/23	270
	325		Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 11/21/23	329
			Hilton Worldwide
	44		First Lien Term Loan, 3.50%, due 10/26/20	44
	598		First Lien Term Loan B2, 3.27%, due 10/25/23	603
	1,237		Las Vegas Sands, First Lien Term Loan B, 3.02%, due 12/19/20	1,242
	213		MGM Growth Properties, First Lien Term Loan B, 3.52%, due 4/25/23	215
	538		Mohegan Tribal Gaming, First Lien Term Loan B, 5.50%, due 10/13/23	543
	315		MTR Gaming Group, First Lien Term Loan B, 4.25%, due 7/23/22	317
	609		Scientific Games Corp., First Lien Term Loan B1, 6.00%, due 10/18/20	615
	318		Station Casinos, First Lien Term Loan B, 3.77%, due 6/8/23	320
	704		Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	708
				5,937
Nonferrous Metals - Minerals 0.0%
	105		Harsco, First Lien Term Loan B, 6.00%, due 11/2/23	107

Oil & Gas 0.1%
			Energy Transfer Equity
	853		First Lien Term Loan B, 3.39%, due 12/2/19	852
	842		First Lien Term Loan C, 4.14%, due 12/2/19	844
	710		Energy Transfer Equity LP, First Lien Term Loan, 2.75%, due 2/1/24	709
				2,405
Publishing 0.0%
	575		Springer Science & Business Media S.A., First Lien Term Loan B9, 4.50%, due 8/15/20	576
	273		Tribune Company, First Lien Term Loan B, 3.75%, due 1/27/24	274
				850
Radio & Television 0.1%
	477		Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	312
	100		Lions Gate, First Lien Term Loan B, 3.77%, due 12/8/23	100
	34		Mission Broadcasting, First Lien Term Loan B, 3.77%, due 1/17/24	34
	366		Nexstar Broadcasting, First Lien Term Loan B, 3.77%, due 1/17/24	371
	445		Sinclair Broadcasting, First Lien Term Loan B2, 3.03%, due 1/3/24	446
			Univision Communications Inc.
	654		First Lien Term Loan C3, 4.00%, due 3/1/20	655
	1,031		First Lien Term Loan C4, 4.00%, due 3/1/20	1,033
				2,951
Retailers (except food & drug) 0.1%
			Bass Pro Shops
	1,133		First Lien Term Loan B1, 4.02%, due 6/5/20	1,128
	455		First Lien Term Loan B, 5.97%, due 12/16/23	441
	345		BJS Wholesale Club Inc., First Lien Term Loan B, 4.75%, due 1/27/24	344
	248		CDW LLC, First Lien Term Loan B, 3.25%, due 8/17/23	249
	448		Michaels Stores Inc., First Lien Term Loan B1, 3.75%, due 1/28/23	445
	152		Party City Holdings, Inc., First Lien Term Loan B, 4.24%, due 8/19/22	151
	427		PetSmart Inc., First Lien Term Loan B, 4.00%, due 3/10/22	423
	160		Pilot Travel Centers, First Lien Term Loan B, 3.52%, due 5/25/23	160
				3,341
Steel 0.1%
	560		McJunkin Red Man Corporation, First Lien Term Loan, 5.00%, due 11/9/19	562
	569		TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	571
				1,133
Surface Transport 0.1%
	282		Avis Budget Car Rental, First Lien Term Loan B, 3.50%, due 3/15/22	284
	1,694		Hertz Corporation, First Lien Term Loan B, 3.50%, due 6/30/23	1,698
			Kenan Advantage Group
	829		First Lien Term Loan B1, 4.00%, due 7/31/22	830
	252		First Lien Term Loan B2, 4.00%, due 7/31/22	252
				3,064
Telecom - Wireless 0.1%
	1,130		Sprint Communications, Inc., First Lien Term Loan B, 3.25%, due 2/27/24	1,131

Utilities 0.3%
	1,137		Calpine Construction, First Lien Term Loan B2, 3.27%, due 1/31/22	1,137
	239		Calpine Corp., First Lien Term Loan B7, 3.00%, due 5/31/23	240	(c)(d)
	1,126		Dynegy Holdings Inc., First Lien Term Loan C, 5.00%, due 6/27/23	1,133
	350		Energy Future, First Lien Term Loan, 4.25%, due 6/30/17	352
	342		NRG Energy Inc., First Lien Term Loan B, 3.00%, due 6/30/23	343
	540		RJS Power, First Lien Term Loan B, 6.00%, due 12/6/23	549
			Texas Competitive
	533		First Lien Term Loan B, 5.00%, due 8/4/23	536
	122		First Lien Term Loan C, 5.00%, due 8/4/23	122
	405		First Lien Term Loan B2, 4.02%, due 12/12/23	409
	797		TPF II, First Lien Term Loan B, 5.00%, due 10/2/21	805
				5,626

			Total Loan Assignments (Cost $123,461)	123,822

U.S. Treasury Obligations 16.2%
			U.S. Treasury Bonds
	9,065		5.50%, due 8/15/28	11,734
	2,475		3.88%, due 8/15/40	2,847
			U.S. Treasury Inflation-Indexed Bonds
	38,637		0.25%, due 1/15/25	38,400	(e)
	32,834		2.00%, due 1/15/26	37,412	(e)
	19,125		1.75%, due 1/15/28	21,638	(e)
	9,529		3.63%, due 4/15/28	12,669	(e)
	13,215		2.50%, due 1/15/29	16,145	(e)
	70,188		3.88%, due 4/15/29	97,108	(e)
			U.S. Treasury Notes
	32,000		0.75%, due 1/31/18	31,960
	17,445		3.63%, due 8/15/19	18,422
	26,745		1.38%, due 4/30/20 – 4/30/21	26,272
	9,315		2.13%, due 12/31/21	9,403
	4,805		1.50%, due 2/28/23	4,629
	19,610		2.75%, due 2/15/24	20,247

			Total U.S. Treasury Obligations (Cost $354,249)	348,886

U.S. Government Agency Security 0.3%
	10,642		Resolution Funding Corp. Interest Strip, 0.00%, due 4/15/29 (Cost $7,848)	7,175

Mortgage-Backed Securities 23.4%

Collateralized Mortgage Obligations 0.2%
			JP Morgan Alternative Loan Trust
	741		Ser. 2006-A5, Class 1A1, 0.93%, due 10/25/36	654	(b)
	3,766		Ser. 2007-A2, Class 12A3, 0.96%, due 6/25/37	3,625	(b)
				4,279
Commercial Mortgage-Backed 1.8%
			Citigroup Commercial Mortgage Trust
	15,326		Ser. 2013-GC15, Class XA, 1.18%, due 9/10/46	665	(b)(f)
	48,896		Ser. 2014-GC25, Class XA, 1.06%, due 10/10/47	3,013	(b)(f)
	32,584		Ser. 2015-GC27, Class XA, 1.43%, due 2/10/48	2,688	(b)(f)
			Commercial Mortgage Loan Trust
	33,300		Ser. 2013-CR11, Class XA, 1.15%, due 10/10/46	1,746	(b)(f)
	39,936		Ser. 2014-CR17, Class XA, 1.16%, due 5/10/47	2,141	(b)(f)
	31,110		Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.35%, due 1/10/46	677	(b)(f)(g)
			Commercial Mortgage Trust
	34,000		Ser. 2013-CR6, Class XB, 0.63%, due 3/10/46	1,045	(b)(f)
	44,209		Ser. 2014-CR16, Class XA, 1.22%, due 4/10/47	2,391	(b)(f)
	54,418		Ser. 2014-UBS3, Class XA, 1.33%, due 6/10/47	3,327	(b)(f)
	30,193		Ser. 2014-UBS6, Class XA, 1.05%, due 12/10/47	1,624	(b)(f)
	39,245		CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.88%, due 6/15/57	1,954	(b)(f)
			GS Mortgage Securities Trust
	74,423		Ser. 2014-GC18, Class XA, 1.13%, due 1/10/47	4,046	(b)(f)
	59,232		Ser. 2015-GC30, Class XA, 0.90%, due 5/10/50	2,920	(b)(f)
	32,032		Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.16%, due 4/15/47	1,698	(b)(f)
	20,482		UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.76%, due 12/10/45	1,451	(b)(f)(g)
			WF-RBS Commercial Mortgage Trust
	102,868		Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,132	(b)(f)
	44,172		Ser. 2014-C21, Class XA, 1.15%, due 8/15/47	2,612	(b)(f)
	62,827		Ser. 2014-C25, Class XA, 0.94%, due 11/15/47	3,212	(b)(f)
	9,221		Ser. 2014-C22, Class XA, 0.93%, due 9/15/57	444	(b)(f)
				38,786
Fannie Mae 10.4%
	10		5.00%, due 6/1/40 – 7/1/40	11
	126		6.00%, due 9/1/33 – 9/1/40	142
	1		6.50%, due 9/1/32	1
	2		7.00%, due 7/1/29	3
	1		7.50%, due 12/1/32	1
	9,210		2.50%, TBA, 15 Year Maturity	9,210	(h)
	13,845		3.00%, TBA, 15 Year Maturity	14,204	(h)
	60,630		3.00%, TBA, 30 Year Maturity	59,983	(h)
	13,565		3.50%, TBA, 30 Year Maturity	13,860	(h)
	113,760		4.00%, TBA, 30 Year Maturity	119,341	(h)
	6,600		4.50%, TBA, 30 Year Maturity	7,095	(h)
				223,851
Freddie Mac 8.5%

	0	(i)	4.50%, due 8/1/18	1
	8		5.00%, due 5/1/18 – 12/1/28	8
	0	(i)	5.50%, due 9/1/17	0	(i)
	0	(i)	6.00%, due 4/1/17	0	(i)
	0	(i)	7.00%, due 6/1/32	1
	8,060		2.50%, TBA, 15 Year Maturity	8,059	(h)
	25,065		3.00%, TBA, 15 Year Maturity	25,719	(h)
	53,645		3.00%, TBA, 30 Year Maturity	53,032	(h)
	7,180		3.50%, TBA, 30 Year Maturity	7,330	(h)
	84,865		4.00%, TBA, 30 Year Maturity	89,015	(h)
				183,165
Ginnie Mae 2.5%
	1		6.50%, due 7/15/32	1
	1		7.00%, due 8/15/32	1
	30,490		3.00%, TBA, 30 Year Maturity	30,737	(h)
	5,800		3.50%, TBA, 30 Year Maturity	6,008	(h)
	16,370		4.00%, TBA, 30 Year Maturity	17,307	(h)
				54,054
			Total Mortgage-Backed Securities (Cost $517,560)	504,135

Corporate Bonds 42.1%

Advertising 0.2%
	365		Clear Channel Worldwide Holdings, Inc., Ser. B, 7.63%, due 3/15/20	366	(j)
	280		Lamar Media Corp., 5.75%, due 2/1/26	297
			Nielsen Finance LLC
	140		4.50%, due 10/1/20	143
	3,080		5.00%, due 4/15/22	3,134	(g)(j)
				3,940
Air Transportation 0.4%
	8,550		American Airlines, Inc., Ser. 2014-1, Class B, 4.38%, due 10/1/22	8,550	(j)

Auto Loans 1.3%
			General Motors Financial Co., Inc.
	8,980		3.20%, due 7/6/21	8,937	(j)
	8,170		4.30%, due 7/13/25	8,141	(j)
	12,055		4.00%, due 10/6/26	11,680	(j)
				28,758
Auto Parts & Equipment 0.1%
			IHO Verwaltungs GmbH
	295		4.13% Cash/ 4.88 PIK, due 9/15/21	297	(g)(k)
	305		4.50% Cash/5.25 PIK, due 9/15/23	302	(g)(k)
	515		ZF N.A. Capital, Inc., 4.00%, due 4/29/20	536	(g)
				1,135
Automakers 0.7%
	7,895		Ford Motor Co., 4.35%, due 12/8/26	7,917
	5,915		General Motors Co., 6.75%, due 4/1/46	6,974	(j)
				14,891
Banking 8.3%
			Ally Financial, Inc.
	650		3.25%, due 9/29/17	655
	2,890		6.25%, due 12/1/17	2,991	(j)
	1,690		3.60%, due 5/21/18	1,715
	570		3.25%, due 11/5/18	574
	2,815		8.00%, due 3/15/20	3,201	(j)
			American Express Co.
	4,170		5.20%, due 5/29/49	4,212	(b)(j)
	6,415		Ser. C, 4.90%, due 12/29/49	6,294	(b)(j)
	10,485		Bank of America Corp., Ser. L, 3.95%, due 4/21/25	10,402	(j)
	14,360		Barclays PLC, 4.34%, due 1/10/28	14,299
	7,335		Capital One Financial Corp., Ser. E, 5.55%, due 12/29/49	7,481	(b)(j)
	12,385		Capital One N.A., 2.35%, due 1/31/20	12,419
			CIT Group, Inc.
	625		4.25%, due 8/15/17	631	(j)
	1,755		5.25%, due 3/15/18	1,814	(j)
	2,450		6.63%, due 4/1/18	2,574	(g)(j)
	2,590		5.00%, due 5/15/18	2,629	(g)
	500		5.50%, due 2/15/19	526	(g)
	1,250		3.88%, due 2/19/19	1,277	(j)
			Citigroup, Inc.
	12,330		4.40%, due 6/10/25	12,491	(j)
	7,865		Ser. N, 5.80%, due 11/29/49	8,081	(b)(j)
	5,780		Credit Suisse Group AG, 3.57%, due 1/9/23	5,750	(g)
			Goldman Sachs Group, Inc.
	7,620		5.15%, due 5/22/45	7,883	(j)
	4,855		Ser. L, 5.70%, due 12/29/49	5,011	(b)(j)
	14,085		HSBC Holdings PLC, 2.65%, due 1/5/22	13,786	(j)
	8,125		JPMorgan Chase & Co., Ser. R, 6.00%, due 12/29/49	8,348	(b)(j)
			Morgan Stanley
	15,630		3.63%, due 1/20/27	15,381
	11,790		4.38%, due 1/22/47	11,672
	5,070		Ser. H, 5.45%, due 7/29/49	5,133	(b)(j)
	12,005		Wells Fargo & Co., Ser. S, 5.90%, due 12/29/49	12,344	(b)(j)
				179,574
Beverage 0.9%
			Anheuser-Busch InBev Finance, Inc.
	13,080		3.65%, due 2/1/26	13,166
	4,885		4.90%, due 2/1/46	5,231	(j)
				18,397
Building & Construction 0.4%
			CalAtlantic Group, Inc.
	515		8.38%, due 5/15/18	552
	400		8.38%, due 1/15/21	466
	540		5.38%, due 10/1/22	560	(j)
	515		5.25%, due 6/1/26	511
			Lennar Corp.
	1,745		4.75%, due 12/15/17	1,771	(j)
	1,235		4.75%, due 11/15/22	1,267	(j)
			Meritage Homes Corp.
	545		4.50%, due 3/1/18	553
	295		6.00%, due 6/1/25	302
	210		PulteGroup, Inc., 4.25%, due 3/1/21	215
	155		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 3/1/24	158	(g)
			Toll Brothers Finance Corp.
	1,155		4.00%, due 12/31/18	1,190	(j)
	280		4.38%, due 4/15/23	281
				7,826
Building Materials 0.2%
	150		Allegion PLC, 5.88%, due 9/15/23	160
			HD Supply, Inc.
	1,315		5.25%, due 12/15/21	1,384	(g)(j)
	450		5.75%, due 4/15/24	472	(g)
			USG Corp.
	1,650		8.25%, due 1/15/18	1,745	(j)
	215		5.50%, due 3/1/25	225	(g)
				3,986
Cable & Satellite Television 2.7%
			Altice Luxembourg SA
	1,530		7.75%, due 5/15/22	1,624	(g)(j)
	820		7.63%, due 2/15/25	867	(g)
	765		Altice US Finance I Corp., 5.50%, due 5/15/26	784	(g)(j)
			CCO Holdings LLC/CCO Holdings Capital Corp.
	615		6.63%, due 1/31/22	637
	1,290		5.25%, due 9/30/22	1,335	(j)
	2,270		5.13%, due 5/1/23	2,355	(g)(j)
	600		5.38%, due 5/1/25	625	(g)
	640		5.75%, due 2/15/26	678	(g)
	1,380		5.88%, due 5/1/27	1,464	(g)(j)
			Cequel Communications Holdings I LLC/Cequel Capital Corp.
	1,150		6.38%, due 9/15/20	1,182	(g)(j)
	990		5.13%, due 12/15/21	1,004	(g)
	200		7.75%, due 7/15/25	221	(g)
			Charter Communications Operating LLC/Charter Communications Operating Capital
	14,545		4.91%, due 7/23/25	15,251
	11,005		6.48%, due 10/23/45	12,511
			CSC Holdings LLC
	2,450		10.88%, due 10/15/25	2,915	(g)(j)
	365		5.50%, due 4/15/27	370	(g)(j)
	1,170		CSC Holdings, Inc., 7.63%, due 7/15/18	1,255	(j)
			DISH DBS Corp.
	545		4.25%, due 4/1/18	556
	765		6.75%, due 6/1/21	822
	1,265		5.88%, due 11/15/24	1,279	(j)
	550		7.75%, due 7/1/26	614	(j)
			Numericable-SFR SA
	2,005		6.00%, due 5/15/22	2,063	(g)(j)
	200		6.25%, due 5/15/24	201	(g)
	2,615		7.38%, due 5/1/26	2,684	(g)(j)
	520		UPCB Finance IV Ltd., 5.38%, due 1/15/25	528	(g)
	530		Virgin Media Finance PLC, 5.25%, due 2/15/22	474
	1,170		Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,188	(g)(j)
	610		WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, due 7/15/19	643
	1,380		Ziggo Secured Finance BV, 5.50%, due 1/15/27	1,371	(g)(j)
				57,501
Chemicals 0.1%
	545		Ashland, Inc., 3.88%, due 4/15/18	554
			Momentive Performance Materials, Inc.
	400		8.88%, due 10/15/20	0	(i)(l)(m)(n)
	400		3.88%, due 10/24/21	388
	1,060		NOVA Chemicals Corp., 5.00%, due 5/1/25	1,063	(g)(j)
				2,005
Consumer - Commercial Lease Financing 2.4%
	2,655		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, due 5/15/17	2,663	(j)
	6,445		Air Lease Corp., 2.13%, due 1/15/20	6,365	(j)
			Aircastle Ltd.
	2,475		4.63%, due 12/15/18	2,568	(j)
	550		5.50%, due 2/15/22	577
	450		5.00%, due 4/1/23	457
	10,540		Aviation Capital Group Corp., 2.88%, due 1/20/22	10,453	(g)
			Int'l Lease Finance Corp.
	740		8.88%, due 9/1/17	770	(j)
	18,655		6.25%, due 5/15/19	20,126	(j)
			Navient Corp.
	455		5.50%, due 1/15/19	465
	2,375		4.88%, due 6/17/19	2,391	(j)
			Park Aerospace Holdings Ltd.
	2,450		5.25%, due 8/15/22	2,511	(g)(o)
	1,515		5.50%, due 2/15/24	1,557	(g)(o)
			SLM Corp.
	770		4.63%, due 9/25/17	779
	500		Ser. A, 8.45%, due 6/15/18	532
				52,214
Discount Stores 0.1%
			Dollar Tree, Inc.
	780		5.25%, due 3/1/20	801
	1,130		5.75%, due 3/1/23	1,194	(j)
				1,995
Diversified Capital Goods 0.5%
	9,660		General Electric Co., Ser. D, 5.00%, due 12/29/49	10,015	(b)(j)

Electric - Generation 0.5%
			Calpine Corp.
	1,425		6.00%, due 1/15/22	1,487	(g)(j)
	2,445		5.38%, due 1/15/23	2,408	(j)
			Dynegy, Inc.
	410		5.88%, due 6/1/23	373
	315		7.63%, due 11/1/24	300
			NRG Energy, Inc.
	1,485		6.25%, due 7/15/22	1,530	(j)
	800		6.63%, due 3/15/23	824
	1,695		7.25%, due 5/15/26	1,774	(g)(j)
	1,875		6.63%, due 1/15/27	1,863	(g)(j)
				10,559
Electric - Integrated 1.2%
	8,610		Dominion Resources, Inc., 5.75%, due 10/1/54	8,890	(b)(j)
	10,925		Electricite de France SA, 5.63%, due 12/29/49	10,406	(b)(g)(j)
	965		IPALCO Enterprises, Inc., 5.00%, due 5/1/18	994	(j)
	2,300		PPL Energy Supply LLC, 4.60%, due 12/15/21	1,869	(j)
	2,990		RJS Power Holdings LLC, 4.63%, due 7/15/19	2,893	(g)(j)
	420		Talen Energy Supply LLC, 6.50%, due 6/1/25	339
				25,391
Electronics 0.2%
	1,035		Amkor Technology, Inc., 6.38%, due 10/1/22	1,074	(j)
	525		Flextronics Int'l Ltd., 5.00%, due 2/15/23	561
			Micron Technology, Inc.
	415		5.25%, due 8/1/23	416	(g)
	420		5.50%, due 2/1/25	422
	365		5.63%, due 1/15/26	365	(g)
	640		NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	661	(g)
	300		Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	322	(g)
	290		Zebra Technologies Corp., 7.25%, due 10/15/22	312
				4,133
Energy - Exploration & Production 1.5%
			Antero Resources Corp.
	855		5.38%, due 11/1/21	876	(j)
	905		5.13%, due 12/1/22	912
	537		Bill Barrett Corp., 7.00%, due 10/15/22	533
			Chesapeake Energy Corp.
	1,860		6.13%, due 2/15/21	1,836	(j)
	1,575		5.38%, due 6/15/21	1,508	(j)
	620		5.75%, due 3/15/23	595
	480		8.00%, due 1/15/25	494	(g)
	595		Concho Resources, Inc., 5.50%, due 4/1/23	617
			Continental Resources, Inc.
	555		4.50%, due 4/15/23	548
	1,015		3.80%, due 6/1/24	948
	145		4.90%, due 6/1/44	128
	455		Encana Corp., 6.50%, due 8/15/34	511	(j)
			EP Energy LLC/Everest Acquisition Finance, Inc.
	2,665		9.38%, due 5/1/20	2,712	(j)
	715		7.75%, due 9/1/22	658
	2,570		6.38%, due 6/15/23	2,242	(j)
	775		Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	829	(g)
	1,220		Newfield Exploration Co., 5.38%, due 1/1/26	1,266	(j)
	6,910		Noble Energy, Inc., 5.25%, due 11/15/43	7,189
	685		Oasis Petroleum, Inc., 6.88%, due 3/15/22	702
			Range Resources Corp.
	605		5.00%, due 8/15/22	609	(g)
	2,005		5.00%, due 3/15/23	2,000	(g)(j)
	760		4.88%, due 5/15/25	740
	805		Sanchez Energy Corp., 6.13%, due 1/15/23	773
			SM Energy Co.
	335		6.13%, due 11/15/22	346
	450		5.00%, due 1/15/24	429
			Whiting Petroleum Corp.
	895		5.00%, due 3/15/19	911
	745		5.75%, due 3/15/21	752
	1,085		6.25%, due 4/1/23	1,096
				32,760
Food & Drug Retail 0.2%
	1,075		Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 5.75%, due 3/15/25	1,068	(g)
	1,355		Albertsons Cos., LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	1,412	(g)(j)
			Rite Aid Corp.
	184		9.25%, due 3/15/20	190
	930		6.13%, due 4/1/23	969	(g)
	490		Tesco PLC, 5.50%, due 11/15/17	502	(g)
				4,141
Food - Wholesale 0.3%
	3,870		Grupo Bimbo SAB de CV, 4.88%, due 6/27/44	3,559	(g)(j)
	1,520		NBTY, Inc., 7.63%, due 5/15/21	1,592	(g)
			Post Holdings, Inc.
	1,510		6.00%, due 12/15/22	1,585	(g)(j)
	455		7.75%, due 3/15/24	504	(g)
				7,240
Gaming 0.6%
			Boyd Gaming Corp.
	90		6.88%, due 5/15/23	97
	540		6.38%, due 4/1/26	579	(g)
	430		Eldorado Resorts, Inc., 7.00%, due 8/1/23	458
			GLP Capital L.P./GLP Financing II, Inc.
	735		4.38%, due 11/1/18	761
	1,055		4.88%, due 11/1/20	1,108	(j)
	1,075		5.38%, due 11/1/23	1,153	(j)
			Isle of Capri Casinos, Inc.
	700		8.88%, due 6/15/20	731
	950		5.88%, due 3/15/21	982	(j)
	445		MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	464	(g)
			MGM Resorts Int'l
	1,750		8.63%, due 2/1/19	1,942
	630		6.63%, due 12/15/21	702
			Scientific Games Int'l, Inc.
	1,085		6.25%, due 9/1/20	1,009
	1,005		6.63%, due 5/15/21	925
	1,860		10.00%, due 12/1/22	1,906	(j)
	605		Station Casinos LLC, 7.50%, due 3/1/21	629
				13,446
Gas Distribution 2.1%
	1,155		Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,181	(g)(j)
			Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	600		6.00%, due 12/15/20	618
	1,265		6.25%, due 4/1/23	1,306	(j)
			DCP Midstream LLC
	245		5.35%, due 3/15/20	257	(g)
	395		4.75%, due 9/30/21	403	(g)
	375		6.75%, due 9/15/37	390	(g)
	215		5.85%, due 5/21/43	193	(b)(g)
			DCP Midstream Operating L.P.
	1,005		2.50%, due 12/1/17	1,003
	490		5.60%, due 4/1/44	445
			Duke Energy Corp.
	170		8.13%, due 8/16/30	196
	365		6.45%, due 11/3/36	372	(g)
			Energy Transfer Equity L.P.
	1,255		7.50%, due 10/15/20	1,403	(j)
	835		5.88%, due 1/15/24	891
	425		5.50%, due 6/1/27	440
	5,250		Energy Transfer Partners L.P., 6.50%, due 2/1/42	5,922	(j)
			Ferrellgas L.P./Ferrellgas Finance Corp.
	205		6.50%, due 5/1/21	207
	1,160		6.75%, due 1/15/22	1,166	(j)
	1,205		6.75%, due 6/15/23	1,202
	2,000		Kinder Morgan Energy Partners L.P., 5.50%, due 3/1/44	2,061	(j)
	8,225		Kinder Morgan, Inc., 5.55%, due 6/1/45	8,682	(j)
	625		ONEOK, Inc., 6.00%, due 6/15/35	630
	1,470		Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	1,529	(j)
			Rockies Express Pipeline LLC
	515		6.85%, due 7/15/18	547	(g)
	1,535		5.63%, due 4/15/20	1,627	(g)(j)
	320		7.50%, due 7/15/38	342	(g)
	885		6.88%, due 4/15/40	907	(g)
	1,600		Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,582
			Sabine Pass Liquefaction LLC
	1,065		5.63%, due 2/1/21	1,153	(j)
	1,035		5.75%, due 5/15/24	1,127	(j)
	1,825		5.63%, due 3/1/25	1,982	(j)
	1,205		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, due 8/1/21	1,253
			Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	1,415		4.25%, due 11/15/23	1,394	(j)
	500		6.75%, due 3/15/24	546
	515		5.13%, due 2/1/25	533	(g)
	430		5.38%, due 2/1/27	446	(g)
			Williams Cos., Inc.
	205		Ser. A, 7.50%, due 1/15/31	239
	715		5.75%, due 6/24/44	724	(j)
	310		Williams Partners LP/ACMP Finance Corp., 6.13%, due 7/15/22	320
				45,219
Health Facilities 1.2%
	80		Columbia Healthcare Corp., 7.50%, due 12/15/23	89
			HCA, Inc.
	380		6.50%, due 2/15/20	415	(j)
	1,605		5.88%, due 3/15/22	1,743	(j)
	995		4.75%, due 5/1/23	1,031
	2,210		5.00%, due 3/15/24	2,301	(j)
	1,495		5.25%, due 4/15/25	1,573	(j)
	770		5.25%, due 6/15/26	803	(j)
	690		4.50%, due 2/15/27	680
	3,315		IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	3,174	(j)
	370		LifePoint Health, Inc., 5.88%, due 12/1/23	368
			MPT Operating Partnership L.P./MPT Finance Corp.
	360		6.38%, due 2/15/22	373
	690		6.38%, due 3/1/24	729
	1,305		5.50%, due 5/1/24	1,324	(j)
	520		5.25%, due 8/1/26	511
			OMEGA Healthcare Investors, Inc.
	1,815		5.88%, due 3/15/24	1,870	(j)
	4,252		4.50%, due 1/15/25	4,182	(j)
	960		Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	994	(j)
	753		Team Health, Inc., 7.25%, due 12/15/23	862	(g)(j)
			Tenet Healthcare Corp.
	850		7.50%, due 1/1/22	912	(g)
	1,465		8.13%, due 4/1/22	1,480	(j)
	450		6.88%, due 11/15/31	364
				25,778
Health Services 0.1%
	260		DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	258	(j)
	1,355		DaVita, Inc., 5.75%, due 8/15/22	1,408	(j)
			Service Corp. Int'l
	105		4.50%, due 11/15/20	107
	1,135		5.38%, due 1/15/22	1,180	(j)
				2,953
Hotels 0.1%
	1,765		ESH Hospitality, Inc., 5.25%, due 5/1/25	1,771	(g)(j)
	855		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21	881	(j)
				2,652
Integrated Energy 0.4%
	9,755		Hess Corp., 4.30%, due 4/1/27	9,753	(j)

Investments & Misc. Financial Services 0.1%
			Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
	735		3.50%, due 3/15/17	735
	1,110		4.88%, due 3/15/19	1,123	(j)
				1,858
Machinery 0.2%
	1,161		Case New Holland Industrial, Inc., 7.88%, due 12/1/17	1,219	(j)
	485		CNH Industrial Capital LLC, 4.88%, due 4/1/21	505
	500		CNH Industrial NV, 4.50%, due 8/15/23	500
	850		Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	977
			Terex Corp.
	1,210		6.50%, due 4/1/20	1,239	(j)
	68		6.00%, due 5/15/21	70
				4,510
Managed Care 0.0%
	585		MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	621	(g)

Media Content 1.8%
			Gannett Co., Inc.
	840		5.13%, due 10/15/19	861	(j)
	695		5.13%, due 7/15/20	719
			Gray Television, Inc.
	610		5.13%, due 10/15/24	599	(g)
	200		5.88%, due 7/15/26	199	(g)
			iHeartCommunications, Inc.
	345		9.00%, due 12/15/19	289
	3,075		11.25%, due 3/1/21	2,406	(j)
			Netflix, Inc.
	950		5.50%, due 2/15/22	1,018	(j)
	405		4.38%, due 11/15/26	397	(g)
	140		Nexstar Escrow Corp., 5.63%, due 8/1/24	140	(g)
	335		Sinclair Television Group, Inc., 5.38%, due 4/1/21	344
			Sirius XM Radio, Inc.
	1,050		4.25%, due 5/15/20	1,066	(g)(j)
	795		4.63%, due 5/15/23	798	(g)
	315		6.00%, due 7/15/24	335	(g)
	1,740		Univision Communications, Inc., 5.13%, due 5/15/23	1,728	(g)(j)
			Viacom, Inc.
	4,775		3.88%, due 4/1/24	4,630	(j)
	13,325		3.45%, due 10/4/26	12,368	(j)
	13,055		4.38%, due 3/15/43	10,695
				38,592
Medical Products 0.5%
	5,910		Abbott Laboratories, 4.90%, due 11/30/46	5,955
	635		DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, due 6/15/21	549	(g)(j)
			Fresenius Medical Care US Finance II, Inc.
	140		6.50%, due 9/15/18	149	(g)
	1,255		5.63%, due 7/31/19	1,340	(g)(j)
	1,810		4.13%, due 10/15/20	1,855	(g)(j)
	875		5.88%, due 1/31/22	945	(g)(j)
				10,793
Metals - Mining Excluding Steel 0.6%
	440		Alcoa, Inc., 5.13%, due 10/1/24	457
			Anglo American Capital PLC
	550		2.63%, due 9/27/17	550	(g)
	345		4.45%, due 9/27/20	357	(g)
			First Quantum Minerals Ltd.
	2,155		7.00%, due 2/15/21	2,204	(g)(j)
	1,355		7.25%, due 5/15/22	1,386	(g)
	1,200		FMG Resources (August 2006) Pty Ltd., 9.75%, due 3/1/22	1,392	(g)(j)
			Freeport-McMoRan, Inc.
	895		2.38%, due 3/15/18	892
	235		4.00%, due 11/14/21	229
	990		3.88%, due 3/15/23	913
	1,010		5.40%, due 11/14/34	882
			Hudbay Minerals, Inc.
	625		7.25%, due 1/15/23	661	(g)
	730		7.63%, due 1/15/25	781	(g)
			Novelis Corp.
	350		6.25%, due 8/15/24	370	(g)
	815		5.88%, due 9/30/26	830	(g)
			Teck Resources Ltd.
	365		4.75%, due 1/15/22	374
	615		6.25%, due 7/15/41	632
				12,910
Multi - Line Insurance 0.3%
	5,745		ING US, Inc., 5.65%, due 5/15/53	5,774	(b)(j)

Oil Field Equipment & Services 0.1%
			Precision Drilling Corp.
	479		6.63%, due 11/15/20	489
	775		6.50%, due 12/15/21	796
	720		5.25%, due 11/15/24	708
				1,993
Packaging 0.5%
	1,220		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, due 2/15/25	1,228	(g)
			Ball Corp.
	1,125		4.38%, due 12/15/20	1,182	(j)
	230		5.00%, due 3/15/22	242
			Berry Plastics Corp.
	1,540		5.50%, due 5/15/22	1,602	(j)
	90		6.00%, due 10/15/22	95
	1,320		BWAY Holding Co., 9.13%, due 8/15/21	1,419	(g)
			Reynolds Group Issuer, Inc.
	2,335		5.75%, due 10/15/20	2,404	(j)
	444		6.88%, due 2/15/21	455
	1,820		5.13%, due 7/15/23	1,865	(g)(j)
	615		Sealed Air Corp., 5.50%, due 9/15/25	649	(g)(j)
				11,141
Personal & Household Products 0.1%
			Energizer Holdings, Inc.
	430		4.70%, due 5/19/21	452
	1,760		4.70%, due 5/24/22	1,816	(j)
	200		Prestige Brands, Inc., 6.38%, due 3/1/24	208	(g)
	390		Spectrum Brands, Inc., 5.75%, due 7/15/25	408
				2,884
Pharmaceuticals 1.3%
	7,990		AbbVie, Inc., 4.45%, due 5/14/46	7,455	(j)
	2,525		Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	2,115	(g)(j)
			Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	1,420		6.00%, due 7/15/23	1,211	(g)
	740		6.00%, due 2/1/25	607	(g)
	565		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	599	(g)
	365		Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	314	(g)(j)
	7,815		Mylan NV, 3.95%, due 6/15/26	7,798
			Valeant Pharmaceuticals Int'l, Inc.
	1,890		5.50%, due 3/1/23	1,432	(g)(j)
	6,955		5.88%, due 5/15/23	5,294	(g)(j)
	245		6.13%, due 4/15/25	183	(g)
				27,008
Printing & Publishing 0.2%
			R.R. Donnelley & Sons Co.
	2,805		7.63%, due 6/15/20	2,973	(j)
	485		7.88%, due 3/15/21	520
	63		7.00%, due 2/15/22	63
	850		6.50%, due 11/15/23	831
	1,110		6.00%, due 4/1/24	1,054
				5,441
Real Estate Investment Trusts 0.3%
	6,300		Entertainment Properties Trust, 5.75%, due 8/15/22	6,788	(j)

Recreation & Travel 0.2%
			Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.
	345		5.25%, due 3/15/21	355
	635		5.38%, due 6/1/24	654
			NCL Corp. Ltd.
	1,400		4.63%, due 11/15/20	1,432	(g)
	195		4.75%, due 12/15/21	196	(g)
			Royal Caribbean Cruises Ltd.
	100		7.25%, due 3/15/18	106
	645		5.25%, due 11/15/22	697
	880		Six Flags Entertainment Corp., 5.25%, due 1/15/21	904	(g)
				4,344
Restaurants 0.0%
	365		1011778 BC ULC/New Red Finance, Inc., 4.63%, due 1/15/22	374	(g)
	585		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	592	(g)(j)
				966
Software - Services 1.7%
			First Data Corp.
	985		7.00%, due 12/1/23	1,044	(g)
	1,570		5.00%, due 1/15/24	1,586	(g)(j)
	10,075		HP Enterprise Co., 4.90%, due 10/15/25	10,491
	1,100		Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,130	(g)(j)(k)
	13,755		Microsoft Corp., 4.50%, due 2/6/57	13,936	(o)
			MSCI, Inc.
	1,395		5.25%, due 11/15/24	1,446	(g)(j)
	735		5.75%, due 8/15/25	779	(g)
			Nuance Communications, Inc.
	346		5.38%, due 8/15/20	355	(g)
	1,505		6.00%, due 7/1/24	1,539	(g)(j)
	1,065		Open Text Corp., 5.88%, due 6/1/26	1,115	(g)(j)
	1,945		Rackspace Hosting, Inc., 8.63%, due 11/15/24	2,018	(g)(j)
	1,465		Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	1,410	(g)
	235		Syniverse Holdings, Inc., 9.13%, due 1/15/19	214
				37,063
Specialty Retail 0.3%
	650		Hanesbrands, Inc., 4.88%, due 5/15/26	640	(g)(j)
	860		L Brands, Inc., 5.63%, due 10/15/23	894	(j)
	240		Liberty Media Corp., 8.50%, due 7/15/29	266
	545		Penske Automotive Group, Inc., 5.38%, due 12/1/24	548
	710		PetSmart, Inc., 7.13%, due 3/15/23	698	(g)(j)
			QVC, Inc.
	735		3.13%, due 4/1/19	747
	945		5.13%, due 7/2/22	986
	800		5.45%, due 8/15/34	731
				5,510
Steel Producers - Products 0.2%
	3,070		ArcelorMittal, 8.00%, due 10/15/39	3,415	(j)

Support - Services 0.7%
	2,005		Acosta, Inc., 7.75%, due 10/1/22	1,759	(g)(j)
	755		ADT Corp., 4.88%, due 7/15/32	608	(g)
	1,220		AECOM, 5.88%, due 10/15/24	1,314	(j)
	760		Aramark Services, Inc., 5.13%, due 1/15/24	794	(g)
	390		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, due 4/1/23	378
	6,975		ERAC USA Finance LLC, 4.20%, due 11/1/46	6,411	(g)(j)
	1,140		Hertz Corp., 5.50%, due 10/15/24	958	(g)
	1,645		IHS Markit Ltd., 5.00%, due 11/1/22	1,705	(g)(j)
			Iron Mountain, Inc.
	900		6.00%, due 8/15/23	954
	790		5.75%, due 8/15/24	802	(j)
	370		United Rental N.A., Inc., 5.75%, due 11/15/24	391
				16,074
Technology Hardware & Equipment 2.5%
	6,330		Apple, Inc., 4.65%, due 2/23/46	6,663	(j)
	945		CommScope Technologies Finance LLC, 6.00%, due 6/15/25	1,007	(g)
			Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	13,320		4.42%, due 6/15/21	13,903	(g)(j)
	525		5.88%, due 6/15/21	554	(g)
	595		6.02%, due 6/15/26	642	(g)(j)
	2,265		EMC Corp., 1.88%, due 6/1/18	2,253	(j)
	12,133		Hewlett-Packard Co., 4.65%, due 12/9/21	12,961	(j)
	450		Riverbed Technology, Inc., 8.88%, due 3/1/23	478	(g)
	12,135		Seagate HDD Cayman, 4.88%, due 3/1/24	12,165	(g)
	3,105		Western Digital Corp., 10.50%, due 4/1/24	3,660	(g)(j)
				54,286
Telecom - Satellite 0.1%
	496		Hughes Satellite Systems Corp., 6.50%, due 6/15/19	533
	2,015		Intelsat Luxembourg SA, 8.13%, due 6/1/23	670
				1,203
Telecom - Wireless 0.9%
			Sprint Corp.
	980		7.25%, due 9/15/21	1,049	(j)
	1,890		7.88%, due 9/15/23	2,066	(j)
	4,275		7.13%, due 6/15/24	4,510	(j)
			Sprint Nextel Corp.
	555		9.00%, due 11/15/18	608	(g)
	2,965		6.00%, due 11/15/22	3,017	(j)
			T-Mobile USA, Inc.
	720		5.25%, due 9/1/18	730
	1,280		6.63%, due 4/28/21	1,334	(j)
	1,055		6.13%, due 1/15/22	1,116	(j)
	1,085		6.73%, due 4/28/22	1,128	(j)
	930		6.00%, due 3/1/23	984
			Wind Acquisition Finance SA
	1,795		4.75%, due 7/15/20	1,826	(g)(j)
	695		7.38%, due 4/23/21	723	(g)
				19,091
Telecom - Wireline Integrated & Services 2.7%
			AT&T, Inc.
	14,770		4.75%, due 5/15/46	13,492	(j)
	14,770		5.70%, due 3/1/57	14,714
	1,175		CenturyLink, Inc., Ser. S, 6.45%, due 6/15/21	1,249	(j)
	2,600		Citizens Communications Co., 9.00%, due 8/15/31	2,242	(j)
	1,250		Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, due 10/15/23	1,356
	2,220		Embarq Corp., 8.00%, due 6/1/36	2,159	(j)
	635		Equinix, Inc., 5.88%, due 1/15/26	674
			Frontier Communications Corp.
	340		8.50%, due 4/15/20	362
	175		6.25%, due 9/15/21	164
	250		10.50%, due 9/15/22	261
	705		7.13%, due 1/15/23	631
	440		7.63%, due 4/15/24	388
	2,400		11.00%, due 9/15/25	2,427	(j)
			Level 3 Financing, Inc.
	1,305		5.38%, due 8/15/22	1,347	(j)
	550		5.13%, due 5/1/23	554
	640		5.38%, due 1/15/24	648
	185		5.38%, due 5/1/25	189
	1,035		Telecom Italia Capital SA, 6.00%, due 9/30/34	1,020	(j)
	1,835		U.S. West Communications Group, 6.88%, due 9/15/33	1,782	(j)
			Verizon Communications, Inc.
	5,235		4.13%, due 8/15/46	4,508
	9,314		4.67%, due 3/15/55	8,371	(j)
	395		Windstream Corp., 7.50%, due 6/1/22	382
	260		Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 1/15/27	266	(g)
				59,186
Theaters & Entertainment 0.1%
	210		AMC Entertainment Holdings, Inc., 5.75%, due 6/15/25	217
	1,225		Regal Entertainment Group, 5.75%, due 3/15/22	1,274	(j)
				1,491

			Total Corporate Bonds (Cost $885,901)	907,754

Asset-Backed Securities 20.3%
	5,263		Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.54%, due 10/25/35	4,674	(b)
			Accredited Mortgage Loan Trust
	1,731		Ser. 2005-4, Class A2D, 1.09%, due 12/25/35	1,678	(b)
	5,530		Ser. 2006-1, Class A4, 1.04%, due 4/25/36	5,015	(b)
	8,754		Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 1.25%, due 8/25/35	8,081	(b)
			Ameriquest Mortgage Securities, Inc.
	3,044		Ser. 2005-R5, Class M3, 1.26%, due 7/25/35	2,802	(b)
	6,400		Ser. 2005-R5, Class M4, 1.40%, due 7/25/35	5,646	(b)
	3,960		Ser. 2005-R7, Class M2, 1.27%, due 9/25/35	3,818	(b)
	3,555		Ser. 2005-R8, Class M3, 1.28%, due 10/25/35	3,221	(b)
			Argent Securities, Inc.
	1,071		Ser. 2003-W3, Class M1, 1.88%, due 9/25/33	951	(b)
	5,316		Ser. 2004-W10, Class M1, 1.66%, due 10/25/34	4,892	(b)
	8,150		Ser. 2005-W2, Class M1, 1.26%, due 10/25/35	6,928	(b)
			Asset Backed Securities Corp. Home Equity
	615		Ser. 2004-HE5, Class M2, 2.63%, due 8/25/34	596	(b)
	1,247		Ser. 2006-HE1, Class A3, 0.97%, due 1/25/36	1,223	(b)
			Bear Stearns Asset Backed Securities I Trust
	2,380		Ser. 2005-TC1, Class M1, 1.43%, due 5/25/35	2,351	(b)
	6,730		Ser. 2005-AQ2, Class M1, 1.26%, due 9/25/35	5,946	(b)
	2,797		Ser. 2006-HE1, Class 1M3, 1.23%, due 12/25/35	2,304	(b)
			Bear Stearns Asset Backed Securities Trust
	1,611		Ser. 2004-SD3, Class M2, 2.01%, due 9/25/34	1,541	(b)
	975		Ser. 2006-HE1, Class 2M1, 1.17%, due 2/25/36	966	(b)
	7,265		Ser. 2006-SD2, Class M2, 1.57%, due 6/25/36	6,291	(b)
			Carrington Mortgage Loan Trust
	1,050		Ser. 2005-OPT2, Class M4, 1.75%, due 5/25/35	962	(b)
	3,102		Ser. 2005-NC3, Class M2, 1.23%, due 6/25/35	3,020	(b)
	11,410		Ser. 2005-NC5, Class M1, 1.25%, due 10/25/35	10,513	(b)
	9,035		Ser. 2006-NC1, Class A4, 1.08%, due 1/25/36	8,243	(b)
	12,000		Ser. 2006-RFC1, Class A4, 1.01%, due 5/25/36	10,386	(b)
	4,457		Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 1.25%, due 10/25/35	4,063	(b)
	47,322		Chase Issuance Trust, Ser. 2016-A7, Class A7, 1.06%, due 9/16/19	47,279	(j)
			Citigroup Mortgage Loan Trust, Inc.
	782		Ser. 2005-HE2, Class M1, 1.52%, due 5/25/35	779	(b)(g)
	1,926		Ser. 2006-WFH1, Class M2, 1.14%, due 1/25/36	1,896	(b)
	691		Ser. 2006-AMC1, Class A2B, 0.93%, due 9/25/36	540	(b)
	4,727		Ser. 2006-WFH4, Class M1, 1.05%, due 11/25/36	4,297	(b)
	4,460		Countrywide Asset-Backed Certificates, Ser. 2005-15, Class M1, 1.21%, due 3/25/36	3,803	(b)
			Ellington Loan Acquisition Trust
	4,705		Ser. 2007-2, Class A2E, 1.87%, due 5/25/37	4,544	(b)(g)
	2,980		Ser. 2007-2, Class A2C, 1.87%, due 5/25/37	2,767	(b)(g)
	6,825		Ser. 2007-1, Class A2C, 2.02%, due 5/25/37	6,462	(b)(g)
	4,016		EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.89%, due 9/25/33	3,944	(b)
	5,000		FBR Securitization Trust, Ser. 2005-2, Class M2, 1.51%, due 9/25/35	4,516	(b)
	5,112		Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.90%, due 3/25/35	4,759	(b)
			First Franklin Mortgage Loan Asset Backed Certificates
	2,598		Ser. 2005-FF1, Class M1, 1.51%, due 12/25/34	2,525	(b)
	1,905		Ser. 2004-FFH4, Class M5, 2.35%, due 1/25/35	1,889	(b)
	7,574		Ser. 2005-FF3, Class M5, 1.75%, due 4/25/35	6,878	(b)
	2,006		Ser. 2005-FF5, Class M2, 1.51%, due 5/25/35	1,969	(b)
	3,425		GSAMP Trust, Ser. 2006-HE1, Class M1, 1.16%, due 1/25/36	2,965	(b)
	2,815		Home Equity Asset Trust, Ser. 2005-8, Class M1, 1.20%, due 2/25/36	2,755	(b)
	1,331		Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 2.37%, due 2/25/35	1,304	(b)
			HSI Asset Securitization Corp. Trust
	3,775		Ser. 2006-OPT1, Class M1, 1.13%, due 12/25/35	3,386	(b)
	9,370		Ser. 2006-OPT2, Class M2, 1.16%, due 1/25/36	8,516	(b)
			IndyMac Residential Asset-Backed Trust
	5,190		Ser. 2005-A, Class M6, 2.02%, due 3/25/35	4,499	(b)
	4,617		Ser. 2005-D, Class AII4, 1.12%, due 3/25/36	4,423	(b)
			JP Morgan Mortgage Acquisition Corp.
	1,767		Ser. 2005-OPT2, Class M2, 1.22%, due 12/25/35	1,685	(b)
	11,998		Ser. 2005-OPT2, Class M3, 1.25%, due 12/25/35	10,471	(b)
	6,325		Ser. 2006-ACC1, Class A5, 1.01%, due 5/25/36	6,206	(b)
	5,790		Ser. 2007-CH1, Class MV2, 1.04%, due 11/25/36	5,272	(b)
	595		Ser. 2007-HE1, Class AF1, 0.86%, due 3/25/47	344	(b)
	3,497		JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.99%, due 7/25/36	3,173	(b)
	4,595		Long Beach Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.64%, due 2/25/35	4,236	(b)
	4,180		MASTR Asset Backed Securities Trust, Ser. 2006-AM1, Class A4, 1.06%, due 1/25/36	3,620	(b)
	6,892		Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 1.05%, due 2/25/36	6,512	(b)
	7,672		Navient Student Loan Trust, Ser. 2016-6A, Class A1, 1.25%, due 3/25/66	7,680	(b)(g)
	2,572		New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 1.17%, due 10/25/35	2,539	(b)
			Newcastle Mortgage Securities Trust
	1,229		Ser. 2006-1, Class A4, 1.05%, due 3/25/36	1,219	(b)
	9,476		Ser. 2006-1, Class M2, 1.14%, due 3/25/36	8,624	(b)
			Nomura Home Equity Loan, Inc. Home Equity Loan Trust
	4,562		Ser. 2005-HE1, Class M4, 1.66%, due 9/25/35	4,327	(b)
	2,550		Ser. 2006-HE1, Class M1, 1.18%, due 2/25/36	2,498	(b)
			Park Place Securities, Inc.
	6,350		Ser. 2004-WWF1, Class M4, 2.42%, due 12/25/34	6,159	(b)
	9,335		Ser. 2004-WHQ2, Class M3, 1.81%, due 2/25/35	9,224	(b)
	1,610		Ser. 2005-WHQ3, Class M4, 1.72%, due 6/25/35	1,546	(b)
	5,490		People's Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 1.29%, due 12/25/35	5,073	(b)
	6,720		Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 1.23%, due 9/25/35	6,124	(b)
			Residential Asset Mortgage Products, Inc.
	750		Ser. 2003-RS2, Class AII, 1.45%, due 3/25/33	679	(b)
	2,250		Ser. 2005-RS4, Class M3, 1.25%, due 4/25/35	2,196	(b)
	2,000		Ser. 2005-RZ2, Class M4, 1.33%, due 5/25/35	1,838	(b)
	5,531		Ser. 2005-EFC4, Class M4, 1.36%, due 9/25/35	5,065	(b)
	2,650		Ser. 2006-EFC1, Class M2, 1.17%, due 2/25/36	2,255	(b)
	7,375		Ser. 2006-RZ1, Class M3, 1.22%, due 3/25/36	6,162	(b)
	9,197		Ser. 2005-RZ3, Class M1, 1.12%, due 8/25/36	7,521	(b)
	10,820		Ser. 2007-RZ1, Class A3, 1.02%, due 2/25/37	8,906	(b)
			Residential Asset Securities Corp.
	3,647		Ser. 2005-KS6, Class M6, 1.47%, due 7/25/35	3,113	(b)
	2,145		Ser. 2005-KS10, Class M2, 1.21%, due 11/25/35	2,046	(b)
	10,100		Ser. 2005-KS12, Class M2, 1.23%, due 1/25/36	8,816	(b)
	1,151		Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.63%, due 8/25/35	1,014	(b)
	616		Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.75%, due 7/25/34	590	(b)
			Soundview Home Equity Loan Trust
	775		Ser. 2005-DO1, Class M5, 1.73%, due 5/25/35	696	(b)
	11,530		Ser. 2005-OPT1, Class M2, 1.45%, due 6/25/35	10,648	(b)
	6,700		Ser. 2005-OPT3, Class M1, 1.24%, due 11/25/35	5,989	(b)
	5,041		Ser. 2006-1, Class A4, 1.07%, due 2/25/36	4,761	(b)
	12,000		Ser. 2006-WF2, Class M1, 0.99%, due 12/25/36	10,416	(b)
	5,735		Ser. 2007-1, Class 2A3, 0.94%, due 3/25/37	5,485	(b)
			Structured Asset Investment Loan Trust
	8,116		Ser. 2004-6, Class A3, 1.57%, due 7/25/34	7,820	(b)
	400		Ser. 2005-4, Class M3, 1.49%, due 5/25/35	376	(b)
			Structured Asset Securities Corp.
	3,818		Ser. 2005-NC2, Class M3, 1.20%, due 5/25/35	3,750	(b)
	7,780		Ser. 2005-WF4, Class M4, 1.35%, due 11/25/35	7,114	(b)
	480		Ser. 2006-AM1, Class A4, 0.93%, due 4/25/36	471	(b)
	719		Ser. 2006-NC1, Class A4, 0.92%, due 5/25/36	697	(b)

			Total Asset-Backed Securities (Cost $406,711)	437,762

Foreign Government Securities 3.6%
	5,780		Japan Int'l Cooperation Agency, 2.13%, due 10/20/26	5,389
			Mexican Bonos
MXN	237,000		Ser. M, 5.75%, due 3/5/26	10,114
	594,605		Ser. M, 7.75%, due 11/13/42	27,739
NZD	9,150		New Zealand Government Bond, 2.50%, due 9/20/35	6,856	(e)(p)
ZAR	501,590		South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41	26,574

			Total Foreign Government Securities (Cost $101,409)	76,672

NUMBER OF SHARES

Exchange Traded Funds 1.9%
	147,800		iShares iBoxx $ High Yield Corporate Bond ETF	12,909
	17,800		iShares JP Morgan USD Emerging Markets Bond ETF	1,996
	347,000		PowerShares Senior Loan Portfolio	8,085
	480,000		SPDR Bloomberg Barclays High Yield Bond ETF	17,717

			Total Exchange Traded Funds (Cost $40,403)	40,707

Investment Company 3.5%
	8,741,953		Neuberger Berman Emerging Markets Debt Fund Institutional Class(Cost $84,274)	74,831	(q)

Short-Term Investment 3.5%

Investment Company 3.5%
	76,570,286		State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $76,570)	76,570	(j)(r)

			Total Investments 120.5% (Cost $2,598,386)	2,598,314	##

			Other Assets Less Liabilities (20.5)%	(442,370)	(s)#

			Net Assets 100.0%	$2,155,944

(a)	Principal amount is stated in the currency in which the security is denominated. MXN = Mexican Peso NZD = New Zealand Dollar ZAR = South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	All or a portion of this security had not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $228,852,000 or 10.6% of net assets for the Fund. Securities denoted with (g) but without (l) have been deemed by the investment manager to be liquid.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2017, amounted to approximately $460,900,000, which represents 21.4% of net assets of the Fund.

(i)	Amount less than one thousand.
(j)
All or a portion of this security is segregated in connection with obligations for TBAs and/or when-issued securities and/or futures and/or delayed delivery securities with a total value of approximately $662,070,000.

(k)	Payment-in-kind (PIK) security.
(l)	Illiquid security.
(m)
Security fair valued as of January 31, 2017 in accordance with procedures approved by the Board of Directors. Total value of all such securities at January 31, 2017, amounted to approximately $0, which represents approximately 0.0% of net assets of the Fund.

(n)	Defaulted Security
(o)	When-issued security. Total value of all such securities at January 31, 2017, amounted to approximately $18,004,000, which represents 0.8% of net assets of the Fund.
(p)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2017 amounted to approximately $6,856,000, which represents 0.3% of net assets of the Fund.

(q)	Affiliated company as defined under the Investment Company Act of 1940 (see Note § below).
(r)	Represents 7-day effective yield as of January 31, 2017.
(s)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for the Fund were as follows:
Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/13/2017	4 Australian Dollar/United States Dollar	Long	$5,765
3/13/2017	495 Euro, 90 Day	Long	(32,764)
3/13/2017	266 Pound Sterling	Long	(25,347)
3/13/2017	97 Swedish Krona	Long	1,027,638
3/22/2017	327 U.S. Treasury Long Bond	Long	(429,240)
3/22/2017	23 U.S. Treasury Ultra Long Bond	Long	(32,045)
3/22/2017	1,045 U.S. Treasury Bond, 10 Year Ultra	Long	(286,999)
3/8/2017	161 Euro-Bobl	Short	22,135
3/8/2017	119 Euro-Bund	Short	(46,585)
3/8/2017	308 Euro-Buxl Bond, 30 Year	Short	2,924,998
3/8/2017	230 Euro-OAT	Short	752,771
3/13/2017	681 Euro	Short	(2,168,987)
3/13/2017	8 Japanese Yen	Short	(17,380)
3/13/2017	295 Mexican Peso	Short	140,482
3/13/2017	119 New Zealand Dollar	Short	(259,800)
3/13/2017	752 South African Rand	Short	(855,242)
3/14/2017	282 Canadian Dollar	Short	(828,809)
3/22/2017	1,072 U.S. Treasury Notes, 10 Year	Short	521,461
3/29/2017	425 U.K. Long Gilt Bond	Short	(321,794)
3/31/2017	151 U.S. Treasury Notes, 5 Year	Short	4,677
Total			$94,935

At January 31, 2017, the notional value of futures for the Fund was $359,104,685 for long positions and $(511,730,965) for short positions. The Fund had $12,180,451 deposited in a segregated account to cover margin requirements on open futures.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
All Telecom	$—	$7,131	$562	$7,693
Automotive	—	161	302	463
Health Care	—	9,382	2,225	11,607
Industrial Equipment	—	3,281	1,361	4,642
Telecom – Wireless	—	—	1,131	1,131
Other Loan Assignments(a)	—	98,286	—	98,286
Total Loan Assignments	—	118,241	5,581	123,822
U.S. Treasury Obligations	—	348,886	—	348,886
U.S. Government Agency Security	—	7,175	—	7,175
Mortgage-Backed Securities(a)	—	504,135	—	504,135
Corporate Bonds
Chemicals	—	2,005	0(c)	2,005
Other Corporate Bonds(a)	—	905,749	—	905,749
Total Corporate Bonds	—	907,754	0(c)	907,754
Asset-Backed Securities	—	437,762	—	437,762
Foreign Government Securities	—	76,672	—	76,672
Exchange Traded Funds	40,707	—	—	40,707
Investment Company	—	74,831	—	74,831
Short-Term Investment	—	76,570	—	76,570
Total Investments	$40,707	$2,552,026	$5,581	$2,598,314

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments:(d)
All Telecom	—	—	—	(4)	567	(1)	—	—	562	(4)
Automotive	—	—	—	—	302	—	—	—	302	—
Containers & Glass Products	386	—	—	—	—	(63)	—	(323)	—	—
Financial Intermediaries	337	—	—	—	—	—	—	(337)	—	—
Health Care	—	—	—	(8)	1,846	(1)	388	—	2,225	(8)
Industrial Equipment	—	—	—	7	1,370	(16)	—	—	1,361	7
Radio & Television	170	—	—	—	—	(170)	—	—	—	—
Telecom – Wireless	—	—	—	1	1,130	—	—	—	1,131	1
Corporate Bonds:(e)
Chemicals	—	—	—	0(c)	—	—	0(c)	—	0(c)	0(c)
Total	$893	$—	$—	$(4)	$5,215	$(251)	$388	$(660)	$5,581	$(4)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

(c)	Amount less than one thousand.

(d)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(e)	Securities categorized as Level 3 are valued based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $660,000 was transferred from Level 3 to Level 2. Also, approximately $338,000 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3), a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2017, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$5,400	—	—	$5,400
Liabilities	(5,305)	—	—	(5,305)
Total	$95	$—	$—	$95

(a)	Futures are reported at the cumulative appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a):

	Balance of Shares Held October 31, 2016	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2017	Value January 31, 2017	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class	8,666,985	74,968	—	8,741,953	$74,831,115	$928,281	$—

(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Neuberger Berman Investment Advisers LLC have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.

# As of January 31, 2017, the value of unfunded loan commitments was approximately $50,000.

(000’s omitted) Borrower	Principal Amount	Value
Kenan Advantage Group, First Lien Term Loan, 2.5%, due 7/31/17	$50	$50

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) January 31, 2017

PRINCIPAL AMOUNT(a)			VALUE	†
(000's omitted)			(000's omitted)

Loan Assignments(b) 3.5%

Air Transport 0.2%
	$110	American Airlines Inc., First Lien Term Loan B, 3.27%, due 12/14/23	$111

All Telecom 0.2%
	115	Consolidated Communications Inc., First Lien Term Loan B2, due 10/5/23	116	(c)(d)

Building & Development 0.2%
	110	DTZ, First Lien Term Loan B, 4.25%, due 11/4/21	110

Business Equipment & Services 0.5%
	110	Garda World Security, First Lien Term Loan B, 5.75%, due 11/9/20	110
	90	Genesys, First Lien Term Loan B, 5.00%, due 12/1/23	91
	110	Servicemaster Company, First Lien Term Loan B, 3.28%, due 11/8/23	110
			311
Cable & Satellite Television 0.3%
	110	Telenet, First Lien Term Loan AF, 4.00%, due 1/31/25	111
	110	Virgin Media, First Lien Term Loan I, due 1/31/25	111	(c)(d)
			222
Chemicals & Plastics 0.3%
	110	Dupont Performance Coatings, First Lien Term Loan B, due 2/1/23	111	(c)(d)
	90	Huntsman International LLC, First Lien Term Loan B, 3.96%, due 4/1/23	91
			202
Containers & Glass Products 0.1%
	55	BWAY Corporation, First Lien Term Loan B, 4.75%, due 8/14/23	55

Equipment Leasing 0.1%
	50	AER/Int'l Lease Finance Corp., First Lien Term Loan B, due 10/31/22	50	(c)(d)

Food & Drug Retailers 0.1%
	55	Albertsons LLC, First Lien Term Loan B4, due 8/25/21	55	(c)(d)

Health Care 0.2%
	108	Envision Healthcare, First Lien Term Loan B, 4.00%, due 12/1/23	109	(c)(d)

Industrial Equipment 0.3%
	110	Rexnord Corp., First Lien Term Loan B, due 8/21/23	111	(c)(d)
	63	Signode Industrial, First Lien Term Loan B, 4.00%, due 5/1/21	63
			174
Leisure Goods - Activities - Movies 0.2%
	105	Bright Horizons, First Lien Term Loan B, due 11/3/23	107	(c)(d)

Lodging & Casinos 0.2%
	110	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 11/21/23	111

Radio & Television 0.2%
	115	Sinclair Broadcasting, First Lien Term Loan B2, due 1/3/24	115	(c)(d)

Retailers (except food & drug) 0.1%
	110	Bass Pro Shops, First Lien Term Loan B, due 12/16/23	107	(c)(d)

Utilities 0.3%
	110	Texas Competitive, First Lien Term Loan B2, 4.02%, due 12/12/23	111	(c)(d)
	90	TPF II, First Lien Term Loan B, 5.00%, due 10/2/21	91
			202

		Total Loan Assignments (Cost $2,136)	2,157

U.S. Treasury Obligations 11.0%
	1,010	U.S. Treasury Bonds, 5.50%, due 8/15/28	1,307
		U.S. Treasury Inflation-Indexed Bonds
	2,873	0.38%, due 7/15/23	2,931	(e)
	601	0.25%, due 1/15/25	598	(e)
	1,155	2.00%, due 1/15/26	1,316	(e)
	382	3.88%, due 4/15/29	528	(e)

		Total U.S. Treasury Obligations (Cost $6,717)	6,680

Mortgage-Backed Securities 1.7%

Collateralized Mortgage Obligations 0.4%
	321	RAAC, Ser. 2004-SP3, Class MII1, 1.42%, due 9/25/34	276	(b)

Commercial Mortgage-Backed 0.5%
		Commercial Mortgage Trust
	1,207	Ser. 2013-CR11, Class XA, 1.15%, due 10/10/46	63	(b)(f)
	840	Ser. 2014-CR16, Class XA, 1.22%, due 4/10/47	46	(b)(f)
	966	Ser. 2014-LC15, Class XA, 1.36%, due 4/10/47	56	(b)(f)
	844	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.19%, due 6/15/47	46	(b)(f)
	1,153	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.38%, due 3/15/47	70	(b)(f)
			281
Fannie Mae 0.5%
		Pass-Through Certificates
	165	3.00%, TBA, 30 Year Maturity	163	(g)
	155	4.00%, TBA, 30 Year Maturity	163	(g)
			326
Freddie Mac 0.3%
	170	Pass-Through Certicates, 4.00%, TBA, 30 Year Maturity	178	(g)

		Total Mortgage-Backed Securities (Cost $1,177)	1,061

Corporate Bonds 37.5%

Aerospace & Defense 0.5%
		Leonardo-Finmeccanica SpA
EUR	200	4.50%, due 1/19/21	243
	50	5.25%, due 1/21/22	64
			307
Airlines 0.4%
	$218	American Airlines, Inc., 4.38%, due 10/1/22	218	(h)

Apparel 0.4%
EUR	200	Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	223	(i)

Auto Manufacturers 2.5%
	$270	Ford Motor Co., 4.35%, due 12/8/26	271	(h)
	275	General Motors Financial Co., Inc., 4.35%, due 1/17/27	273	(h)
EUR	33	GIE PSA Tresorerie, 6.00%, due 9/19/33	42
	800	Volkswagen Int'l Finance NV, 2.50%, due 12/29/49	836	(b)(i)
	100	Volvo Treasury AB, 4.20%, due 6/10/75	113	(b)(i)
			1,535
Auto Parts & Equipment 1.6%
	100	Delphi Automotive PLC, 1.60%, due 9/15/28	101
	100	Faurecia, 3.13%, due 6/15/22	111	(i)
	200	Gestamp Funding Luxembourg SA, 3.50%, due 5/15/23	225	(i)
	100	Goodyear Dunlop Tires Europe BV, 3.75%, due 12/15/23	114	(i)
	100	Grupo Antolin Dutch BV, 4.75%, due 4/1/21	111	(i)
	300	Schaeffler Finance BV, 3.50%, due 5/15/22	332	(i)
			994
Banks 4.8%
	$220	Bank of America Corp., Ser. U, 5.20%, due 12/31/49	216	(b)(h)
		Barclays PLC
GBP	100	3.25%, due 2/12/27	121	(i)
	$380	4.34%, due 1/10/28	378	(h)
EUR	500	Commerzbank AG, 4.00%, due 3/23/26	544	(i)
	$305	Fifth Third Bancorp, Ser. J, 4.90%, due 12/29/49	295	(b)(h)
	280	Goldman Sachs Group, Inc., Ser. L, 5.70%, due 12/29/49	289	(b)(h)
	130	JPMorgan Chase & Co., Ser. R, 6.00%, due 12/29/49	133	(b)(h)
	300	Morgan Stanley, Ser. H, 5.45%, due 7/29/49	304	(b)(h)
EUR	500	Royal Bank of Scotland Group PLC, 3.63%, due 3/25/24	547	(b)(i)
GBP	100	TSB Banking Group PLC, 5.75%, due 5/6/26	132	(b)
			2,959
Building Materials 0.4%
EUR	100	Cemex SAB de CV, 4.38%, due 3/5/23	111	(i)
	36	HeidelbergCement AG, 2.25%, due 6/3/24	41	(i)
	90	Wienerberger AG, 6.50%, due 12/29/49	103	(b)
			255
Chemicals 0.7%
	150	Huntsman Int'l LLC, 4.25%, due 4/1/25	164
	125	Ineos Finance PLC, 4.00%, due 5/1/23	140	(i)
	100	Solvay Finance SA, 5.87%, due 6/3/24	119	(b)(i)
			423
Commercial Services 0.4%
	58	Avis Budget Finance PLC, 6.00%, due 3/1/21	65	(i)
	150	IVS Group SA, 4.50%, due 11/15/22	170	(i)
			235
Computers 0.5%
	$290	HP Enterprise Co., 4.90%, due 10/15/25	302	(h)

Diversified Financial Services 0.5%
	275	Int'l Lease Finance Corp., 4.63%, due 4/15/21	288

Electric 1.7%
EUR	100	EDP - Energias de Portugal SA, 5.38%, due 9/16/75	112	(b)(i)(j)
GBP	400	Electricite de France SA, 6.00%, due 12/29/49	485	(b)(i)
EUR	200	EnBW Energie Baden-Wuerttemberg AG, 3.63%, due 4/2/76	220	(b)(i)
	100	Enel SpA, 5.00%, due 1/15/75	114	(b)(i)
	100	Gas Natural Fenosa Finance BV, 3.38%, due 12/29/49	102	(b)(i)
			1,033
Electrical Components & Equipment 0.4%
	200	Belden, Inc., 5.50%, due 4/15/23	230	(i)

Energy - Alternate Resources 0.6%
GBP	300	Infinis PLC, 7.00%, due 2/15/19	384	(i)

Entertainment 0.5%
	100	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	133	(i)
EUR	150	Merlin Entertainments PLC, 2.75%, due 3/15/22	170	(i)
			303
Food 1.2%
GBP	53	Bakkavor Finance 2 PLC, 8.25%, due 2/15/18	67	(i)
EUR	200	Campofrio Food Group SA, 3.38%, due 3/15/22	225	(i)
GBP	100	Moy Park BondCo PLC, 6.25%, due 5/29/21	131	(i)
		Tesco PLC
	100	Ser. 68, 6.13%, due 2/24/22	143
	115	5.50%, due 1/13/33	150
			716
Gas 0.4%
EUR	210	Centrica PLC, 3.00%, due 4/10/76	225	(b)(i)

Insurance 2.9%
	$470	ING US, Inc., 5.65%, due 5/15/53	472	(b)(h)
	215	MetLife, Inc., Ser. C, 5.25%, due 12/29/49	220	(b)(h)
GBP	750	PGH Capital Ltd., 5.75%, due 7/7/21	1,052	(i)
			1,744
Iron - Steel 0.3%
EUR	150	thyssenkrupp AG, 2.75%, due 3/8/21	170	(i)

Leisure Time 0.3%
	150	Cirsa Funding Luxembourg SA, 5.88%, due 5/15/23	168	(i)

Lodging 0.2%
	100	NH Hotel Group SA, 3.75%, due 10/1/23	112	(i)

Media 4.1%
	100	Altice Luxembourg SA, 6.25%, due 2/15/25	113	(i)
	$420	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	440	(h)
EUR	275	LGE HoldCo VI BV, 7.13%, due 5/15/24	338	(i)
	300	Numericable-SFR SA, 5.63%, due 5/15/24	342	(i)
	150	Telenet Finance V Luxembourg SCA, 6.75%, due 8/15/24	179	(i)
	120	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	145	(i)
	150	UPC Holding BV, 6.38%, due 9/15/22	171	(i)
		Viacom, Inc.
	$365	3.45%, due 10/4/26	339	(h)
	245	4.38%, due 3/15/43	201	(h)
		Virgin Media Secured Finance PLC
GBP	100	5.13%, due 1/15/25	130	(i)
	100	4.88%, due 1/15/27	125	(i)
			2,523
Mining 0.5%
	200	BHP Billiton Finance Ltd., 6.50%, due 10/22/77	281	(b)(i)

Oil & Gas 2.1%
EUR	100	Gazprom OAO Via Gaz Capital SA, 4.63%, due 10/15/18	114	(i)
	$255	Hess Corp., 4.30%, due 4/1/27	255	(h)
GBP	150	Petrobras Global Finance BV, 6.25%, due 12/14/26	181
EUR	700	TOTAL SA, 2.25%, due 12/29/49	747	(b)(i)
			1,297
Packaging & Containers 1.5%
	150	Ardagh Packaging Finance PLC, 4.25%, due 1/15/22	167	(i)
	200	Crown European Holdings SA, 4.00%, due 7/15/22	237	(i)
	100	Kloeckner Pentaplast of America, Inc., 7.13%, due 11/1/20	113	(i)
	100	OI European Group BV, 6.75%, due 9/15/20	129	(i)
	100	Sealed Air Corp., 4.50%, due 9/15/23	120	(i)
	110	SIG Combibloc Holdings SCA, 7.75%, due 2/15/23	127	(i)
			893
Pharmaceuticals 0.5%
	$275	Mylan NV, 3.95%, due 6/15/26	287	(k)

Pipelines 0.4%
	275	Energy Transfer Partners L.P., 4.20%, due 4/15/27	273	(h)

Real Estate Investment Trust 1.4%
	305	EPR Properties, 4.50%, due 4/1/25	301	(h)
GBP	200	Iron Mountain Europe PLC, 6.13%, due 9/15/22	268	(i)
	$310	Omega Healthcare Investors, Inc., 5.25%, due 1/15/26	319	(h)
			888
Retail 0.9%
GBP	100	Debenhams PLC, 5.25%, due 7/15/21	132	(i)
EUR	150	Dufry Finance SCA, 4.50%, due 8/1/23	174	(i)
	100	PVH Corp., 3.63%, due 7/15/24	111	(i)
GBP	100	Stonegate Pub Co. Financing PLC, 5.75%, due 4/15/19	128	(i)
			545
Savings & Loans 0.7%
	350	Nationwide Building Society, 6.88%, due 12/29/49	444	(b)(i)

Software 0.2%
EUR	100	IMS Heath, Inc., 4.13%, due 4/1/23	113	(i)

Telecommunications 3.5%
	275	AT&T, Inc., 4.13%, due 2/17/26	276
GBP	100	Koninklijke KPN NV, 6.88%, due 3/14/73	136	(b)(i)
EUR	100	Matterhorn Telecom Holding SA, 4.88%, due 5/1/23	110	(i)
	150	Play Finance 2 SA, 5.25%, due 2/1/19	164	(i)
	200	SoftBank Group Corp., 4.00%, due 7/30/22	236	(i)
	100	TDC A/S, 3.50%, due 2/26/3015	106	(b)(i)
		Telecom Italia SpA
	50	5.25%, due 2/10/22	62	(i)
	100	3.25%, due 1/16/23	112	(i)
	250	3.63%, due 1/19/24	284	(i)
		Telefonica Europe BV
	100	5.88%, due 3/31/49	114	(b)(i)
	100	7.63%, due 9/29/49	124	(b)(i)
	100	Verizon Communications, Inc., 1.38%, due 11/2/28	101
	300	Wind Acquisition Finance SA, 7.00%, due 4/23/21	337	(i)
			2,162
Transportation 0.5%
	250	Russian Railways via RZD Capital PLC, 4.60%, due 3/6/23	301	(i)

		Total Corporate Bonds (Cost $23,560)	22,831

Asset-Backed Securities 16.2%
	$330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1.54%, due 10/25/35	293	(b)
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 1.04%, due 4/25/36	145	(b)
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 1.26%, due 10/25/35	128	(b)
		Bear Stearns Asset Backed Securities Trust
	229	Ser. 2004-SD3, Class M2, 2.01%, due 9/25/34	219	(b)
	483	Ser. 2005-SD2, Class 1M2, 1.77%, due 3/25/35	446	(b)
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 1.01%, due 5/25/36	281	(b)
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 1.25%, due 10/25/35	283	(b)
		Ellington Loan Acquisition Trust
	124	Ser. 2007-2, Class A2E, 1.87%, due 5/25/37	120	(b)(k)
	240	Ser. 2007-2, Class A2C, 1.87%, due 5/25/37	223	(b)(k)
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.75%, due 4/25/35	259	(b)
	192	GSAA Home Equity Trust, Ser. 2005-10, Class M4, 1.42%, due 6/25/35	177	(b)
	140	Home Equity Mortgage Loan Asset-Backed Trust, Ser. 2005-A, Class M6, 2.02%, due 3/25/35	121	(b)
	145	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.90%, due 5/25/32	139	(b)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 1.14%, due 3/25/36	300	(b)
		Park Place Securities, Inc.
	62	Ser. 2004-WHQ1, Class M4, 2.50%, due 9/25/34	54	(b)
	740	Ser. 2005-WHQ4, Class M2, 1.26%, due 9/25/35	635	(b)
	169	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 1.20%, due 11/25/35	158	(b)
		Renaissance Home Equity Loan Trust
	1,268	Ser. 2005-1, Class AV3, 1.10%, due 5/25/35	1,117	(b)
	223	Ser. 2005-2, Class AV3, 1.14%, due 8/25/35	194	(b)
		Residential Asset Mortgage Products, Inc.
	140	Ser. 2005-RZ1, Class M5, 1.40%, due 10/25/34	134	(b)
	650	Ser. 2006-EFC4, Class M4, 1.36%, due 9/25/35	595	(b)
	1,710	Ser. 2005-RZ4, Class M3, 1.29%, due 11/25/35	1,464	(b)
	1,750	Ser. 2006-EFC1, Class M2, 1.17%, due 2/25/36	1,489	(b)
	170	Ser. 2006-RZ3, Class M1, 1.12%, due 8/25/36	139	(b)
	280	Ser. 2007-RZ1, Class A3, 1.02%, due 2/25/37	231	(b)
	170	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.75%, due 7/25/34	163	(b)
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 1.24%, due 11/25/35	116	(b)
		Structured Asset Securities Corp.
	185	Ser. 2005-WF4, Class M4, 1.35%, due 11/25/35	169	(b)
	114	Ser. 2006-AM1, Class A4, 0.93%, due 4/25/36	112	(b)

		Total Asset-Backed Securities (Cost $9,473)	9,904

Foreign Government Securities 5.8%
EUR	740	Bundesrepublik Deutschland, 5.50%, due 1/4/31	1,313	(i)
		Mexican Bonos
MXN	14,190	Ser. M, 8.00%, due 12/7/23	706
	16,510	Ser. M, 7.75%, due 11/13/42	770
ZAR	14,005	South Africa Government Bond, Ser. R214, 6.50%, due 2/28/41	742

		Total Foreign Government Securities (Cost $4,263)	3,531

NUMBER OF SHARES

Exchange Traded Funds 5.3%
	18,500	iShares iBoxx $ High Yield Corporate Bond ETF	1,615
	44,400	SPDR Barclays Capital High Yield Bond ETF	1,639

		Total Exchange Traded Funds (Cost $2,861)	3,254

Short-Term Investment 3.5%

Investment Company 3.5%
	2,130,792	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.47% (Cost $2,131)	2,131	(h)(l)

		Total Investments 84.5% (Cost $52,318)	51,549	##

		Other Assets Less Liabilities 15.5%	9,420	(m)

		Net Assets 100.0%	$60,969

(a)	Principal amount is stated in the currency in which the security is denominated. EUR = Euro GBP = Pound Sterling MXN = Mexican Peso ZAR = South African Rand
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2017 and changes periodically.
(c)	All or a portion of this security has not settled as of January 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2017, amounted to approximately $504,000, which represents 0.8% of net assets of the Fund.

(h)	All or a portion of this security is segregated in connection with obligations for TBAs and/or futures and/or forwards and/or swaps contracts with a total value of approximately $7,630,000.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2017, amounted to approximately $16,370,000, which represents 26.8% of net assets of the Fund.

(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger.  The interest rate shown was the current rate as of January 31, 2017.

(k)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2017, these securities amounted to approximately $630,000 or 1.0% of net assets for the Fund. These securities have been deemed by the investment manager to be liquid.

(l)	Rate represents 7-day effective yield as of January 31, 2017.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited)(cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2017, open positions in futures for Unconstrained Bond Fund were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
3/15/2017	39 Australian Bond, 10 Year	Long	$12,391
3/22/2017	20 U.S. Treasury Bond, 10 Year Ultra	Long	(12,463)
3/22/2017	33 U.S. Treasury Ultra Long Bond	Long	(45,978)
3/8/2017	30 Euro-Bund	Short	45,642
3/8/2017	28 Euro-Buxl Bond, 30 Year	Short	265,909
3/8/2017	39 Euro-OAT	Short	126,029
3/22/2017	31 U.S. Treasury Bond, 10 Year Ultra	Short	20,521
3/22/2017	1 U.S. Treasury Long Bond	Short	926
3/22/2017	192 U.S. Treasury Note, 10 Year	Short	93,396
3/29/2017	15 UK Long Gilt Bond	Short	(5,589)
3/31/2017	35 U.S. Treasury Note, 5 Year	Short	10,499
Total			$511,283

At January 31, 2017, the notional value of futures for the Fund was $11,780,511 for long positions and $(51,200,229) for short positions. The Fund had $606,434 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2017, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
1,440,410	Australian Dollar	$1,035,348	Goldman Sachs International	2/15/2017	$56,716
584,588	Australian Dollar	431,718	Goldman Sachs International	2/15/2017	11,494
296,780	Australian Dollar	224,781	Goldman Sachs International	2/15/2017	226
45,219	Australian Dollar	34,167	Goldman Sachs International	2/15/2017	116
47,114	Australian Dollar	36,193	Goldman Sachs International	2/15/2017	(473)
90,074	Australian Dollar	69,194	Goldman Sachs International	2/15/2017	(904)
1,089,054	Australian Dollar	835,223	Goldman Sachs International	2/15/2017	(9,544)
82,623	Australian Dollar	62,636	Royal Bank of Canada	2/15/2017	5
45,830	Australian Dollar	35,208	Royal Bank of Canada	2/15/2017	(462)
58,687	Australian Dollar	45,056	Royal Bank of Canada	2/15/2017	(562)
251,768	Australian Dollar	188,397	Societe Generale	2/15/2017	2,484
179,535	Australian Dollar	133,818	Societe Generale	2/15/2017	2,299
72,334	Australian Dollar	54,545	Societe Generale	2/15/2017	296
1,822,707	Australian Dollar	1,400,202	Societe Generale	2/15/2017	(18,295)
570,835	Australian Dollar	420,534	State Street Bank and Trust Company	2/15/2017	12,251
363,478	Australian Dollar	270,522	State Street Bank and Trust Company	2/15/2017	5,053
208,341	Australian Dollar	152,942	State Street Bank and Trust Company	2/15/2017	5,014
45,831	Australian Dollar	33,644	State Street Bank and Trust Company	2/15/2017	1,103
55,054	Australian Dollar	41,033	State Street Bank and Trust Company	2/15/2017	707
168,486	Australian Dollar	128,024	State Street Bank and Trust Company	2/15/2017	(284)
53,469	Australian Dollar	41,064	State Street Bank and Trust Company	2/15/2017	(526)
386,679	Canadian Dollar	286,164	Goldman Sachs International	2/15/2017	11,033
228,675	Canadian Dollar	169,856	Goldman Sachs International	2/15/2017	5,901
457,850	Canadian Dollar	348,745	Goldman Sachs International	2/15/2017	3,153
846,175	Canadian Dollar	632,434	Royal Bank of Canada	2/15/2017	17,926
644,950	Canadian Dollar	492,505	Royal Bank of Canada	2/15/2017	3,196
20,909	Canadian Dollar	15,627	Royal Bank of Canada	2/15/2017	443
17,183,327	Canadian Dollar	12,850,412	Societe Generale	2/15/2017	356,492
92,416	Canadian Dollar	68,875	Societe Generale	2/15/2017	2,155
82,790	Canadian Dollar	61,795	Societe Generale	2/15/2017	1,836
341,674	Canadian Dollar	261,022	Societe Generale	2/15/2017	1,584
1,574,228	Canadian Dollar	1,177,433	State Street Bank and Trust Company	2/15/2017	32,500
437,964	Canadian Dollar	327,720	State Street Bank and Trust Company	2/15/2017	8,894
213,529	Canadian Dollar	160,369	State Street Bank and Trust Company	2/15/2017	3,747
92,096	Canadian Dollar	69,376	State Street Bank and Trust Company	2/15/2017	1,408
157,369	Canadian Dollar	120,129	Royal Bank of Canada	5/11/2017	937
438,660	Euro	456,992	Goldman Sachs International	2/15/2017	16,759
380,302	Euro	405,341	Goldman Sachs International	2/15/2017	5,383
101,004	Euro	105,316	Goldman Sachs International	2/15/2017	3,768
36,694	Euro	38,452	Goldman Sachs International	2/15/2017	1,178
38,059	Euro	40,235	Goldman Sachs International	2/15/2017	868
59,272	Euro	63,263	Goldman Sachs International	2/15/2017	750
118,338	Euro	127,262	Goldman Sachs International	2/15/2017	542
42,057	Euro	44,905	Goldman Sachs International	2/15/2017	516
91,400	Euro	98,293	Goldman Sachs International	2/15/2017	419
176,462	Euro	190,625	Goldman Sachs International	2/15/2017	(47)
16,260	Euro	17,752	Goldman Sachs International	2/15/2017	(191)
379,838	Euro	411,959	Goldman Sachs International	2/15/2017	(1,735)
368,962	Euro	409,725	Goldman Sachs International	2/15/2017	(11,248)
638,553	Euro	707,868	Goldman Sachs International	2/15/2017	(18,234)
2,739,040	Euro	3,036,363	Goldman Sachs International	2/15/2017	(78,212)
473,439	Euro	506,430	Royal Bank of Canada	2/15/2017	4,882
54,474	Euro	56,988	Royal Bank of Canada	2/15/2017	1,844
49,076	Euro	51,857	Royal Bank of Canada	2/15/2017	1,145
52,684	Euro	56,355	Royal Bank of Canada	2/15/2017	543
105,312	Euro	113,317	Royal Bank of Canada	2/15/2017	420
17,501	Euro	18,672	Royal Bank of Canada	2/15/2017	229
116,920	Euro	128,866	Royal Bank of Canada	2/15/2017	(2,593)
357,563	Euro	380,172	Societe Generale	2/15/2017	5,994
104,472	Euro	109,152	Societe Generale	2/15/2017	3,677
144,429	Euro	154,292	Societe Generale	2/15/2017	1,690
88,478	Euro	94,520	Societe Generale	2/15/2017	1,036
78,849	Euro	84,287	Societe Generale	2/15/2017	870
44,989	Euro	48,756	Societe Generale	2/15/2017	(168)
101,315	Euro	112,432	Societe Generale	2/15/2017	(3,013)
402,828	Euro	446,561	Societe Generale	2/15/2017	(11,509)
766,978	Euro	806,516	State Street Bank and Trust Company	2/15/2017	21,817
470,770	Euro	503,200	State Street Bank and Trust Company	2/15/2017	5,229
252,281	Euro	269,570	State Street Bank and Trust Company	2/15/2017	2,893
69,491	Euro	72,804	State Street Bank and Trust Company	2/15/2017	2,246
127,114	Euro	135,113	State Street Bank and Trust Company	2/15/2017	2,170
50,130	Euro	52,267	State Street Bank and Trust Company	2/15/2017	1,873
279,115	Euro	299,954	State Street Bank and Trust Company	2/15/2017	1,489
83,047	Euro	88,551	State Street Bank and Trust Company	2/15/2017	1,140
53,869	Euro	57,117	State Street Bank and Trust Company	2/15/2017	1,062
127,900	Euro	137,415	State Street Bank and Trust Company	2/15/2017	716
45,869	Euro	48,942	State Street Bank and Trust Company	2/15/2017	597
14,826	Euro	16,437	State Street Bank and Trust Company	2/15/2017	(425)
81,913	Euro	90,816	State Street Bank and Trust Company	2/15/2017	(2,350)
125,080	Euro	138,674	State Street Bank and Trust Company	2/15/2017	(3,588)
587,996	Euro	651,900	State Street Bank and Trust Company	2/15/2017	(16,866)
703,755	Euro	756,478	Royal Bank of Canada	5/11/2017	6,688
4,169,417	Japanese Yen	40,048	Goldman Sachs International	2/15/2017	(3,109)
33,187,648	Japanese Yen	300,801	Goldman Sachs International	2/15/2017	(6,776)
37,776,889	Japanese Yen	347,076	Goldman Sachs International	2/15/2017	(12,393)
22,969,563	Japanese Yen	216,834	Goldman Sachs International	2/15/2017	(13,336)
12,626,071	Japanese Yen	108,513	Royal Bank of Canada	2/15/2017	3,348
5,261,577	Japanese Yen	50,699	Royal Bank of Canada	2/15/2017	(4,085)
110,362,059	Japanese Yen	1,060,107	Royal Bank of Canada	2/15/2017	(82,357)
460,003,956	Japanese Yen	4,418,671	Royal Bank of Canada	2/15/2017	(343,277)
33,595,585	Japanese Yen	294,136	Societe Generale	2/15/2017	3,503
15,626,464	Japanese Yen	137,188	Societe Generale	2/15/2017	1,254
30,412,658	Japanese Yen	270,471	Societe Generale	2/15/2017	(1,031)
31,364,157	Japanese Yen	291,082	Societe Generale	2/15/2017	(13,212)
37,894,391	Japanese Yen	364,213	Societe Generale	2/15/2017	(28,488)
79,712,011	Japanese Yen	765,731	Societe Generale	2/15/2017	(59,524)
45,670,737	Japanese Yen	387,679	State Street Bank and Trust Company	2/15/2017	16,940
42,947,831	Japanese Yen	373,163	State Street Bank and Trust Company	2/15/2017	7,332
25,765,080	Japanese Yen	224,928	State Street Bank and Trust Company	2/15/2017	3,337
13,695,110	Japanese Yen	120,180	State Street Bank and Trust Company	2/15/2017	1,152
40,420,704	Japanese Yen	359,401	State Street Bank and Trust Company	2/15/2017	(1,294)
2,067,123	Mexican Peso	94,999	Goldman Sachs International	2/15/2017	3,945
3,072,488	Mexican Peso	144,489	Goldman Sachs International	2/15/2017	2,577
732,656	Mexican Peso	35,199	Goldman Sachs International	2/15/2017	(130)
2,460,390	Mexican Peso	118,413	Goldman Sachs International	2/15/2017	(645)
2,628,354	Mexican Peso	139,549	Goldman Sachs International	2/15/2017	(13,742)
2,876,571	Mexican Peso	152,728	Goldman Sachs International	2/15/2017	(15,040)
1,412,431	Mexican Peso	68,469	Societe Generale	2/15/2017	(862)
2,679,239	Mexican Peso	126,787	State Street Bank and Trust Company	2/15/2017	1,456
1,651,114	Mexican Peso	78,519	State Street Bank and Trust Company	2/15/2017	512
1,091,426	Mexican Peso	52,309	State Street Bank and Trust Company	2/15/2017	(67)
756,978	Mexican Peso	36,439	State Street Bank and Trust Company	2/15/2017	(206)
843,061	Mexican Peso	40,669	State Street Bank and Trust Company	2/15/2017	(315)
1,294,157	Mexican Peso	62,319	State Street Bank and Trust Company	2/15/2017	(373)
2,374,095	Mexican Peso	114,525	State Street Bank and Trust Company	2/15/2017	(887)
432,105	Mexican Peso	22,950	State Street Bank and Trust Company	2/15/2017	(2,267)
4,085,910	Mexican Peso	217,007	State Street Bank and Trust Company	2/15/2017	(21,433)
113,929	New Zealand Dollar	80,143	Goldman Sachs International	2/15/2017	3,414
749,838	New Zealand Dollar	547,052	Goldman Sachs International	2/15/2017	2,889
29,159	New Zealand Dollar	21,273	Goldman Sachs International	2/15/2017	112
8,289,722	New Zealand Dollar	6,049,093	Royal Bank of Canada	2/15/2017	30,695
180,140	New Zealand Dollar	130,602	Royal Bank of Canada	2/15/2017	1,515
145,855	New Zealand Dollar	106,423	Royal Bank of Canada	2/15/2017	549
2,427,553	New Zealand Dollar	1,771,089	Societe Generale	2/15/2017	9,309
279,855	New Zealand Dollar	198,560	Societe Generale	2/15/2017	6,689
427,663	New Zealand Dollar	308,434	Societe Generale	2/15/2017	5,220
70,581	New Zealand Dollar	50,078	Societe Generale	2/15/2017	1,687
418,552	New Zealand Dollar	306,093	Societe Generale	2/15/2017	878
1,327,029	New Zealand Dollar	915,876	State Street Bank and Trust Company	2/15/2017	57,384
521,024	New Zealand Dollar	364,107	State Street Bank and Trust Company	2/15/2017	18,019
364,267	New Zealand Dollar	254,685	State Street Bank and Trust Company	2/15/2017	12,473
251,550	New Zealand Dollar	176,787	State Street Bank and Trust Company	2/15/2017	7,703
171,927	New Zealand Dollar	120,557	State Street Bank and Trust Company	2/15/2017	5,536
353,882	New Zealand Dollar	254,921	State Street Bank and Trust Company	2/15/2017	4,621
389,312	New Zealand Dollar	281,763	State Street Bank and Trust Company	2/15/2017	3,763
56,357	New Zealand Dollar	39,518	State Street Bank and Trust Company	2/15/2017	1,815
2,059,773	Norwegian Krona	241,057	Goldman Sachs International	2/15/2017	8,696
1,281,918	Norwegian Krona	150,782	Goldman Sachs International	2/15/2017	4,654
1,628,509	Norwegian Krona	194,163	Goldman Sachs International	2/15/2017	3,298
495,182	Norwegian Krona	56,920	Goldman Sachs International	2/15/2017	3,122
800,133	Norwegian Krona	94,518	Goldman Sachs International	2/15/2017	2,500
2,283,205	Norwegian Krona	269,901	Royal Bank of Canada	2/15/2017	6,944
1,248,304	Norwegian Krona	146,276	Royal Bank of Canada	2/15/2017	5,084
1,454,111	Norwegian Krona	175,233	Royal Bank of Canada	2/15/2017	1,081
1,792,764	Norwegian Krona	217,767	Royal Bank of Canada	2/15/2017	(389)
3,113,376	Norwegian Krona	368,060	Societe Generale	2/15/2017	9,445
1,100,687	Norwegian Krona	129,457	Societe Generale	2/15/2017	4,004
3,556,569	Norwegian Krona	432,807	Societe Generale	2/15/2017	(1,564)
24,868,653	Norwegian Krona	3,019,609	Societe Generale	2/15/2017	(4,219)
1,984,260	Norwegian Krona	230,980	State Street Bank and Trust Company	2/15/2017	9,616
2,862,244	Norwegian Krona	341,338	State Street Bank and Trust Company	2/15/2017	5,716
624,191	Norwegian Krona	72,616	State Street Bank and Trust Company	2/15/2017	3,069
1,834,849	Norwegian Krona	219,801	State Street Bank and Trust Company	2/15/2017	2,680
391,975	Norwegian Krona	46,028	State Street Bank and Trust Company	2/15/2017	1,500
1,372,430	Pound Sterling	1,704,997	Goldman Sachs International	2/15/2017	21,885
121,702	Pound Sterling	149,608	Goldman Sachs International	2/15/2017	3,525
362,771	Pound Sterling	458,327	Goldman Sachs International	2/15/2017	(1,864)
424,459	Pound Sterling	527,891	Royal Bank of Canada	2/15/2017	6,191
193,934	Pound Sterling	238,940	Royal Bank of Canada	2/15/2017	5,080
167,925	Pound Sterling	208,845	Royal Bank of Canada	2/15/2017	2,450
67,902	Pound Sterling	84,326	Royal Bank of Canada	2/15/2017	1,112
32,492	Pound Sterling	40,103	Royal Bank of Canada	2/15/2017	780
38,476	Pound Sterling	47,850	Royal Bank of Canada	2/15/2017	564
47,713	Pound Sterling	59,816	Royal Bank of Canada	2/15/2017	220
81,617	Pound Sterling	101,369	Societe Generale	2/15/2017	1,327
140,637	Pound Sterling	175,744	Societe Generale	2/15/2017	1,215
68,393	Pound Sterling	85,240	Societe Generale	2/15/2017	817
34,630	Pound Sterling	43,898	Societe Generale	2/15/2017	(325)
114,246	Pound Sterling	144,316	Societe Generale	2/15/2017	(564)
167,479	Pound Sterling	212,607	Societe Generale	2/15/2017	(1,874)
76,608	Pound Sterling	92,921	State Street Bank and Trust Company	2/15/2017	3,472
69,353	Pound Sterling	85,776	State Street Bank and Trust Company	2/15/2017	1,489
75,990	Pound Sterling	94,421	State Street Bank and Trust Company	2/15/2017	1,194
85,112	Pound Sterling	106,133	Royal Bank of Canada	5/11/2017	1,186
20,527,004	South African Rand	1,513,278	Royal Bank of Canada	2/15/2017	6,650
20,119,827	Swedish Krona	2,239,318	Goldman Sachs International	2/15/2017	62,113
1,719,258	Swedish Krona	187,969	Goldman Sachs International	2/15/2017	8,690
2,523,809	Swedish Krona	283,749	Goldman Sachs International	2/15/2017	4,940
26,761,960	Swedish Krona	2,977,786	Royal Bank of Canada	2/15/2017	83,413
2,765,595	Swedish Krona	307,394	Royal Bank of Canada	2/15/2017	8,952
740,068	Swedish Krona	81,665	Royal Bank of Canada	2/15/2017	2,989
652,123	Swedish Krona	72,126	Royal Bank of Canada	2/15/2017	2,468
953,586	Swedish Krona	104,541	Societe Generale	2/15/2017	4,536
945,554	Swedish Krona	103,687	Societe Generale	2/15/2017	4,471
652,935	Swedish Krona	71,159	Societe Generale	2/15/2017	3,528
3,201,120	Swedish Krona	347,955	State Street Bank and Trust Company	2/15/2017	18,209
2,854,044	Swedish Krona	317,575	State Street Bank and Trust Company	2/15/2017	8,889
1,845,883	Swedish Krona	202,540	State Street Bank and Trust Company	2/15/2017	8,604
954,921	Swedish Krona	102,261	State Street Bank and Trust Company	2/15/2017	6,968
1,228,309	Swedish Krona	135,282	State Street Bank and Trust Company	2/15/2017	5,220
3,405,421	Swedish Krona	385,003	State Street Bank and Trust Company	2/15/2017	4,531
110,572	Swiss Franc	109,905	Goldman Sachs International	2/15/2017	1,905
254,094	Swiss Franc	256,759	Goldman Sachs International	2/15/2017	179
214,543	Swiss Franc	221,142	Goldman Sachs International	2/15/2017	(4,197)
62,213	Swiss Franc	62,309	Royal Bank of Canada	2/15/2017	600
49,163	Swiss Franc	48,557	Societe Generale	2/15/2017	1,157
77,824	Swiss Franc	78,236	Societe Generale	2/15/2017	459
201,471	Swiss Franc	196,823	State Street Bank and Trust Company	2/15/2017	6,903
119,947	Swiss Franc	118,416	State Street Bank and Trust Company	2/15/2017	2,874
178,040	Swiss Franc	177,667	State Street Bank and Trust Company	2/15/2017	2,366
230,861	Swiss Franc	231,188	State Street Bank and Trust Company	2/15/2017	2,257
56,021	Swiss Franc	55,559	State Street Bank and Trust Company	2/15/2017	1,089
797,148	Swiss Franc	831,961	State Street Bank and Trust Company	2/15/2017	(25,890)
7,070,140	Swiss Franc	7,285,049	State Street Bank and Trust Company	2/15/2017	(135,766)
Total					$275,175

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

882,819	Australian Dollar	$678,177	Goldman Sachs International	2/15/2017	$8,858
53,576	Australian Dollar	40,109	Goldman Sachs International	2/15/2017	(510)
198,819	Australian Dollar	148,298	Goldman Sachs International	2/15/2017	(2,439)
68,612	Australian Dollar	49,083	Goldman Sachs International	2/15/2017	(2,936)
700,895	Australian Dollar	524,715	Goldman Sachs International	2/15/2017	(6,677)
1,253,342	Australian Dollar	962,861	Royal Bank of Canada	2/15/2017	12,625
57,473	Australian Dollar	43,996	Royal Bank of Canada	2/15/2017	422
426,424	Australian Dollar	321,934	Royal Bank of Canada	2/15/2017	(1,364)
76,440	Australian Dollar	56,196	Royal Bank of Canada	2/15/2017	(1,758)
143,176	Australian Dollar	104,307	Royal Bank of Canada	2/15/2017	(4,244)
111,741	Australian Dollar	85,839	Societe Generale	2/15/2017	1,122
83,202	Australian Dollar	62,453	Societe Generale	2/15/2017	(628)
151,507	Australian Dollar	111,721	Societe Generale	2/15/2017	(3,145)
284,060	Australian Dollar	211,565	Societe Generale	2/15/2017	(3,799)
3,431,209	Australian Dollar	2,635,169	State Street Bank and Trust Company	2/15/2017	33,758
274,853	Australian Dollar	206,850	State Street Bank and Trust Company	2/15/2017	(1,533)
119,362	Australian Dollar	88,083	State Street Bank and Trust Company	2/15/2017	(2,413)
268,693	Australian Dollar	198,459	State Street Bank and Trust Company	2/15/2017	(5,253)
343,165	Australian Dollar	254,430	State Street Bank and Trust Company	2/15/2017	(5,745)
1,214,849	Australian Dollar	915,260	State Street Bank and Trust Company	2/15/2017	(5,792)
521,552	Australian Dollar	384,682	State Street Bank and Trust Company	2/15/2017	(10,739)
135,978	Australian Dollar	102,443	Royal Bank of Canada	5/11/2017	(450)
63,124	Canadian Dollar	46,666	Goldman Sachs International	2/15/2017	(1,850)
360,737	Canadian Dollar	272,344	Goldman Sachs International	2/15/2017	(4,914)
421,814	Canadian Dollar	315,333	Goldman Sachs International	2/15/2017	(8,869)
566,342	Canadian Dollar	421,342	Goldman Sachs International	2/15/2017	(13,942)
1,389,179	Canadian Dollar	1,033,435	Goldman Sachs International	2/15/2017	(34,272)
1,799,783	Canadian Dollar	1,345,904	Goldman Sachs International	2/15/2017	(37,388)
83,291	Canadian Dollar	62,052	Royal Bank of Canada	2/15/2017	(1,965)
180,958	Canadian Dollar	134,667	Royal Bank of Canada	2/15/2017	(4,415)
408,266	Canadian Dollar	307,091	Royal Bank of Canada	2/15/2017	(6,697)
16,981,074	Canadian Dollar	12,691,718	Royal Bank of Canada	2/15/2017	(359,737)
45,677	Canadian Dollar	34,159	Societe Generale	2/15/2017	(948)
322,031	Canadian Dollar	244,810	Societe Generale	2/15/2017	(2,699)
180,458	Canadian Dollar	134,599	Societe Generale	2/15/2017	(4,099)
430,848	Canadian Dollar	322,673	Societe Generale	2/15/2017	(8,472)
274,564	Canadian Dollar	205,707	State Street Bank and Trust Company	2/15/2017	(5,319)
1,086,004	Canadian Dollar	828,644	State Street Bank and Trust Company	2/15/2017	(6,046)
225,107	Canadian Dollar	166,795	State Street Bank and Trust Company	2/15/2017	(6,219)
540,917	Canadian Dollar	401,068	State Street Bank and Trust Company	2/15/2017	(14,674)
821,414	Canadian Dollar	614,371	State Street Bank and Trust Company	2/15/2017	(16,958)
3,373,985	Euro	3,740,231	Goldman Sachs International	2/15/2017	96,343
1,102,476	Euro	1,222,150	Goldman Sachs International	2/15/2017	31,481
216,904	Euro	236,807	Goldman Sachs International	2/15/2017	2,552
51,031	Euro	55,127	Goldman Sachs International	2/15/2017	14
30,979	Euro	33,315	Goldman Sachs International	2/15/2017	(142)
14,620	Euro	15,325	Goldman Sachs International	2/15/2017	(465)
109,663	Euro	117,824	Goldman Sachs International	2/15/2017	(611)
20,846	Euro	21,881	Goldman Sachs International	2/15/2017	(633)
24,293	Euro	25,330	Goldman Sachs International	2/15/2017	(906)
55,304	Euro	58,772	Goldman Sachs International	2/15/2017	(956)
70,715	Euro	75,393	Goldman Sachs International	2/15/2017	(979)
53,928	Euro	57,217	Goldman Sachs International	2/15/2017	(1,025)
76,429	Euro	80,908	Goldman Sachs International	2/15/2017	(1,635)
126,794	Euro	135,197	Goldman Sachs International	2/15/2017	(1,740)
152,211	Euro	162,540	Goldman Sachs International	2/15/2017	(1,847)
209,480	Euro	223,666	Goldman Sachs International	2/15/2017	(2,571)
84,710	Euro	88,481	Goldman Sachs International	2/15/2017	(3,005)
126,894	Euro	133,193	Goldman Sachs International	2/15/2017	(3,852)
2,587,581	Euro	2,868,799	Royal Bank of Canada	2/15/2017	74,224
174,384	Euro	193,336	Royal Bank of Canada	2/15/2017	5,002
77,302	Euro	85,200	Royal Bank of Canada	2/15/2017	1,714
38,288	Euro	42,449	Royal Bank of Canada	2/15/2017	1,098
18,765	Euro	20,191	Royal Bank of Canada	2/15/2017	(75)
54,783	Euro	58,724	Royal Bank of Canada	2/15/2017	(441)
88,675	Euro	95,268	Royal Bank of Canada	2/15/2017	(501)
159,755	Euro	171,898	Royal Bank of Canada	2/15/2017	(637)
147,548	Euro	158,163	Royal Bank of Canada	2/15/2017	(1,188)
2,466,846	Euro	2,734,659	Societe Generale	2/15/2017	70,477
488,767	Euro	541,830	Societe Generale	2/15/2017	13,964
193,320	Euro	209,505	Societe Generale	2/15/2017	720
78,786	Euro	85,382	Societe Generale	2/15/2017	294
13,924	Euro	14,804	Societe Generale	2/15/2017	(233)
37,981	Euro	40,600	Societe Generale	2/15/2017	(419)
192,635	Euro	207,513	Societe Generale	2/15/2017	(532)
75,365	Euro	80,384	Societe Generale	2/15/2017	(1,010)
119,820	Euro	127,396	Societe Generale	2/15/2017	(2,009)
171,734	Euro	183,171	Societe Generale	2/15/2017	(2,301)
944,981	Euro	1,009,674	Societe Generale	2/15/2017	(10,901)
5,898,541	Euro	6,539,594	State Street Bank and Trust Company	2/15/2017	169,198
803,902	Euro	904,961	State Street Bank and Trust Company	2/15/2017	36,751
66,751	Euro	71,807	State Street Bank and Trust Company	2/15/2017	(284)
15,026	Euro	15,932	State Street Bank and Trust Company	2/15/2017	(296)
248,786	Euro	267,928	State Street Bank and Trust Company	2/15/2017	(760)
59,430	Euro	63,315	State Street Bank and Trust Company	2/15/2017	(869)
125,315	Euro	134,301	State Street Bank and Trust Company	2/15/2017	(1,039)
46,775	Euro	49,186	State Street Bank and Trust Company	2/15/2017	(1,331)
49,731	Euro	52,082	State Street Bank and Trust Company	2/15/2017	(1,628)
93,287	Euro	98,955	State Street Bank and Trust Company	2/15/2017	(1,794)
148,698	Euro	158,659	State Street Bank and Trust Company	2/15/2017	(1,934)
81,723	Euro	85,711	State Street Bank and Trust Company	2/15/2017	(2,549)
132,594	Euro	139,700	State Street Bank and Trust Company	2/15/2017	(3,501)
254,388	Euro	270,567	State Street Bank and Trust Company	2/15/2017	(4,171)
286,299	Euro	303,695	State Street Bank and Trust Company	2/15/2017	(5,507)
323,636	Euro	343,177	State Street Bank and Trust Company	2/15/2017	(6,348)
506,187	Euro	530,889	State Street Bank and Trust Company	2/15/2017	(15,791)
27,304,529	Japanese Yen	262,266	Goldman Sachs International	2/15/2017	20,362
44,198,829	Japanese Yen	411,477	Goldman Sachs International	2/15/2017	19,899
22,320,648	Japanese Yen	199,407	Goldman Sachs International	2/15/2017	1,658
9,567,705	Japanese Yen	84,426	Goldman Sachs International	2/15/2017	(339)
11,951,732	Japanese Yen	104,396	Goldman Sachs International	2/15/2017	(1,490)
7,009,885	Japanese Yen	59,356	Goldman Sachs International	2/15/2017	(2,748)
10,012,993	Japanese Yen	94,245	Royal Bank of Canada	2/15/2017	5,535
6,716,314	Japanese Yen	60,817	Royal Bank of Canada	2/15/2017	1,314
10,331,120	Japanese Yen	91,028	Royal Bank of Canada	2/15/2017	(500)
54,827,047	Japanese Yen	484,146	Royal Bank of Canada	2/15/2017	(1,593)
340,108,527	Japanese Yen	3,267,155	Societe Generale	2/15/2017	253,971
29,967,715	Japanese Yen	275,966	Societe Generale	2/15/2017	10,468
3,613,940	Japanese Yen	33,540	Societe Generale	2/15/2017	1,523
7,700,721	Japanese Yen	68,674	Societe Generale	2/15/2017	449
21,644,678	Japanese Yen	188,835	Societe Generale	2/15/2017	(2,925)
192,047,414	Japanese Yen	1,844,836	State Street Bank and Trust Company	2/15/2017	143,396
100,069,855	Japanese Yen	961,286	State Street Bank and Trust Company	2/15/2017	74,719
4,591,018	Japanese Yen	42,514	State Street Bank and Trust Company	2/15/2017	1,840
5,616,813	Japanese Yen	51,272	State Street Bank and Trust Company	2/15/2017	1,510
6,706,681	Japanese Yen	59,769	State Street Bank and Trust Company	2/15/2017	352
5,537,561	Japanese Yen	47,657	State Street Bank and Trust Company	2/15/2017	(1,402)
1,285,698	Mexican Peso	62,419	Goldman Sachs International	2/15/2017	879
23,144,788	Mexican Peso	1,107,947	Goldman Sachs International	2/15/2017	110
2,072,122	Mexican Peso	110,095	Royal Bank of Canada	2/15/2017	10,912
965,668	Mexican Peso	51,307	Royal Bank of Canada	2/15/2017	5,085
4,509,039	Mexican Peso	239,390	Societe Generale	2/15/2017	23,563
939,871	Mexican Peso	45,265	Societe Generale	2/15/2017	278
13,287,303	Mexican Peso	705,702	State Street Bank and Trust Company	2/15/2017	69,698
3,027,527	Mexican Peso	160,897	State Street Bank and Trust Company	2/15/2017	15,983
832,528	Mexican Peso	44,244	State Street Bank and Trust Company	2/15/2017	4,395
671,275	Mexican Peso	35,565	State Street Bank and Trust Company	2/15/2017	3,434
1,970,951	Mexican Peso	95,148	State Street Bank and Trust Company	2/15/2017	808
1,078,916	Mexican Peso	51,308	State Street Bank and Trust Company	2/15/2017	(335)
89,132	New Zealand Dollar	63,463	Goldman Sachs International	2/15/2017	(1,908)
69,962	New Zealand Dollar	47,948	Goldman Sachs International	2/15/2017	(3,363)
280,828	New Zealand Dollar	200,643	Goldman Sachs International	2/15/2017	(5,320)
468,913	New Zealand Dollar	335,404	Goldman Sachs International	2/15/2017	(8,503)
532,132	New Zealand Dollar	375,504	Goldman Sachs International	2/15/2017	(14,768)
551,906	New Zealand Dollar	388,956	Goldman Sachs International	2/15/2017	(15,819)
63,921	New Zealand Dollar	46,165	Royal Bank of Canada	2/15/2017	(715)
1,964,680	New Zealand Dollar	1,433,647	Royal Bank of Canada	2/15/2017	(7,275)
256,399	New Zealand Dollar	178,405	Royal Bank of Canada	2/15/2017	(9,641)
682,617	New Zealand Dollar	490,781	Royal Bank of Canada	2/15/2017	(9,859)
6,228,915	New Zealand Dollar	4,545,302	Royal Bank of Canada	2/15/2017	(23,064)
204,355	New Zealand Dollar	149,093	Societe Generale	2/15/2017	(784)
143,348	New Zealand Dollar	102,731	Societe Generale	2/15/2017	(2,402)
97,487	New Zealand Dollar	68,743	Societe Generale	2/15/2017	(2,755)
109,434	New Zealand Dollar	77,363	Societe Generale	2/15/2017	(2,897)
323,665	New Zealand Dollar	228,832	Societe Generale	2/15/2017	(8,548)
461,862	New Zealand Dollar	329,888	Societe Generale	2/15/2017	(8,848)
8,274,781	New Zealand Dollar	6,037,098	Societe Generale	2/15/2017	(31,731)
224,542	New Zealand Dollar	163,916	State Street Bank and Trust Company	2/15/2017	(766)
106,337	New Zealand Dollar	75,065	State Street Bank and Trust Company	2/15/2017	(2,924)
2,303,060	New Zealand Dollar	1,681,234	State Street Bank and Trust Company	2/15/2017	(7,860)
400,536	New Zealand Dollar	285,877	State Street Bank and Trust Company	2/15/2017	(7,882)
340,118	New Zealand Dollar	246,752	Royal Bank of Canada	5/11/2017	(2,057)
6,909,083	Norwegian Krona	838,973	Goldman Sachs International	2/15/2017	1,228
398,135	Norwegian Krona	47,711	Goldman Sachs International	2/15/2017	(564)
3,417,603	Norwegian Krona	413,721	Goldman Sachs International	2/15/2017	(673)
814,895	Norwegian Krona	95,898	Goldman Sachs International	2/15/2017	(2,910)
2,117,499	Norwegian Krona	244,198	Goldman Sachs International	2/15/2017	(12,555)
456,418	Norwegian Krona	54,947	Royal Bank of Canada	2/15/2017	(395)
484,243	Norwegian Krona	56,389	Royal Bank of Canada	2/15/2017	(2,326)
726,425	Norwegian Krona	85,766	Societe Generale	2/15/2017	(2,314)
930,241	Norwegian Krona	110,093	Societe Generale	2/15/2017	(2,701)
1,267,247	Norwegian Krona	150,372	Societe Generale	2/15/2017	(3,285)
3,076,551	Norwegian Krona	363,708	Societe Generale	2/15/2017	(9,332)
11,294,305	Norwegian Krona	1,371,833	State Street Bank and Trust Company	2/15/2017	2,369
376,934	Norwegian Krona	43,729	State Street Bank and Trust Company	2/15/2017	(1,976)
1,686,188	Norwegian Krona	196,929	State Street Bank and Trust Company	2/15/2017	(7,525)
2,916,288	Norwegian Krona	345,023	State Street Bank and Trust Company	2/15/2017	(8,585)
3,721,820	Norwegian Krona	436,828	State Street Bank and Trust Company	2/15/2017	(14,452)
1,480,132	Norwegian Krona	178,144	Royal Bank of Canada	5/11/2017	(1,450)
361,131	Pound Sterling	456,982	Goldman Sachs International	2/15/2017	2,583
38,541	Pound Sterling	48,771	Goldman Sachs International	2/15/2017	276
27,976	Pound Sterling	34,911	Goldman Sachs International	2/15/2017	(291)
30,197	Pound Sterling	36,763	Goldman Sachs International	2/15/2017	(1,233)
218,349	Pound Sterling	272,733	Goldman Sachs International	2/15/2017	(2,008)
165,065	Pound Sterling	205,433	Goldman Sachs International	2/15/2017	(2,262)
232,393	Pound Sterling	289,564	Goldman Sachs International	2/15/2017	(2,848)
1,430,770	Pound Sterling	1,777,474	Goldman Sachs International	2/15/2017	(22,816)
1,622,077	Pound Sterling	2,015,139	Goldman Sachs International	2/15/2017	(25,866)
15,606	Pound Sterling	19,228	Royal Bank of Canada	2/15/2017	(409)
71,548	Pound Sterling	89,565	Royal Bank of Canada	2/15/2017	(461)
60,157	Pound Sterling	73,939	Royal Bank of Canada	2/15/2017	(1,754)
431,001	Pound Sterling	536,027	Royal Bank of Canada	2/15/2017	(6,287)
15,114	Pound Sterling	19,092	Societe Generale	2/15/2017	75
13,469	Pound Sterling	16,498	Societe Generale	2/15/2017	(449)
89,105	Pound Sterling	111,413	Societe Generale	2/15/2017	(705)
64,536	Pound Sterling	80,293	Societe Generale	2/15/2017	(911)
364,434	Pound Sterling	452,628	Societe Generale	2/15/2017	(5,927)
774,290	Pound Sterling	961,671	Societe Generale	2/15/2017	(12,593)
182,801	Pound Sterling	233,226	State Street Bank and Trust Company	2/15/2017	3,213
52,779	Pound Sterling	67,064	State Street Bank and Trust Company	2/15/2017	654
27,609	Pound Sterling	34,450	State Street Bank and Trust Company	2/15/2017	(290)
72,728	Pound Sterling	90,368	State Street Bank and Trust Company	2/15/2017	(1,143)
113,837	Pound Sterling	142,043	State Street Bank and Trust Company	2/15/2017	(1,194)
249,065	Pound Sterling	310,611	State Street Bank and Trust Company	2/15/2017	(2,779)
241,890	Pound Sterling	300,560	State Street Bank and Trust Company	2/15/2017	(3,802)
30,522,825	South African Rand	2,250,182	Royal Bank of Canada	2/15/2017	(9,889)
452,179	South African Rand	33,305	State Street Bank and Trust Company	2/15/2017	(177)
5,000	Swedish Krona	546	Goldman Sachs International	2/15/2017	(26)
433,067	Swedish Krona	47,362	Goldman Sachs International	2/15/2017	(2,175)
703,584	Swedish Krona	77,946	Goldman Sachs International	2/15/2017	(2,534)
1,268,622	Swedish Krona	140,225	Goldman Sachs International	2/15/2017	(4,888)
3,792,329	Swedish Krona	418,571	Goldman Sachs International	2/15/2017	(15,220)
3,695,469	Swedish Krona	402,263	Goldman Sachs International	2/15/2017	(20,448)
7,418,717	Swedish Krona	822,803	Goldman Sachs International	2/15/2017	(25,796)
501,881	Swedish Krona	56,824	Royal Bank of Canada	2/15/2017	(585)
504,994	Swedish Krona	56,687	Royal Bank of Canada	2/15/2017	(1,077)
1,050,446	Swedish Krona	119,050	Royal Bank of Canada	2/15/2017	(1,107)
15,705	Swedish Krona	1,746	Societe Generale	2/15/2017	(50)
1,067,770	Swedish Krona	119,275	Societe Generale	2/15/2017	(2,863)
987,465	Swedish Krona	108,422	Societe Generale	2/15/2017	(4,530)
2,947,434	Swedish Krona	322,958	Societe Generale	2/15/2017	(14,188)
21,637,951	Swedish Krona	2,405,944	Societe Generale	2/15/2017	(69,140)
1,031,614	Swedish Krona	115,597	State Street Bank and Trust Company	2/15/2017	(2,406)
562,004	Swedish Krona	60,755	State Street Bank and Trust Company	2/15/2017	(3,531)
2,592,753	Swedish Krona	285,601	State Street Bank and Trust Company	2/15/2017	(10,974)
1,699,281	Swedish Krona	193,350	Royal Bank of Canada	5/11/2017	(1,907)
271,048	Swiss Franc	270,138	Goldman Sachs International	2/15/2017	(3,944)
235,323	Swiss Franc	233,887	Goldman Sachs International	2/15/2017	(4,070)
1,298,010	Swiss Franc	1,337,989	Royal Bank of Canada	2/15/2017	25,449
120,873	Swiss Franc	123,853	Royal Bank of Canada	2/15/2017	1,626
163,898	Swiss Franc	166,982	Royal Bank of Canada	2/15/2017	1,249
7,626,864	Swiss Franc	7,861,774	Societe Generale	2/15/2017	149,535
470,267	Swiss Franc	484,885	Societe Generale	2/15/2017	9,354
70,675	Swiss Franc	70,282	Societe Generale	2/15/2017	(1,184)
52,981	Swiss Franc	52,366	State Street Bank and Trust Company	2/15/2017	(1,208)
266,904	Swiss Franc	265,614	State Street Bank and Trust Company	2/15/2017	(4,278)
252,715	Swiss Franc	248,384	State Street Bank and Trust Company	2/15/2017	(7,159)
677,563	Swiss Franc	664,962	State Street Bank and Trust Company	2/15/2017	(20,186)
943,914	Swiss Franc	918,714	State Street Bank and Trust Company	2/15/2017	(35,766)
176,389	Swiss Franc	178,099	Royal Bank of Canada	5/11/2017	(1,192)
Total					$112,455

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited)(cont’d)

Credit default swap contracts ("credit default swaps")

At January 31, 2017, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount (a)	Contract Annual Fixed Rate (b)	Termination Date	Unamortized Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit LLC	ITRAXX.XO.25.V1	EUR 4,800,000	5.00%	6/20/2021	$(282,672)	$(173,098)	$(30,299)	$(486,069)
ICE Clear Credit LLC	CDX.EM.26.V1	$ 3,100,000	1.00%	12/20/2021	187,341	(969)	(3,703)	182,669
Total					$(95,331)	$(174,067)	$(34,002)	$(303,400)

(a)	Notional amount is stated in the currency in which the contract is denominated. EUR=Euro
(b)	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

Interest rate swap contracts ("interest rate swaps")

At January 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount(a)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Termination Date	Total Fair Value(b)
LCH.Clearnet Limited	SEK 85,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)	(0.17%)	12/23/2019	$21,500
Total						$21,500

(a)	Notional amount is stated in the currency in which the contract is denominated. SEK = Swedish Krona
(b)	Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of January 31, 2017.

At January 31, 2017, the Fund had $348,770 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited)(cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2017:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	$111	$63	$174
Other Loan Assignments(a)	—	1,983	—	1,983
Total Loan Assignments		2,094	63	2,157
U.S. Treasury Obligations	—	6,680	—	6,680
Mortgage-Backed Securities(a)	—	1,061	—	1,061
Corporate Bonds(a)	—	22,831	—	22,831
Asset-Backed Securities	—	9,904	—	9,904
Foreign Government Securities(a)	—	3,531	—	3,531
Exchange Traded Funds	3,254	—	—	3,254
Short-Term Investment	—	2,131	—	2,131
Total Investments	$3,254	$48,232	$63	$51,549

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realize d gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2017
Investments in Securities:
Loan Assignments(a)
Industrial Equipment	$—	$—	$—	$1	$64	$(2)	$—	$—	$63	$1
Total	$—	$—	$—	$1	$64	$(2)	$—	$—	$63	$1

(a) Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2017, no securities were transferred from one level (as of October 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2017:

Other Financial Instruments (000's omitted)	Level 1	Level 2	Level 3	Total
Futures(c)
Assets	$575	$—	$—	$575
Liabilities	(64)	—	—	(64)
Forward Contracts(c)
Assets	—	2,688	—	2,688
Liabilities	—	(2,300)	—	(2,300)
Swaps
Assets	—	204	—	204
Liabilities	—	(486)	—	(486)
Total	$511	$106	$—	$617

(c)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument. Swap contracts are reported in the table at value.

See Notes to Schedule of Investments

January 31, 2017

 Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Emerging Markets Debt Fund (“Emerging Markets Debt”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund (“Municipal High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund (“Unconstrained Bond”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“NBIA” or “Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities for long and short positions is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of the Funds’ investments in exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate. (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At January 31, 2017, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$381,052	$2,127	$7,883	$(5,756)
Emerging Markets Debt	124,037	3,708	6,917	(3,209)
Floating Rate Income	399,505	2,948	2,563	385
High Income	3,895,079	211,898	55,130	156,768
Municipal High Income	94,5423	372	3,059	(2,687)
Municipal Intermediate Bond	197,446	3,673	2,410	1,263
New York Municipal Income	58,516	1,508	402	1,106
Short Duration	86,518	76	521	(445)
Short Duration High Income	85,954	1,936	437	1,499
Strategic Income	2,602,567	65,251	69,504	(4,253)
Unconstrained Bond	52,675	1,105	2,231	(1,126)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President
Date:	March 31, 2017

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer
Date:	March 31, 2017